Securities Act Registration No. 333-189870

Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on February 7, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 38

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 39

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

10 West Market Street, Suite 2300, Indianapolis, Indiana 46204

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 317-223-2703

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon, Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☒ On April 27, 2018 pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Prospectus

April [    ], 2018

Advised by:

Global Atlantic Investment Advisors, LLC

10 West Market Street

Suite 2300

Indianapolis, Indiana 46204

1-877-881-7735                      www.globalatlantic.com

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY: Global Atlantic American Funds® Managed Risk Portfolio	[1]
PORTFOLIO SUMMARY: Global Atlantic Balanced Managed Risk Portfolio	[7]
PORTFOLIO SUMMARY: Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	[13]
PORTFOLIO SUMMARY: Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	[20]
PORTFOLIO SUMMARY: Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	[29]
PORTFOLIO SUMMARY: Global Atlantic Growth Managed Risk Portfolio	[35]
PORTFOLIO SUMMARY: Global Atlantic Moderate Growth Managed Risk Portfolio	[41]
PORTFOLIO SUMMARY: Global Atlantic PIMCO Tactical Allocation Portfolio	[47]
PORTFOLIO SUMMARY: Global Atlantic Select Advisor Managed Risk Portfolio	[54]
PORTFOLIO SUMMARY: Global Atlantic Wellington Research Managed Risk Portfolio	[60]
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	[66]
General Information about the Portfolios, Adviser and Sub-Adviser	[66]
Investment Objectives	[66]
Principal Investment Strategies	[66]
Principal Investment Risks	[68]
Temporary Investments	[81]
Portfolio Holdings Disclosure	[81]
Cybersecurity	[81]
MANAGEMENT	[82]
Investment Adviser	[82]
Investment Adviser Portfolio Managers	[84]
Sub-Advisers	[84]
Sub-Adviser Portfolio Managers	[85]
HOW SHARES ARE PRICED	[89]
HOW TO PURCHASE AND REDEEM SHARES	[90]
TAX CONSEQUENCES	[91]
DIVIDENDS AND DISTRIBUTIONS	[92]
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	[92]
DISTRIBUTION OF SHARES	[93]
Distributor	[93]
Distribution Fees	[93]
Additional Compensation to Financial Intermediaries	[93]
Householding	[93]
VOTING AND MEETINGS	[94]
FINANCIAL HIGHLIGHTS	[94]
Privacy Notice	[95]

PORTFOLIO SUMMARY: Global Atlantic American Funds® Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [0.86%] of average daily net assets attributable to the Portfolio’s shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

The Portfolio’s adviser has contractually agreed, until at least [April 30, 2019], to waive [0.40%] of its advisory fee.  This waiver is not subject to recoupment by the adviser. The waiver may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[—]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio.

Principal Investment Strategies: Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component.  The Capital Appreciation and Income Component is managed by Wilshire Associates Incorporated (“Wilshire”) which uses a “fund of funds” strategy that seeks to achieve its objective by investing in a combination of other mutual funds in the American Funds Insurance Series® (the “Underlying Funds”), offered by a different prospectus. This strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Managed Risk Component is managed by Milliman Financial Risk Management LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component. Wilshire expects to further allocate approximately 65% of the Portfolio’s Capital Appreciation and Income Component to Underlying Funds that hold primarily equity securities and 35% to Underlying Funds that hold primarily fixed income securities, although Wilshire may modify the target allocation from time to time. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The process seeks to generate target allocations that integrate Wilshire’s macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments.

The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style. The equity Underlying Funds typically invest in core, growth and value equity securities of U.S. and foreign medium and large capitalization issuers, but may also invest in small capitalization companies and derivatives. The fixed income Underlying Funds typically invest in domestic fixed income securities including, but not limited to, U.S. Treasury securities, sovereign debt securities, corporate bonds, mortgage-backed securities and inflation-indexed securities, as well as derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

Although Wilshire selects the investments, the Portfolio’s Adviser is responsible for all trading and investment execution activities with respect to the Capital Appreciation and Income Component. On at least a quarterly basis, Wilshire will direct the Adviser to trade the Portfolio to align with target allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire’s quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in the Investment Strategy Committee of the Wilshire Funds Management division, which is comprised of senior investment professionals across Wilshire’s portfolio management and manager research groups. The Adviser is responsible for rebalancing the Capital Appreciation and Income Component as frequently as daily based on, among other things, Wilshire’s investment selections and target allocations and market price movements of individual investments, cash flows into and out of the Portfolio and transaction costs.

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by

Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman adviser selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio.

Milliman also adjusts hedge instruments to realign individual hedges when Wilshire rebalances the Capital Appreciation and Income Component of the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Derivatives Risk: The  use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability  to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•                  Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•                  Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•                  Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•                  Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (10/31/13)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Moderate Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Advisers are Wilshire Associates Incorporated (“Wilshire”) and Milliman Financial Risk Management, LLC (“Milliman”).

Portfolio Manager	Title	Involved with Portfolio Since
Nathan Palmer, CFA	Managing Director of Wilshire	October 1, 2016
Anthony Wicklund, CFA, CAIA	Vice President of Wilshire	October 1, 2016
Adam Schenck, CFA, FRM	Portfolio Manager of Milliman	October 31, 2013

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic Balanced Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [0.91%] of average daily net assets attributable to the Portfolio’s shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio.

Principal Investment Strategies: Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component. The Capital Appreciation and Income Component is managed by BlackRock Financial Management, Inc. (“BlackRock”) pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds (“ETFs”) that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Although BlackRock selects the investments, the Portfolio’s Adviser is responsible for all trading and investment execution activities with respect to the Capital Appreciation and Income Component.. The Managed Risk Component is managed by Milliman Financial Risk Management LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 50% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 50% to fixed income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock’s assessment of the ETFs’ relative attractiveness as investment opportunities.

Certain ETFs’ investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, including, small-, mid- and large-cap issuers, and on investments in domestic and foreign fixed income instruments including U.S. treasuries, mortgage-backed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to certain ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs’ adviser or unrated but determined to be of equivalent quality by the ETFs’ adviser). Such securities are sometimes referred to as “junk bonds.”

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when BlackRock rebalances the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

The Portfolio invests in ETFs that are affiliated with the Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various ETFs both because the fees payable to it and/or its affiliates by some ETFs are higher than the fees payable by other ETFs and because the Sub-Adviser and its affiliates are also responsible for managing the ETFs.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other equity funds that use different investing styles.

•                  High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•                  Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•                  Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•                  Tactical Asset Allocation Risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles. The Sub-Adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

•                  Value Stock Risk: Value stocks involve the risk that they may never reach what the ETF manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[—]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (10/31/13)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Conservative Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Advisers are BlackRock Financial Management, Inc. (“BlackRock”) and Milliman Financial Risk Management, LLC (“Milliman”).

Portfolio Manager	Title	Involved with Portfolio Since
David Carney, CFA	Managing Director of BlackRock, Inc.	October 1, 2016
Ye Liang, CFA	Vice President of BlackRock, Inc.	October 1, 2016
Adam Schenck, CFA, FRM	Portfolio Manager of Milliman	October 31, 2013

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [0.57%] of average daily net assets attributable to the Portfolio’s shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

The Portfolio’s adviser has contractually agreed, until at least [April 30, 2019], to waive [0.60%] of its advisory fee.  This waiver is not subject to recoupment by the adviser. The waiver may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio.

Principal Investment Strategies: Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component. The Capital Appreciation and Income Component seeks to achieve its objective by investing in the BlackRock Global Allocation V.I. Fund (the “Underlying Fund”), which is offered by a different prospectus. The Managed Risk Component is managed by Milliman Financial Risk Management, LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component, which is invested solely in the Underlying Fund, and up to 20% of the Portfolio’s net assets to the Managed Risk Component.

The Underlying Fund has a fully managed investment policy utilizing domestic and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund’s management believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. In addition, the Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in Real Estate Investment Trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITS or companies that mine precious metals.

When choosing investments, the Underlying Fund’s management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This flexibility allows the Underlying Fund’s management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in the securities of companies of any market capitalization.

Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the Underlying Fund’s management expects these investments to outperform U.S. securities. When choosing investment markets, the Underlying Fund’s management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of the Underlying Fund’s investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the Underlying Fund’s management team’s outlook.

The Underlying Fund’s composite Reference Benchmark has at all times since the Underlying Fund’s formation included a 40% weighting in non-US securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex US) Index; 24% BofA Merrill Lynch Current 5-year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. Throughout

its history, the Underlying Fund has maintained a weighting in non-US securities, often exceeding the 40% Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Underlying Fund will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by its adviser, in which case the Underlying Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Underlying Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Underlying Fund will allocate its assets among various regions and countries including the United States (but in no less than three different countries). For temporary defensive purposes the Underlying Fund may deviate very substantially from the allocation described above.

The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in a wholly owned subsidiary of the Underlying Fund formed in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments.

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio.

Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Underlying Fund’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Commodities Related Investments Risks: Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities. The value of futures and other commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

•                  Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

•                  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the

U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•                  Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Precious Metal Related Securities Risk: The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.

•                  Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

•                  REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•                  Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•                  Subsidiary Risk: By investing in the Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders.

•                  Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

•                  Warrants Risk: If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Underlying Fund loses any amount it paid for the warrant. Although warrants may trade in the same markets as their underlying stock, the price of the warrant does not necessarily move with the price of the stock.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (10/31/13)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Moderate Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Adviser is Milliman Financial Risk Management, LLC (“Milliman”).

Portfolio Manager	Title	Involved with Portfolio Since
Eric Todd, CFA	President of the Adviser	October 31, 2013
Cameron Jeffreys, CFA	Senior Vice President of the Adviser	October 31, 2013
Adam Schenck, CFA, FRM	Portfolio Manager of Milliman	October 31, 2013

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses(*) (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(1)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(*)         Expense information in the table has been restated to reflect current fees.

(1)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [1.15%] of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.  This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[—]	$	[—]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio.

Principal Investment Strategies:

Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component. The Capital Appreciation and Income Component is further sub-divided into an equity sleeve, which is managed by Franklin Advisory Services, LLC (“Franklin Advisory Services”), and a fixed income sleeve, which is managed by Franklin Advisers, Inc. (“Franklin Advisers”). The Managed Risk Component is managed by Milliman Financial Risk Management LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component. The Adviser expects to further allocate approximately 75% of the Portfolio’s Capital Appreciation and Income Component to the equity sleeve and approximately 25% to the fixed income sleeve. The Adviser may modify the target allocations from time to time.

Franklin Advisory Services manages the equity sleeve of the Portfolio pursuant to a rising dividends strategy which seeks to invest in equity securities, primarily common stock, that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stock and have maintained or increased their dividend rate during the last four consecutive years.

Under normal market conditions, pursuant to Franklin Advisory Services’ rising dividends strategy, the equity sleeve will seek to invest at least 65% of its net assets in securities of companies that have:

•                  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

•                  increased dividends substantially (at least 100%) over the last 10 years;

•                  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); and

•                  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations.

The Franklin Advisory Services rising dividends strategy typically seeks to invest the rest of the equity sleeve’s net assets in equity securities of companies that pay dividends but do not meet all of the above criteria. Through its equity sleeve, the Portfolio may invest in companies of any size, across the entire market spectrum including smaller and midsize companies. Although Franklin Advisory Services seeks to invest across all sectors, from time to time, based on economic conditions, the Portfolio’s equity sleeve may have significant positions in particular sectors. Franklin Advisory Services may invest up to 25% of the equity sleeve’s net assets in foreign securities (which may include the purchase of depositary receipts) and 5% of its net assets in exchange traded funds (ETFs). The equity sleeve may enter into repurchase agreements.

Franklin Advisory Services is a research driven, fundamental investor. As a “bottom-up” investor focusing primarily on individual securities, Franklin Advisory Services looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices. In following these criteria, the equity sleeve does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. Franklin Advisory Services employs a bottom-up stock selection process and the equity sleeve will invest in securities without regard to the securities normally comprising the benchmark that the Portfolio uses for performance comparison purposes.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks, preferred stocks, and securities convertible into common stock are examples of equity securities.

Franklin Advisers manages the fixed income sleeve by investing predominantly in investment grade securities and investments or in unrated securities and investments Franklin Advisers determines are of comparable quality. Securities rated in the top four ratings categories by one or more independent rating organizations such as Standard & Poor’s (“S&P®”) (rated BBB or better) or Moody’s Investors Service (“Moody’s”) (rated Baa or higher) are considered investment grade. Securities rated BB or lower by S&P® or Ba or lower by Moody’s are considered to be below investment grade. Derivatives with reference securities that are investment grade are considered to be investment grade. The fixed income sleeve of the fund may invest up to 20% of its total assets in non-investment grade debt securities, including up to 5%  in securities rated lower than B by S&P or Moody’s, which may include defaulted securities, or in unrated securities and investments Franklin Advisers determines are of comparable quality.

The fixed income sleeve of the Portfolio may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The fixed income sleeve of the Portfolio may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities. The fixed income sleeve of the Portfolio may also invest a small portion of its assets directly in mortgage loans. Some of the mortgage-backed securities in which the fixed income sleeve of the Portfolio invests are issued or guaranteed by the U.S. government, its agencies or instrumentalities or by U.S. government-sponsored entities (“GSEs”), while others are issued by private entities and not guaranteed.

Mortgage-backed securities issued by GSEs, such as Fannie Mae and Freddie Mac, include credit risk transfer securities. Credit risk transfer securities are structured without any government guarantee or underlying collateral, such that (i) interest is paid directly by the GSE and (ii) principal is paid in accordance with the principal payments and default performance of a certain specified pool of residential mortgage loans acquired by the GSE. The Portfolio may also invest in privately issued credit risk transfer securities.

The fixed income sleeve of the Portfolio may purchase or sell mortgage-backed and other asset-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. Asset-backed securities are securities backed by loans, leases, and other receivables.

The fixed income sleeve of the Portfolio also may invest in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers, which typically have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as LIBOR or the Prime Rate. The fixed income sleeve also may invest in mortgage dollar rolls.

The fixed income sleeve of the Portfolio regularly enters into interest rate, credit and currency-related transactions involving certain derivative instruments, including currency and cross-currency forwards, currency options, currency and currency index futures contracts, interest rate/bond futures contracts and options on such contracts, options on ETFs, and swaps agreements, which may include interest rate, inflation index, fixed income total return, currency and credit default swaps, futures contracts on credit default swaps on indices (also known as credit index futures), and options on interest rate and credit default swaps. The fixed income sleeve of the Portfolio may also invest in collateralized debt obligations. The use of these derivative transactions may allow the fixed income sleeve of the Portfolio to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Portfolio returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a significant component of the investment returns of the fixed income sleeve.

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing Milliman, to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Collateralized Debt Obligations Risk: The risks of an investment in a collateralized debt obligation, such as a collateralized bond obligation (“CBO”) or a collateralized loan obligation (“CLO”), depend largely on the type of the collateral securities and the class of the debt obligation in which the Portfolio invests. CBOs and CLOs are generally subject to credit, interest rate, valuation, prepayment and extension risks. CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Portfolio may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•                  Currency Management Strategies Risk: Currency management strategies may substantially change the Portfolio’s exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser or Sub-Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•                  Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Dividend-Oriented Companies Risk: Investments in companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Portfolio.

•                  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Floating Rate Corporate Investments Risk:  Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value on sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

•                  Focus Risk: To the extent that the Portfolio focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

•                  High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•                  Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•                  Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

•                  Mortgage Dollar Rolls Risk: In a mortgage dollar roll, the Portfolio takes the risk that: the market price of the mortgage-backed securities will drop below their future purchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the portfolio; and, it increases the Portfolio’s sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the turnover rate for the Portfolio.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•                  Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•                  To Be Announced (TBA) Securities Risk: TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

•                  U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

•                  Value Stock Risk: Value stocks involve the risk that they may never reach what the Sub-Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Sub-Adviser misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds.

•                  Variable Rate Securities Risk:  Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735.  Prior to July 5, 2017, the fixed income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (04/30/14)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Moderate Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Advisers are Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Advisory Services, LLC (“Franklin Advisory Services”) and Milliman Financial Risk Management, LLC (“Milliman”).

Portfolio Manager	Title	Involved with Portfolio Since
Donald G. Taylor, CPA	President and Chief Investment Officer of Franklin Advisory Services	April 30, 2014
Nicholas P.B. Getaz, CFA	Vice President, Research Analyst and Portfolio Manager of Franklin Advisory Services	April 30, 2014
Roger Bayston, CFA	Senior Vice President, Director — Investment Grade, Investment Grade Bonds of Franklin Advisers	July 5, 2017
Kent Burns, CFA	Senior Vice President, Director — Investment Grade, Investment Grade Bonds of Franklin Advisers	July 5, 2017
Christopher Molumphy, CFA	Executive Vice President , Chief Investment Officer — Fixed Income, and Head of Fixed Income of Franklin Advisers	July 5, 2017
David Yuen, CFA	Senior Vice President and Portfolio Manager, Investment Grade Bonds of Franklin Advisers	July 5, 2017
Adam Schenck, CFA, FRM	Portfolio Manager of Milliman	April 30, 2014

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [1.16%] of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.  This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio.

Principal Investment Strategies: . In seeking to achieve the Portfolio’s investment objectives, the Portfolio’s Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) dynamically allocates the Portfolio’s assets to generate returns, while engaging in hedging activity to manage the Portfolio’s volatility. Dynamic allocation refers to changes in the Portfolio’s asset allocation targets pursuant to GSAM’s views regarding changing market conditions and other considerations. The dynamic allocation is based on trend following or momentum investing. Momentum investing looks to recent price trends in assets, allocating more to assets that show positive trends in the recent past while allocating away from assets that show poor trends.

GSAM manages the Portfolio pursuant to a momentum investing strategy that seeks to provide exposure to the broad U.S. and other developed equity markets and U.S. fixed income markets. Under normal circumstances, excluding the portion of the Portfolio’s assets devoted to hedging, GSAM expects to allocate at least 50% and up to 70% of the Portfolio’s investment exposure to developed equity markets, and at least 30% and up to 50% of the Portfolio’s investment exposure to U.S. fixed income markets, although GSAM may modify the target allocations from time to time. The Portfolio considers the following countries to have developed equity markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In addition, countries represented in the indexes EuroStoxx 50, FTSE 100, S&P 500, Russell 2000, Nikkei 225, S&P 400 are all considered to have developed equity markets.

To provide exposure to developed equity markets, the Portfolio’s investments may include, among other instruments, futures (including index futures), swaps, structured notes, other derivatives and other mutual funds and exchange-traded funds (“Underlying Funds”) offered through different prospectuses. The Portfolio may also invest directly in equity securities. There is no limitation on the market capitalization range of the issuers in which the Portfolio may have exposure. The Portfolio may have exposure to instruments denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also engage in foreign currency transactions (including forward contracts) for hedging purposes. In seeking exposure to the U.S. fixed income market, the Portfolio’s investments will principally include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). As a result of the Portfolio’s use of derivatives, the Portfolio may also hold significant amounts of U.S. Treasury, short-term, or other fixed income investments, including money market funds and repurchase agreements or cash. The Portfolio may invest in equity or fixed income securities that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. The percentage of the Portfolio exposed to any asset class or geographic region will vary, and the Portfolio may not be invested in each asset class at all times. Moreover, the Portfolio may at times be more heavily invested in certain asset classes, such as U.S. equity or U.S. fixed income.

GSAM seeks to reduce return volatility by employing a hedge overlay within the Portfolio. The overlay consists of using hedge instruments to reduce the downside risk of the Portfolio’s equity and fixed income investments. GSAM may use various instruments to accomplish this goal, including: put and call options, equity futures contracts, Treasury futures contracts, currency futures contracts, buying and selling and other hedge instruments. GSAM may also buy or sell hedge instruments based on one or more market indices. GSAM selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. GSAM adjusts hedge instruments to manage overall net Portfolio risk exposure in an attempt to stabilize the volatility of the Portfolio and reduce the potential for portfolio losses during periods of significant and sustained market decline. GSAM may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. GSAM may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, GSAM’s activity could significantly reduce the Portfolio’s net economic exposure to equity and fixed income securities.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of  mutual funds to invest in derivatives.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Focus Risk: To the extent that the Portfolio focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  Geographic Risk: Concentration of the investments of the Portfolio in issuers located in a particular country or region will subject the Portfolio to a greater extent to the risks associated with the country or region than if the investments were less concentrated.

•                  Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

•                  Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

•                  Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•                  Momentum-Based Investment Style Risk: The momentum-based investment style employed by the Portfolio may fall out of favor from time to time, which may cause the Portfolio to outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•                  Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•                  U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

•                  Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (4/30/15)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Conservative Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Adviser is Goldman Sachs Asset Management, L.P. (“GSAM”).

Portfolio Manager	Title	Involved with Portfolio Since
Gary Chropuvka, CFA	Managing Director at GSAM	April 30, 2015
Amna Qaiser, CFA	Vice President at GSAM	April 30, 2015

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic Growth Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [0.91%] of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.  This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio.

Principal Investment Strategies: Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component. The Capital Appreciation and Income Component is managed by BlackRock Financial Management, Inc. (“BlackRock”) pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds (“ETFs”) that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Although BlackRock selects the investments, the Portfolio’s Adviser is responsible for all trading and investment execution activities with respect to the Capital Appreciation and Income Component. The Managed Risk Component is managed by Milliman Financial Risk Management LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 85% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 15% to fixed income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock’s assessment of the ETFs’ relative attractiveness as investment opportunities.

The ETFs’ investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, and on investments in domestic and foreign fixed income instruments including U.S. treasuries, mortgage-backed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to the ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs’ adviser or unrated but determined to be of equivalent quality by the ETFs’ adviser). Such securities are sometimes referred to as “junk bonds.”

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when BlackRock rebalances the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

The Portfolio invests in ETFs that are affiliated with the Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various ETFs both because the fees payable to it and/or its affiliates by some ETFs are higher than the fees payable by other ETFs and because the Sub-Adviser and its affiliates are also responsible for managing the ETFs.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other equity funds that use different investing styles.

•                  High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•                  Tactical Asset Allocation Risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles. The Sub-Adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

•                  Value Stock Risk: Value stocks involve the risk that they may never reach what the ETF manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (04/30/14)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Growth Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Advisers are BlackRock Financial Management, Inc. (“BlackRock”) and Milliman Financial Risk Management, LLC (“Milliman”).

Portfolio Manager	Title	Involved with Portfolio Since
David Carney, CFA	Managing Director of BlackRock, Inc.	October 1, 2016
Ye Liang, CFA	Vice President of BlackRock, Inc.	October 1, 2016
Adam Schenck, CFA, FRM	Portfolio Manager of Milliman	April 30, 2014

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic Moderate Growth Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [0.91%] of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.  This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio.

Principal Investment Strategies: Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component. The Capital Appreciation and Income Component is managed by BlackRock Financial Management, Inc. (“BlackRock”) pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds (“ETFs”) that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Although BlackRock selects the investments, the Portfolio’s Adviser is responsible for all trading and investment execution activities with respect to the Capital Appreciation and Income Component. The Managed Risk Component is managed by Milliman Financial Risk Management LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 65% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 35% to fixed income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock’s assessment of the ETFs’ relative attractiveness as investment opportunities.

The ETFs’ investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, and on investments in domestic and foreign fixed income instruments including U.S. treasuries, mortgage-backed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to the ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs’ adviser or unrated but determined to be of equivalent quality by the ETFs’ adviser). Such securities are sometimes referred to as “junk bonds.”

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when BlackRock rebalances the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

The Portfolio invests in ETFs that are affiliated with the Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various ETFs both because the fees payable to it and/or its affiliates by some ETFs are higher than the fees payable by other ETFs and because the Sub-Adviser and its affiliates are also responsible for managing the ETFs.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other equity funds that use different investing styles.

•                  High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•                  Tactical Asset Allocation Risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles. The Sub-Adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

•                  Value Stock Risk: Value stocks involve the risk that they may never reach what the ETF manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (04/30/14)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Moderate Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Advisers are BlackRock Financial Management, Inc. (“BlackRock”) and Milliman Financial Risk Management, LLC (“Milliman”).

Portfolio Manager	Title	Involved with Portfolio Since
David Carney, CFA	Managing Director of BlackRock, Inc.	October 1, 2016
Ye Liang, CFA	Vice President of BlackRock, Inc.	October 1, 2016
Adam Schenck, CFA, FRM	Portfolio Manager of Milliman	April 30, 2014

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic PIMCO Tactical Allocation Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [1.14%] of average daily net assets attributable to the Portfolio’s shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio (66% excluding dollar roll transactions).

Principal Investment Strategies: Under normal circumstances, the Portfolio’s Sub-Adviser, Pacific Investment Management Company LLC (“PIMCO”), will invest the Portfolio’s assets in a combination of equity securities, fixed income instruments, forwards and derivatives. PIMCO utilizes a tactical allocation process to actively adjust the Portfolio’s exposure to asset classes based on estimated volatility and drawdown.

The Portfolio’s investments will be utilized, in part, to manage the Portfolio’s volatility. A higher volatility level indicates more frequent or rapid up and down fluctuations in the value of the Portfolio relative to a lower volatility level. For example, in a more volatile market environment, PIMCO may reduce the Portfolio’s equity exposure in an attempt to potentially reduce Portfolio volatility. Conversely, when market volatility is low, PIMCO may increase the Portfolio’s equity exposure in order to increase Portfolio volatility and the Portfolio’s exposure to the market. PIMCO may increase or decrease equity exposure by buying and selling equity-related instruments, including derivatives. PIMCO may also adjust the Portfolio’s volatility target in seeking to mitigate large Portfolio drawdowns. Under adverse market conditions or during periods of falling security prices, actions taken by PIMCO to manage volatility may significantly reduce the Portfolio’s net equity exposure.

In seeking to manage the Portfolio’s volatility and downside risk, the Portfolio will typically adjust its overall equity exposure between 50% and 75% of its net assets, and, under normal circumstances, will maintain a minimum equity exposure equal to 30% of its net assets. The Portfolio will typically seek to achieve exposure to equity related sectors by investing in a combination of exchange traded funds (“ETFs”), futures contracts, forwards, swap agreements and options. The Portfolio may also invest directly in equity securities.

“Fixed Income Instruments” include (i) securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; (ii) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; (iii) mortgage-backed and other asset-backed securities; (iv) inflation-indexed bonds issued both by governments and corporations; (v) structured notes, including hybrid or “indexed” securities and event-linked bonds; (vi) bank capital and trust preferred securities; (vii) loan participations and assignments; (vii) delayed funding loans and revolving credit facilities; (ix) bank certificates of deposit, fixed time deposits and bankers’ acceptances; (x) repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments; (xi) debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and (xii) obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may also invest in derivatives based on Fixed Income Instruments to the extent permitted under the Investment Company Act of 1940, as amended, or exemptive relief therefrom. The Portfolio may invest in both investment-grade securities and high yield securities (“junk bonds”), subject to a maximum of 10% of the Portfolio’s total assets invested in securities rated below B by lower of Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

There is no limitation on the market capitalization range of the issuers in which the Portfolio may have exposure. The Portfolio may invest, without limitation, in instruments denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Up to 15% of the Portfolio’s total assets may be exposed to securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Portfolio may also engage in currency management strategies. The Portfolio may invest in equity or fixed income securities that may be distressed, illiquid or that may become less liquid in response to market developments or adverse investor perceptions.

Under normal conditions, the Portfolio will invest in hedging instruments in seeking to reduce the Portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO may use various hedging instruments to accomplish this goal, including options on one or more market indices.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Cash Management and Defensive Investing Risks: Like other fixed income securities, cash and cash equivalent securities are subject to risk, including market, interest rate and credit risk. If the Portfolio holds cash uninvested, the Portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the Portfolio’s yield will go down. To the extent that the Portfolio’s assets are used for cash management or defensive investing purposes, it may not achieve its objective.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Currency Management Strategies Risk: Currency management strategies may substantially change the Portfolio’s exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser or Sub-Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

•                  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Focus Risk: To the extent that the Portfolio focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  Geographic Risk: Concentration of the investments of the Portfolio in issuers located in a particular country or region will subject the Portfolio to a greater extent to the risks associated with the country or region than if the investments were less concentrated.

•                  High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•                  Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

•                  Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

•                  Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•                  Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•                  Tactical Asset Allocation Risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles. The Sub-Adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

•                  U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

•                  Volatility Management Risk: The Portfolio utilizes an investment strategy that focuses on the management of portfolio volatility. Volatility management is intended to reduce the overall risk of investing in the Portfolio but may not work as intended, may result in periods of underperformance and may limit the Portfolio’s ability to participate in rising markets.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (4/30/15)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Moderate Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Adviser is Pacific Investment Management Company, LLC (“PIMCO”).

Portfolio Manager	Title	Involved with Portfolio Since
Josh Davis, Ph.D.	Executive Vice President of PIMCO	April 30, 2015
Sudi Mariappa	Managing Director of PIMCO	April 30, 2015

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic Select Advisor Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [0.63%] of average daily net assets attributable to the Portfolio’s shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser. The Portfolio’s adviser has contractually agreed, until at least [April 30, 2019], to waive [0.54%] of its advisory fee. This waiver is not subject to recoupment by the adviser. The waiver may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio.

Principal Investment Strategies: Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component.  The Capital Appreciation and Income Component is managed by Wilshire Associates Incorporated (“Wilshire”) which uses a “fund of funds” strategy that seeks to achieve its objective by investing in a combination of several unaffiliated mutual funds and unaffiliated exchange-traded funds (“ETFs”), which include but are not limited to funds of [American Century Investments Variable Portfolios, Inc., American Century Variable Portfolios II, Inc., AIM Variable Insurance Funds (offered by Invesco), Putnam Variable Trust, MFS® Variable Insurance Trust and MFS® Variable Insurance Trust II] (collectively, the “Underlying Funds”) offered by different prospectuses. This strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Managed Risk Component is managed by Milliman Financial Risk Management LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component. Wilshire expects to further allocate approximately 75% of the Portfolio’s Capital Appreciation and Income Component to Underlying Funds that hold primarily equity securities and 25% to Underlying Funds that hold primarily fixed income securities, although Wilshire may modify the target allocation from time to time. The Underlying Funds may invest up to 20% of net assets in unaffiliated ETFs. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The process seeks to generate target allocations that integrate Wilshire’s macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments. The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds’ investments will focus on investments in medium to large capitalization companies; however, its investments are not limited to a particular capitalization size. As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

Although Wilshire selects the investments, the Portfolio’s Adviser is responsible for all trading and investment execution activities with respect to the Capital Appreciation and Income Component. On at least a quarterly basis, Wilshire will direct the Adviser to trade the Portfolio to align with target allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire’s quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in the Investment Strategy Committee of the Wilshire Funds Management division, which is comprised of senior investment professionals across Wilshire’s portfolio management and manager research groups. The Adviser is responsible for rebalancing the Capital Appreciation and Income Component as frequently as daily based on, among other things, Wilshire’s investment selections and target allocations and market price movements of individual investments, cash flows into and out of the Portfolio and transaction costs.

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing a Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when Wilshire rebalances the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

•                  High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

•                  Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

•                  Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (10/31/13)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Moderate Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Advisers are Wilshire Associates Incorporated (“Wilshire”) and Milliman Financial Risk Management, LLC (“Milliman”).

Portfolio Manager	Title	Involved with Portfolio Since
Nathan Palmer, CFA	Managing Director of Wilshire	October 1, 2016
Anthony Wicklund, CFA, CAIA	Vice President of Wilshire	October 1, 2016
Adam Schenck, CFA, FRM	Portfolio Manager of Milliman	October 31, 2013

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: Global Atlantic Wellington Research Managed Risk Portfolio

Investment Objectives: The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%
Fee Waiver and/or Reimbursement(2)	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%

(1)         Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)         The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until [April 30, 2019], to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed [1.20%] of average daily net assets attributable to the Portfolio’s shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was [%] of the average value of its portfolio (71% excluding dollar roll transactions).

Principal Investment Strategies: Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component. The Capital Appreciation and Income Component is managed by Wellington Management Company LLP (“Wellington Management”). The Managed Risk Component is managed by Milliman Financial Risk Management LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component. In managing the Capital Appreciation and Income Component, Wellington Management manages an equity strategy and a fixed income strategy. Under normal circumstances, approximately 65% of the Capital Appreciation and Income Component will be allocated to the equity strategy, and approximately 35% of the Capital Appreciation and Income Component to the fixed income strategy, although the Adviser may modify the target allocation from time to time.

Wellington Management’s equity strategy seeks to provide long-term total returns by investing primarily in equity securities of U.S. companies and, to a lesser extent, foreign companies. In managing the equity strategy, Wellington Management will allocate the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio will typically seek to maintain representation in each major industry represented in the S&P 500 Index. Wellington Management may invest up to 15% of the Portfolio’s net assets allocated to the equity strategy in securities of foreign issuers and non-dollar securities.

In analyzing a prospective investment for its equity strategy, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Wellington Management’s fixed income strategy seeks to provide long-term total returns by investing in a broad range of high-quality U.S. fixed income securities. The investment universe primarily includes U.S. government and agency securities, mortgage and structured finance securities, asset-backed securities, and investment-grade U.S. dollar-denominated corporate and sovereign securities. The fixed income strategy does not invest in below investment grade securities or securities denominated in foreign currencies. The restriction on below investment grade securities applies at the time of purchase. The fixed income strategy may invest in fixed income-related derivatives, including, but not limited to futures contracts, forward transactions and swap agreements.

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

•                  Asset Allocation Risk: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

•                  Conflicts of Interest Risk: The Portfolio’s strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

•                  Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately.  Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

•                  Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                  Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•                  Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

•                  Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

•                  Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•                  Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

•                  Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

•                  Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

•                  Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

•                  U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class II shares for each full calendar year since the Portfolio’s inception and the table shows how the average annual total returns of the Portfolio’s Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Class II Annual Total Return by Calendar Year

Highest Quarter	[ ]	[ ]	%
Lowest Quarter	[ ]	[ ]	%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year		Since Inception (10/31/13)
Class II shares return before taxes	[ ]	%	[ ]	%
S&P Target Risk Moderate Index (Total Return) (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%

Management: The Portfolio’s investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio’s Sub-Advisers are Wellington Management Company LLP (“Wellington Management”) and Milliman Financial Risk Management, LLC (“Milliman”).

Portfolio Manager	Title	Involved with Portfolio Since
Cheryl M. Duckworth, CFA	Senior Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management	October 31, 2013
Mark D. Mandel, CFA	Senior Managing Director and Director of Global Industry Research of Wellington Management	October 31, 2013
Michael E. Stack, CFA	Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management	October 31, 2013
Adam Schenck, CFA, FRM	Portfolio Manager of Milliman	October 31, 2013

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios, Adviser and Sub-Advisers.

This Prospectus describes ten Portfolios, each a series of Forethought Variable Insurance Trust, a Delaware statutory trust (the “Trust”). Global Atlantic Investment Advisors, LLC (the “Adviser”) serves as each Portfolio’s investment adviser. BlackRock Financial Management, Inc. (“BlackRock”) serves as a Sub-Adviser to the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio. Goldman Sachs Asset Management, L.P. serves as Sub-Adviser to the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio. Franklin Advisers, Inc. serves as a Sub-Adviser to the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio.  Franklin Advisory Services, LLC serves as a Sub-Adviser to the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. Milliman Financial Risk Management LLC serves as a Sub-Adviser to the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio. Pacific Investment Management Company LLC serves as Sub-Adviser to the Global Atlantic PIMCO Tactical Allocation Portfolio. Wellington Management Company LLP serves as a Sub-Adviser to the Global Atlantic Wellington Research Managed Risk Portfolio. Wilshire Associates Incorporated (“Wilshire”) serves as a Sub-Adviser to the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by separate accounts of Forethought Life Insurance Company (“FLIC”).

Individual variable annuity contract holders are not “shareholders” of each Portfolio. FLIC and its separate accounts are the shareholders or investors, although it will pass through voting rights to its variable annuity contract policy holders. Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objectives, strategies and risks. The Adviser, under the supervision of the Board of Trustees, is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio’s investment objectives, strategies, policies and restrictions. The Adviser may engage one or more Sub-Advisers to directly select securities or other instruments in which the Portfolios invest. Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objectives and style. The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

INVESTMENT OBJECTIVES

Each Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

The Portfolios’ investment objectives are non-fundamental policies and may be changed without shareholder approval by the Portfolios’ Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Investment Adviser’s Investment Process

For the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio, the Adviser makes asset allocation decisions by identifying the long term trends and changes that could benefit particular asset classes, investment styles, and/or markets relative to other classes, styles, and markets. The Adviser will consider a variety of factors when selecting asset classes, styles, and markets, for example the rate of economic growth, relative valuation, capital recovery risk, dividend yields, interest rate levels, and the social and political environment. The Adviser will allocate assets to “junk” bonds, corporate loans and distressed securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities. However, there can be no assurance that the Portfolios will generally achieve these returns.

Investment portfolios are rebalanced periodically, under the direction of the Adviser’s portfolio managers. Although investment portfolios are rebalanced periodically, the Adviser monitors the asset allocation models regularly.  The Adviser reviews each Portfolio’s performance by means of comparison to standard indices, which may be changed from time to time. From time to time, due to market conditions or other warranting conditions in the judgment of the portfolio managers, investment percentages may be adjusted or investments may be added, removed, or substituted.

With respect to Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio, the Adviser engages sub-advisers to directly or indirectly invest in securities and other instruments. With respect to the Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, the Adviser implements asset allocation decisions by investing in the BlackRock Global Allocation V.I. Fund and may also engage sub-advisers to directly invest in securities and other instruments. The Adviser implements asset allocation decisions for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio by engaging sub-advisers to directly invest in securities and other instruments.

For the Capital Appreciation and Income Component of the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio, although the Sub-Adviser selects each Portfolio’s investments, the Adviser is responsible for trading and investment execution activities.

Investors may invest directly in the Underlying Funds and ETFs outside of their variable annuity contracts and without investing indirectly in the Underlying Funds and ETFs through one of the Portfolios. The Adviser utilizes a “manager of managers” structure in which the Adviser retains sub-advisers to select investments for the Portfolios. The Portfolios and the Adviser were granted an exemptive order from the Securities and Exchange Commission that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval. See the “Management — Investment Adviser” section of this Prospectus for additional information regarding the Adviser’s investment process.

Milliman Financial Risk Management LLC (“Milliman”) Managed Risk Strategy. (All Portfolios, except the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and the Global Atlantic PIMCO Tactical Allocation Portfolio)

Historically, investors have relied on diversification as their primary risk management tool. However, during periods of global financial crisis, most asset classes have declined simultaneously. Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets. Milliman’s managed risk strategy involves assembling and managing a portfolio of hedge instruments that are selected to reduce the downside risk of the portfolio of securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively.  Typically, a managed risk strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from the hedge vehicle portfolio during severe market corrections. Milliman believes that by integrating hedge instruments with underlying securities, risk (as measured by return volatility) may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

Milliman employs a strategy that seeks to preserve asset growth in periods where securities prices are rising and defend against major losses during downturns in the markets. With Milliman’s managed risk strategy, the Portfolio seeks to be cushioned against severe market declines. The Portfolio may still experience declines in market value during downturns in the market. However, the managed risk strategy seeks to subject the Portfolio to market declines that are lower than those experienced by a portfolio without a managed risk strategy. After a protracted period in which securities prices are rising, the short position in hedge instruments tends to reduce. Also, during a severe bear market, short-position hedge instruments are likely to grow in size and generate a significant amount of cash. Thus the managed risk strategy is managed on an ongoing basis to adjust the protection level in an attempt to preserve gains after favorable events and harvest hedge payoffs after large market declines.

Wilshire’s Investment Process

The Capital Appreciation and Income Component of the Global Atlantic American Funds® Managed Risk Portfolio and the Global Atlantic Select Advisor Managed Risk Portfolio is managed by Wilshire. Wilshire employs a “funds of funds” approach by investing in a combination of Underlying Funds and, in the case of Global Atlantic Select Advisor Managed Risk Portfolio, Underlying Funds and ETFs that, in turn, invest in multiple asset classes. This approach is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Wilshire’s asset allocation process seeks to add value by developing target allocations that provide capital appreciation and income through exposure to various asset classes and investment strategies. Under normal conditions, the assets of the Capital Appreciation and Income Component of each of the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio are expected to be allocated according to the stated target allocations. Wilshire frequently refines its market assumptions and adjusts the Global Atlantic American Funds® Managed Risk Portfolio’s target allocations to Underlying Funds and the Global Atlantic Select Advisor Managed Risk Portfolio’s target allocations to Underlying Funds and ETFs to seek to ensure that the Portfolios seek to achieve their objectives under varying market conditions.

The target allocations are subject to change through dynamic tilts (the percentage overweight and underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, these dynamic asset allocation views are reflected in Wilshire’s quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic views is developed in the Investment Strategy Committee of the Wilshire Funds Management division, which is comprised of senior investment professionals across Wilshire’s portfolio management and manager research groups.

Wilshire’s rigorous quantitative and qualitative manager research process is applied to the Capital Appreciation and Income Component of the Global Atlantic American Funds® Managed Risk Portfolio’s and the Global Atlantic Select Advisor Managed Risk Portfolio’s available investment universe when making Underlying Fund and, in the case of Global Atlantic Select Advisor Managed Risk Portfolio, Underlying Fund and ETF allocation decisions in order to seek out Wilshire’s highest conviction options.

Holdings and returns-based analyses are conducted on a quarterly and ad-hoc basis to monitor and assess each applicable Portfolio’s performance, risks, and positioning. Ongoing monitoring includes frequent meetings with each Underlying Fund’s and, where applicable, ETF’s investment management team.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objectives. Each Portfolio’s share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios. Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio’s Portfolio Summary section of its Prospectus. The following risks apply to each Portfolio through its investments in Underlying Funds and ETFs (as applicable) (for purposes of this section, Underlying Funds and ETFs are together referred to as “Underlying Funds”) and directly in other investments, except as noted. References to a Portfolio’s investment in a particular instrument include direct investments and indirect investments through Underlying Funds and ETFs, as applicable.

Asset Allocation Risk. A Portfolio’s ability to achieve its investment objectives depends upon the Adviser’s and/or Sub-Adviser’s skill in determining the Portfolio’s asset allocation, deciding to focus on certain asset classes and selecting the best combination of Underlying Funds, ETFs and other investments, as applicable. Each Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Cash Management and Defensive Investing Risk. (Global Atlantic PIMCO Tactical Allocation Portfolio only) The value of investments held by the Portfolio for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, cash and cash equivalent securities are subject to risk, including market, interest rate and credit risk. If the Portfolio holds cash uninvested, the Portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the Portfolio’s yield will go down. To the extent that the Portfolio’s assets are used for cash management or defensive investing purposes, it may not achieve its objective.

Collateralized Debt Obligations Risk. (Global Atlantic Franklin Dividend and Income Managed Risk Portfolio only) The Portfolio may invest in collateralized debt obligations, including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). A CBO is a trust collateralized by a diversified pool of high risk, below investment grade fixed income securities, which may include, among other things, high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust collateralized by a pool of loans, which may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CBOs and CLOs may charge management and other administrative fees.

The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CBO or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO and CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO or CBO securities as a class.

The risks of an investment in a CBO or CLO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs are generally subject to credit, interest rate, valuation, prepayment and extension risks. CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodities Related Investments Risks. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio only) Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities related investments may be less liquid than other investments and are subject to the credit risks associated with their issuers, which may cause the value of these investments to decline if their issuers’ creditworthiness deteriorates.

Conflicts of Interest Risk. Each Portfolio’s strategy is designed to reduce a Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits but may reduce a contract holder’s ability to fully participate in rising markets. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, each Portfolio’s strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Convertible Securities Risk. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio only) The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Corporate Loans Risk. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio and Global Atlantic Franklin Dividend and Income Managed Risk Portfolio only) Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Currency Management Strategies Risk. (Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) Currency management strategies may substantially change the Portfolio’s exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Sub-Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Sub-Adviser’s use of currency management strategies will benefit the Portfolio or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Portfolio’s holdings, further increases the Portfolio’s exposure to foreign investment losses.

Depositary Receipts Risk. (Global Atlantic Franklin Dividend and Income Managed Risk Portfolio only) The Portfolios may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Portfolios may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.  The use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” The Commodity Futures Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing.  Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.  In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. These and other regulatory developments relating to a mutual fund’s use of derivatives may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives and the Portfolios. The December 2015 proposed new regulations may also make a mutual fund’s use of derivatives more costly. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

•                  Futures Risk. A Portfolio’s use of futures contracts, which are traded on exchanges, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Portfolio may experience losses that exceed losses experienced by other mutual funds that do not use futures contracts. Theoretically, a Portfolio’s losses could be unlimited. In addition, there may be imperfect correlation, or even no correlation, between price movements of futures contracts and price movements of investments in the underlying assets or investments for which the futures contracts are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. A Portfolio’s investment in futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of unhedged funds in general. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Because the futures contracts used by the Portfolio are exchange-traded, the primary credit risk on such contracts is the creditworthiness of the Portfolio’s clearing broker or the clearinghouse.  Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Portfolio may be unable to close-out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures hedging strategy adopted will succeed.

•                  Hedging Risk. Hedge instruments may not provide an effective hedge of the underlying securities, commodities or indexes because changes in the prices of hedge instruments may not track those of the securities, commodities or indexes they are intended to hedge. In addition, the Portfolio’s strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the Portfolio’s strategy could cause the Portfolio to underperform as compared to other mutual funds with similar investment objectives in certain rising market conditions. The Portfolio’s hedging strategies may not be available or may be limited and may not work as intended, and the Portfolio may be in a less favorable position than if it had not used hedging instruments.

•                  Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Portfolio is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Portfolio must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

•                  Options Risk. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

•                  Swaps Risk. In a standard over-the-counter (“OTC”) “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Interest rate swaps and some credit default swaps are traded on exchanges and subject to central clearing. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for the Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the Portfolio’s clearing broker or the clearinghouse.

•                  Structured Notes Risk. Structured notes and other related instruments purchased by the Portfolio are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Portfolio to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Distressed Securities Risk. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Dividend-Orientated Companies Risk. (Global Atlantic Franklin Dividend and Income Managed Risk Portfolio only) Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Portfolio decreases, the Portfolio may have less income to distribute to the Portfolio’s shareholders.

Emerging Markets Risk. (Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issuers. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. Emerging securities markets may have far lower trading volumes, less liquidity, and different clearance and settlement procedures than developed markets, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. In the case of foreign debt securities, in the event of a default, it may be more difficult to obtain or to enforce a judgement against the issuer of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Equity Risk. The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests or to which it has exposure. Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. (All Portfolios, except Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio) ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. An investor holding an ETF directly would incur lower overall expenses but would not receive the benefit of active management of the Portfolio or the specific strategy offered in the Portfolio.  Disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for the ETF’s underlying portfolio holdings, may result in an ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in the Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. An ETF’s shares may also trade at a premium or discount to net asset value when an ETF’s underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF’s underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF’s shares will develop or be maintained. Trading may be halted, for example, due to market conditions. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Portfolio’s holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

Because the Portfolio’s assets are invested in the ETFs, the Portfolio’s performance is directly related to the performance of the ETFs. There can be no assurance that the investment objectives of the ETFs will be achieved.  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. Because certain Portfolios’ investments include shares of ETFs, such Portfolios’ risks include the risks of the relevant ETFs. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

The Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio invest in ETFs that are affiliated with a Sub-Adviser to those Portfolios. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various ETFs both because the fees payable to it and/or its affiliates by some ETFs are higher than the fees payable by other ETFs and because the Sub-Adviser and its affiliates are also responsible for managing the ETFs.

Fixed Income Risk. When a Portfolio directly or indirectly invests in bonds and other fixed income securities, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

•                  Credit Risk. There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause the Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Adviser, Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do.

•                  Extension Risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

•                  Income Risk. Because a Portfolio can only distribute what it earns, the Portfolio’s distributions to shareholders may decline when prevailing interest rates fall or when a Portfolio experiences defaults on debt securities it directly or indirectly holds. A Portfolio’s income generally declines during periods of falling interest rates because proceeds received from existing investments (upon their maturity, prepayment, amortization, call, or buy-back) are reinvested at a lower rate of interest or return.

•                  Interest Rate Risk. Interest rate changes can be sudden and unpredictable and may expose fixed-income and related markets to heightened volatility. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall as compared with similar, newly issued fixed-income investments. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer the Portfolio’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Portfolio may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising interest rates.

•                  Prepayment Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When prepayments of principal are reinvested, the investor may receive a rate of interest that is lower than the rate on the existing security, with potentially lower income, yield and distributions. Securities subject to prepayment may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates.

Floating Rate Corporate Investments.  (Global Atlantic Franklin Dividend and Income Portfolio only)  Certain corporate loans may not be considered “securities,” and investors, such as the Portfolio, therefore may not be entitled to rely on the antifraud protections of the federal securities laws. The senior secured corporate loans and corporate debt securities in which the Portfolio invests are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Loan investments issued in such transactions are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Such floating rate securities may be rated below investment grade (i.e., also known as “junk bonds”).  Although loan investments are generally subject to certain restrictive covenants in favor of the investors, many of these loans may from time to time be reissued or offered as “covenant lite” loans, which may entail potentially increased risk, because they may have fewer or no financial maintenance covenants or restrictions that would normally allow for early intervention and proactive mitigation of credit risk.

In the event of a breach of a covenant in non-covenant lite loans or debt securities, lenders may have the ability to intervene and either prevent or restrict actions that may potentially compromise the company’s ability to pay or lenders may be in a position to obtain concessions from the borrowers in exchange for a waiver or amendment of the specific covenant(s). In contrast, covenant lite loans do not always or necessarily offer the same ability to intervene or obtain additional concessions from borrowers. This risk is offset to varying degrees by the fact that the same financial and performance information may be available with or without covenants to lenders and the public alike and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. With such information, the portfolio managers are normally able to take appropriate actions without the help of covenants in the loans or debt securities. Covenant lite corporate loans and debt securities, however, may foster a capital structure designed to avoid defaults by giving borrowers or issuers increased financial flexibility when they need it the most.

Focus Risk. (Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) The greater the Portfolio’s exposure to any single type of investment — including investment in a given industry, sector, region, country, issuer, or type of security — the greater the losses the Portfolio may experience upon any single economic, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Portfolio’s shares.

Foreign Currency Risk. (All Portfolios, except Global Atlantic Wellington Research Managed Risk Portfolio) Exposure to foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

Foreign Investment Risk. Investing in foreign securities involves risks not typically associated with investing in securities or companies organized and operated in the United States that can increase the chances that a Portfolio will lose money. Such risks include adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Geographic Risk. (Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) Concentration of the investments of the Portfolio in issuers located in a particular country or region will subject the Portfolio, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

Growth Stock Risk. (Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio only) Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style may over time go in and out of favor. At times when the investing styles used by the Portfolio, or an Underlying Fund, are out of favor, the Portfolio may underperform other funds that use different investing styles.

High-Yield Debt Securities Risk. (All Portfolios, except Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio) Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and an entire investment may be lost.

The prices of high-yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer’s business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high-yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high-yield debt securities often are closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices.

High-yield debt securities are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the ability to sell securities in response to specific economic events or to meet redemption requests. As a result, high-yield debt securities generally pose greater illiquidity and valuation risks.

Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Cap Risk. (Global Atlantic American® Funds Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio only) Large cap stocks tend to go in and out of favor based on market and economic conditions. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. During a period when large cap stocks fall behind other types of investments, a Portfolio’s performance may also lag those investments.

Limited History of Operations Risk. (Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) Certain Portfolios have a limited history of operations. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser’s management of individual and institutional accounts.

Liquidity Risk. (Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) The Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. This may inhibit the Portfolio from pursuing its investment strategies or negatively impact the values of portfolio holdings.

With respect to the fixed-income investments, liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Certain types of fixed-income investments, such as asset-backed securities, with longer duration or maturity may face heightened levels of liquidity risk.

Management Risk. Each Portfolio is subject to the risk that the methods and analyses employed may not produce the desired results. In addition, each Portfolio is subject to the risk that the Adviser’s or a Sub-Adviser’s judgments about the Portfolio’s investments may prove to be incorrect and may not produce the desired results. Any of these activities could cause a Portfolio to lose value or its investment results to lag relevant benchmarks or other mutual funds with similar objectives.

The Adviser’s or Sub-Advisers’ dependence on certain Underlying Funds and judgments about the attractiveness, value and potential appreciation of particular Underlying Funds in which certain Portfolios invest may prove to be incorrect and may not produce the desired results.

Market Risk. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

The Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. In response to the financial crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve has since reduced its market support activities and has recently started raising interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which the Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not the Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

Mid Cap Risk. (All Portfolios, except Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio) The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

Momentum-Based Investment Style Risk. (Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio only) The momentum-based investment style employed by the Portfolio may fall out of favor from time to time, depending upon market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Mortgage- and Asset-Backed Securities Risk. (Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and Global Atlantic Wellington Managed Risk Portfolio only) Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Portfolio may directly or indirectly receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Portfolio this means a loss of anticipated interest, and a portion of its direct or indirect principal investment represented by any premium paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Certain mortgage-backed securities may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal National Mortgage Association (“Freddie Mac”). Some of these securities are backed by the full faith and credit of the U.S. Treasury, while others, such as those guaranteed by Fannie Mae and Freddie Mac, are not. Since 2008, Fannie Mae and Freddie Mac have been operating under the conservatorship of the Federal Housing Finance Agency (“FHFA”) and are dependent on the continued support of the U.S. Treasury and FHFA in order to continue their business operations. There can be no assurance that the U.S. government will continue to support Fannie Mae and Freddie Mac. As a result, this dependence could affect the value of the securities they guarantee.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks. Further, recently-adopted rules implementing credit risk retention requirements for asset-backed securities may increase the costs to originators, securitizers and, in certain cases, collateral managers of securitization vehicles in which the Portfolios may invest. Although the impact of these requirements is uncertain, certain additional costs may be passed to a Portfolio and the Portfolio’s investments in asset-backed securities may be adversely affected.

Mortgage Dollar Rolls Risk. (Global Atlantic Franklin Dividend and Income Managed Risk Portfolio only) In a mortgage dollar roll, the Underlying Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Underlying Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Underlying Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Underlying Fund’s investments and increase the Underlying Fund’s sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the Underlying Fund’s turnover rate.

Non-Diversification Risk. (Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio only) The Portfolio is non-diversified, which means that a large number of its assets are invested in a small number of issuers. In contrast, a diversified fund invests its assets in a much larger number of issuers, reducing the likelihood that adversely affected issuers will impact a portfolio’s performance.

The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer due to the amount of assets tied to a small number of issuers.

Over-the-Counter Transactions Risk. The Portfolio engages in over-the-counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with the OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations. In addition, many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions.

Portfolio Turnover Rate Risk. (Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio only) A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders. This may also adversely affect Portfolio performance.

Precious Metal Related Securities Risk. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio only) Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Real Estate Related Securities Risk. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio and Global Atlantic Franklin Dividend and Income Managed Risk Portfolio only) The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If an Underlying Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Underlying Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate related securities are highly leveraged, which increases the risk to holders of such securities.

REIT Investment Risk. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio only) Investments in REITs involve unique risks in addition to the risks facing real-estate related securities, such as a decline in property values due to increased vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Short Positions Risk. Losses from short positions in derivatives contracts occur when the underlying reference instrument increases in value. As the underlying reference instrument increases in value, the holder of the short position in the corresponding derivatives contract is required to pay the difference in value of the derivatives contract resulting from the increase in the reference instrument on a daily basis. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Small Cap Risk. (All Portfolios, except Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio and Global Atlantic Wellington Managed Risk Portfolio) The securities of small capitalization companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may not pay dividends.

Sovereign Debt Risk. (Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Subsidiary Risk. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio only) By investing in the Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the Investment Company Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in its registration statement and could adversely affect the Portfolio and the Underlying Fund.

Tactical Asset Allocation Risk. (Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio only) Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation). The Sub-Adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

To Be Announced (TBA) Securities Risk. (Global Atlantic Franklin Dividend and Income Managed Risk Portfolio only) TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Underlying Fund Risk. (All Portfolios, except Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio) Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of active management of the Portfolio or the specific strategy offered in the Portfolio.

The Portfolio’s assets are invested in the Underlying Funds, causing the Portfolio’s performance to be directly related to the performance of the Underlying Funds. There can be no assurance that the investment objectives of the Underlying Funds will be achieved. In addition, because each Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held directly or indirectly by a Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Value Stock Risk. (All Portfolios, except Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio) Value stocks involve the risk that they may never reach what the Sub-Adviser or Underlying Fund manager, as applicable, believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Sub-Adviser or manager, as appropriate, misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds.

Variable Rate Securities.  (Global Atlantic Franklin Dividend and Income Portfolio only)  Variable rate securities (which include floating rate debt securities) generally are less price sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline or not appreciate as quickly as expected when prevailing interest rates rise if the interest rates of the variable rate securities do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. However, when interest rates fall, there may be a reduction in the payments of interest received by the Portfolio from its variable rate securities.

Volatility Management Risk. (Global Atlantic PIMCO Tactical Allocation Portfolio only) The Portfolio utilizes an investment strategy that focuses on the management of portfolio volatility. Volatility management is intended to reduce the overall risk of investing in the Portfolio but may not work as intended, may result in periods of underperformance and may limit the Portfolio’s ability to participate in rising markets. The Portfolio’s performance may be lower than similar portfolios that are not managed to an annualized volatility target. There can be no assurance that investment decisions made in seeking to manage Portfolio volatility will achieve the desired results.

Warrants Risk. (Global Atlantic BlackRock Global Allocation Managed Risk Portfolio only) If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Underlying Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Temporary Investments: To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. Depending on prevailing market conditions, each Portfolio may be invested in these instruments for extended periods. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. While a Portfolio is in a defensive position, the opportunity to achieve its investment objectives will be limited. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds’ advisory and operational fees. A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Portfolios’ policies regarding the release of portfolio holdings information is available in the Portfolios’ Statement of Additional Information.

Cybersecurity: The computer systems, networks and devices used by the Portfolios and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolios and their service providers, systems, networks, or devices potentially can be breached. The Portfolios and their shareholders could be negatively impacted as a result of a cybersecurity breach or a cybersecurity breakdown of the Portfolios’ or their service providers’ systems.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolios’ business operations, potentially resulting in financial losses; interference with the Portfolios’ ability to calculate their NAV; impediments to trading; the inability of the Portfolios, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Although the Portfolios and their service providers may have established business continuity plans and systems designed to reduce the risks or adverse effects associated with cyber attacks, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Portfolios engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser

Global Atlantic Investment Advisors, LLC, located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204, serves as investment adviser to the Global Atlantic Portfolios. Subject to the oversight of the Portfolios’ Board of Trustees, the Adviser is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio’s investment objectives, strategies, policies and restrictions. The Adviser has the responsibility, subject to oversight by the Board of Trustees, for the selection and oversight of any sub-adviser, including recommending for the Board’s consideration the termination and replacement of any sub-adviser. As part of its ongoing oversight of each Portfolio’s Sub-Adviser(s), the Adviser is responsible for monitoring the Sub-Adviser’s performance and adherence to the Portfolio’s investment objectives, strategies, policies and restrictions as well as the Sub-Adviser’s compliance and operational matters. For each Portfolio, except Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio, the Adviser is also responsible for voting proxies with respect to the Portfolios’ investments in Underlying Funds and ETFs.

The Adviser is also responsible for overseeing the administration of the affairs of the Portfolios by various service providers, including, but not limited to, (i) financial administrative services related to the preparation of shareholder reports, evaluation of internal financial controls and the preparation and filing of periodic financial reporting regulatory documentation, (ii) compliance, legal and other regulatory services, and (iii) certain tax services related to the calculation of distributions, the preparation of tax disclosures, tax returns and shareholder reporting.

The Adviser and the Portfolios were granted an exemptive order from the Securities and Exchange Commission that allows the Adviser to hire a new sub-adviser or sub-advisers and/or change a sub-adviser or sub-advisers without shareholder approval. The Adviser has the ultimate responsibility, subject to oversight by the Board of Trustees, to oversee each Portfolio’s Sub-Adviser(s) and recommend its hiring, termination and replacement. Within 90 days after hiring any new sub-adviser, the applicable contract holders will receive information about the new sub-advisory relationship.

The Adviser registered with the SEC as an investment adviser in 2013. The Adviser is a wholly-owned subsidiary of Global Atlantic Financial Company (“GAFC”).  GAFC is an indirect, wholly-owned subsidiary of Global Atlantic Financial Group Limited.

A discussion regarding the basis for the Board of Trustees’ re-approval of the investment advisory agreements and sub-advisory agreements with BlackRock, Franklin Advisory Services, GSAM, Milliman, PIMCO, Wellington and Wilshire, as applicable, is available in the Portfolios’ annual report for the period ended [December 31, 2017].   A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreement with Franklin Advisers, Inc. is available in the Portfolios’ semi-annual report for the period ended June 30, 2017.

For all Portfolios, the aggregate annual rate of advisory fees paid to the Advisor as a percentage of average daily net assets in the last fiscal year is shown in the table below.

Portfolio	Advisory Fee
Global Atlantic American Funds® Managed Risk Portfolio	[ ]	%
Global Atlantic Balanced Managed Risk Portfolio	[ ]	%
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	[ ]	%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	[ ]	%
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	[ ]	%
Global Atlantic Growth Managed Risk Portfolio	[ ]	%
Global Atlantic Moderate Growth Managed Risk Portfolio	[ ]	%
Global Atlantic PIMCO Tactical Allocation Portfolio	[ ]	%
Global Atlantic Select Advisor Managed Risk Portfolio	[ ]	%
Global Atlantic Wellington Research Managed Risk Portfolio	[ ]	%

The Portfolios’ Adviser has contractually agreed to waive its advisory fees and to reimburse Portfolio expenses at least until [April 30, 2019] so that the total annual operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) of a Portfolio do not exceed the following levels of the daily average net assets attributable to each respective class of shares. The expense reimbursement is subject to possible recoupment from the Portfolios in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment.

Portfolio	Expense Limit
Global Atlantic American Funds® Managed Risk Portfolio	[0.86]	%
Global Atlantic Balanced Managed Risk Portfolio	[0.91]	%
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	[0.57]	%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	[1.15]	%
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	[1.16]	%
Global Atlantic Growth Managed Risk Portfolio	[0.91]	%
Global Atlantic Moderate Growth Managed Risk Portfolio	[0.91]	%
Global Atlantic PIMCO Tactical Allocation Portfolio	[1.14]	%
Global Atlantic Select Advisor Managed Risk Portfolio	[0.63]	%
Global Atlantic Wellington Research Managed Risk Portfolio	[1.20]	%

This agreement may be terminated only by the Portfolios’ Board of Trustees, on 60 days’ written notice to the Adviser. Additionally, the adviser has contractually agreed to waive, until at least [April 30, 2019], the portion of its advisory fee listed below for each such Portfolio as long as the Portfolio relies primarily on investment in other registered investment companies to achieve its principal investment strategy.

Fund	Amount of Waiver
Global Atlantic American Funds® Managed Risk Portfolio	[0.40]	%
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	[0.40]	%
Global Atlantic Select Advisor Managed Risk Portfolio	[0.40]	%

Fee waiver and reimbursement arrangements can decrease the Portfolios’ expenses and boost their performance.

Additional Compensation to Adviser

The Adviser or its affiliates may receive compensation from managers of Underlying Funds in which certain Portfolios invest. This compensation may create a conflict of interest for the Adviser in the selection of Underlying Funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of compensation received from managers of Underlying Funds. The minimum amount of this waiver, until at least [April 30, 2019], for each relevant Portfolio is listed below and is based on estimated amounts expected to be received during the current fiscal year. If a reasonable estimate cannot be made, the minimum may be set at 0.00%.  The actual amount of each waiver may be higher to the extent the payments exceed the Adviser’s estimates, but it will not be lower.  These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser.

Fund	Minimum Amount of Waiver
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	[0.20]	%
Global Atlantic Select Advisor Managed Risk Portfolio	[0.14]	%

Investment Adviser Portfolio Managers

Eric Todd, CFA, President of the Adviser

Mr. Todd joined Forethought Financial Group in September 2006 and currently serves as President of the Adviser. He has served as President of the Adviser since its inception in 2013. He has over 20 years of experience in the financial services industry managing investments, including serving as Executive Vice President and Chief Investment Officer of Forethought Financial Group, Inc. from 2006 through 2013 where he oversaw a hybrid investment management process using both internal personnel and leading third-party advisors covering a wide variety of domestic and international asset classes to manage the company’s investment portfolio and related hedging activities.  As Senior Vice President and Co-Head of Fixed Income with Conseco Capital Management, Inc. (now 40|86 Advisors), he oversaw portfolio management, research and trading for the general account, as well as for third-party fixed income clients. Prior to joining Forethought Financial Group, Eric served as an industry consultant to a variety of financial services companies.

Cameron Jeffreys, CFA, Senior Vice President of the Adviser

Mr. Jeffreys joined Forethought Financial Group in November 2009 and currently serves as Senior Vice President of the Adviser. He served as Vice President of the Adviser from 2013 to 2017. From 1998 to 2008, Mr. Jeffreys was an equity research analyst at Credit Suisse in Toronto, Canada, where he analyzed and offered investment ratings on companies in a variety of sectors. From 1996 to 1998, Mr. Jeffreys worked at Conseco Capital Management, Inc. (“CCM”) in the areas of portfolio management analytics and fixed income research. Mr. Jeffreys is a Chartered Financial Analyst and a member of both the CFA Institute and the CFA Society of Indianapolis. Educated at the Ivey Business School at Western University in London, Canada, he graduated with an Honors degree in Business Administration.

Sub-Advisers

BlackRock, with principal offices located at 55 East 52nd Street, New York, NY 10055, serves as Sub-Adviser to the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio.  Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, BlackRock is responsible for managing each such Portfolio’s Capital Appreciation and Income Component according to its investment objective, strategies, policies and restrictions.  As of December 31, 2017, BlackRock and its affiliates manage approximately $[    ] in assets. BlackRock shall be paid by the Adviser, not the Portfolios.

Franklin Advisers, Inc., with principal offices located at One Franklin Parkway, San Mateo, California 94403-1906, serves as Sub-Adviser to the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio.  Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, Franklin Advisers, Inc. is responsible for managing the fixed income sleeve of the Portfolio’s Capital Appreciation and Income Component.  As of December 31, 2017, Franklin Advisers, Inc. and its affiliates manage approximately $[    ] in assets.  Franklin Advisers, Inc. shall be paid by the Adviser, not the Portfolio.

Franklin Advisory Services with principal offices located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, serves as Sub-Adviser to the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, Franklin is responsible for managing the equity sleeve of the Portfolio’s Capital Appreciation and Income Component. As of December 31,

2017, Franklin and its affiliates manage approximately $[    ] in assets. Franklin Advisory Services shall be paid by the Adviser, not the Portfolio.

GSAM with principal offices located at 200 West Street, New York, NY 20182, serves as Sub-Adviser to the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, GSAM is responsible for managing the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio. As of December 31, 2017, GSAM and its investment advisory affiliates have assets under supervision of approximately $[    ]. GSAM shall be paid by the Adviser, not the Portfolio.

Milliman with principal offices located at 71 S. Wacker Drive, Chicago, IL 60606, serves as Sub-Adviser to each Portfolio, except for Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio. Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, Milliman is responsible for conducting each such Portfolio’s Managed Risk hedging program according to its investment objective, strategies, policies and restrictions. Milliman was established in 1998, and also advises and sub-advises other investment companies, insurance companies, financial institutions, and other pooled investment vehicles in addition to the Portfolios. The Sub-Adviser is a wholly-owned subsidiary of Milliman, Inc. As of December 31, 2017, Milliman’s managed risk strategy was included in a range of investment options totaling $[    ] in portfolio value. Milliman shall be paid by the Adviser, not the Portfolios.

PIMCO with principal offices located at 650 Newport Center Drive, Newport Beach, CA 92660, serves as Sub-Adviser to the Global Atlantic PIMCO Tactical Allocation Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, PIMCO is responsible for managing the Global Atlantic PIMCO Tactical Allocation Portfolio. As of December 31, 2017, PIMCO had assets under management of approximately $[    ]. PIMCO shall be paid by the Adviser, not the Portfolio.

Wellington Management is a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts, 02210, and serves as Sub-Adviser to the Capital Appreciation and Income Component of the Global Atlantic Wellington Research Managed Risk Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, Wellington Management is responsible for managing such Capital Appreciation and Income Component according to its investment objective, strategies, policies and restrictions. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2017, Wellington Management had investment management authority with respect to approximately $[    ] in assets. Wellington Management shall be paid by the Adviser, not the Portfolios.

Wilshire is a registered investment adviser organized in California and serves as a Sub-Adviser to the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio. Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, Wilshire is responsible for managing each such Portfolio’s Capital Appreciation and Income Component according to its investment objective, strategies, policies and restrictions. Wilshire is comprised of four business units: Wilshire Analytics, Wilshire Consulting, Wilshire Funds Management, and Wilshire Private Markets. As of December 31, 2017, the Wilshire Funds Management business unit advises on more than $[    ] in assets. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Wilshire shall be paid by the Adviser, not the Portfolios.

Sub-Adviser Portfolio Managers

David Carney, CFA, Managing Director of BlackRock, Inc.

Mr. Carney is a member of the Client Solutions Group within BlackRock Solutions. His primary responsibilities include oversight and implementation of the portfolio management and investment processes for strategic asset allocation assignments and multi-asset fiduciary mandates.

Prior to moving to his current role in 2012, Mr. Carney was a portfolio manager in BlackRock Solutions’ Financial Markets Advisory Group, responsible for trading and workout strategies to optimize recoveries and mitigate risk on legacy fixed income portfolios and advising clients in managing their capital markets exposure and businesses. From

2005 to 2008, Mr. Carney was a portfolio manager and member of BlackRock, Inc.’s Fixed Income Portfolio Management Group. His primary responsibility was managing client portfolios, with a sector emphasis on asset backed securities. Prior to joining BlackRock, Inc. in 2005, Mr. Carney was responsible for CDO analysis at State Street Research & Management. From 2001 to 2004, he was with FleetBoston Financial, where he was responsible for coordinating the construction, execution, monitoring, and rebalancing of structured credit transactions for the credit portfolio management group. Previously from 1989 to 2001, he served in various capacities with FleetBoston Financial, BankBoston, Mellon Financial, and BayBank including portfolio administration, credit analytics, loan underwriting and approval, and loan workout.

Ye Liang, CFA, Vice President of BlackRock, Inc.

Mr. Liang began his career at BlackRock, Inc. in 2008 as an analyst in the Portfolio Analytics Group in New York where he performed portfolio risk and investment analyses focusing on mortgage, structured, and derivative products for large US and European commercial banks.  2011-2014 Liang was based in Singapore where he supported the growth of the broad BlackRock Solutions platform across Aladdin, Financial Markets Advisory, and Client Solutions in the Asia Pacific region. He also assisted with development of risk analytics for Asian fixed income instruments on Aladdin.

Roger Bayston, CFA, Senior Vice President and Director, Fixed Income, Franklin Templeton Fixed Income Group, Franklin Advisers

Mr. Bayston is a senior vice president for the Franklin Templeton Fixed Income Group. He is also a senior portfolio manager for several fixed income products and private accounts for Franklin Templeton Investments. Mr. Bayston directs a staff performing research and trading responsibilities for government-, mortgage- and asset-backed securities. He sits on the Fixed Income Policy Committee and helps set portfolio strategy for multi-sector fixed income portfolios. In addition, he leads the team responsible for developing and implementing quantitative-based fixed income strategies of Franklin’s bond portfolios and fixed income products.

Before joining Franklin Templeton Investments in 1991, Mr. Bayston managed portfolios of fixed income securities for Bankers Trust Company’s Investment Management Group.

Mr. Bayston holds a B.S. from the University of Virginia and an M.B.A. from the University of California at Los Angeles. He is a member of the Security Analysts of San Francisco and CFA Institute. He is also a CFA charterholder.

Kent Burns, CFA, Senior Vice President and Portfolio Manager, Franklin Templeton Fixed Income Group, Franklin Advisers

Mr. Burns is a senior vice president and portfolio manager for the Franklin Templeton Fixed Income Group. He specializes in U.S. multi-sector fixed income strategies and government-related bonds.

Mr. Burns joined Franklin Templeton Investments in 1994. He holds a B.A. in quantitative economics and decision science from University of California at San Diego, and a master’s degree in economic theory from University of California at Santa Barbara. He is a CFA charterholder and teaches review programs for CFA candidates. He is a member of the CFA Institute and the CFA Society of San Francisco.

Christopher J. Molumphy, CFA, Executive Vice President and Chief Investment Officer, Franklin Templeton Fixed Income Group, Franklin Advisers

Mr. Molumphy is executive vice president and chief investment officer of Franklin Templeton Fixed Income Group, a global fixed income platform that includes the Municipal, High Yield, Investment Grade, Global, Money Market and Floating Rate groups. Mr. Molumphy is a portfolio manager for a number of institutional separate accounts and funds, including Franklin Strategic Income Fund, Franklin High Income Fund and Franklin Total Return Fund.

Mr. Molumphy is also a member of Franklin Resources’ executive committee, a nine-member group responsible for shaping the company’s overall strategy. In addition, he serves on the firm’s management and investment committees, including the Fixed Income Policy Committee.

Mr. Molumphy joined Franklin Templeton Investments as an analyst in 1988 and has served as a portfolio manager since 1991. Prior to assuming his current role in 2000, he served as director of Franklin’s high yield corporate bond department since 1994.

Mr. Molumphy earned his bachelor’s degree in economics from Stanford University and an M.B.A. in finance from the University of Chicago Graduate School of Business. He is a CFA charterholder, as well as a member of the Security Analysts of San Francisco, the CFA Institute, the Stanford Institute for Economic Policy Research, and the San Francisco Bond Club.

David Yuen, CFA, FRM, Senior Vice President and of Quantitative Strategy and Risk, Portfolio Manager, Franklin Templeton Fixed Income Group, Franklin Advisers

Mr. Yuen, senior vice president, serves as a director of quantitative strategy and risk management in the Franklin Templeton Fixed Income department. Mr. Yuen develops portfolio strategies and investment processes with emphasis on sector allocation, portfolio construction and relative value security selection procedures. In addition, he implements and manages the risk management system and the performance attribution procedures.

Prior to joining Franklin Templeton, Mr. Yuen was senior investment officer for Susquehanna Partners and a manager of fixed income trading at Alex Brown, Inc.

Mr. Yuen holds a B.S., with honors, in chemistry from the California Institute of Technology and an M.B.A., with honors, in finance from the University of California, Los Angeles Graduate School of Management. Mr. Yuen is a CFA charterholder and is a qualified FRM, as certified by the Global Association of Risk Professionals. He has authored various financial and portfolio management publications and speaks at diverse financial and capital market seminars and conferences.

Donald G. Taylor, CPA, Chief Investment Officer, Franklin Rising Dividends Strategies and Portfolio Manager, of Franklin Advisory Services

Mr. Taylor has been a portfolio manager of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio since its inception. He has final authority over all aspects of the equity sleeve of the Portfolio’s Capital Appreciation and Income Component, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

Nicholas P.B. Getaz, CFA, Vice President and Portfolio Manager/Research Analyst of Franklin Advisory Services

Mr. Getaz has been a portfolio manager of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio since its inception, providing support to the lead portfolio manager(s) as needed. He joined Franklin Templeton Investments in 2011.

Gary Chropuvka, CFA, Managing Director at GSAM

Mr. Chropuvka is co-head of GSAM’s Quantitative Investment Strategies (QIS) team. The QIS team manages leading big data, smart beta and alternative risk premia strategies around the world, focusing on factor-based approaches in stock selection, rules-based and customized indices, hedge fund beta, impact investing, as well as tax-efficient investment strategies. Previously, Mr. Chropuvka was a portfolio manager for GSAM’s QIS Equity Alpha business, managing the portfolio implementation efforts for both tax-exempt and taxable clients, a position he held for seven years. He has been a member of the QIS team since 1999, having joined to manage the team’s tax-efficient investment strategies. He joined Goldman Sachs in 1998 as an analyst in GSAM’s Private Equity Group and was named managing director in 2006 and partner in 2014. Mr. Chropuvka serves on the Board of Trustees of Rutgers University, and is a member of the Board’s Joint Committee on Investments. He also serves on the Board of Trustees of the Monmouth Medical Center Foundation. He earned a BA in Mathematics from Rutgers University and a master’s degree in financial engineering from Columbia University. He is a CFA charterholder.

Amna Qaiser, CFA, Vice President at GSAM

Ms. Qaiser is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. She serves as a lead portfolio manager and strategist for the team’s Alternative Investment Strategies, as well as the ETF franchise across smart beta and liquid alternatives strategies in the Americas. In addition, her research and portfolio management responsibilities extend to the team’s customized solutions for insurance clients. Amna joined Goldman Sachs in 2003 as an analyst. Previously, Ms. Qaiser led portfolio management for European alpha portfolios, and also served as a member of the portfolio implementation team for QIS’s alpha and beta equity products.  She holds a Bachelor of Science degree, with honors, in Computer Engineering, with a minor in Economics and a Master’s degree in Mathematics of Finance from Columbia University. She is a CFA charterholder.

Adam Schenck, CFA, FRM, Portfolio Manager of Milliman

Mr. Schenck has served as a Portfolio Manager for Milliman since January 2005. Mr. Schenck holds a Master’s degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckerd College. He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

Josh Davis, Ph.D., Executive Vice President of PIMCO

Mr. Davis is an executive vice president and portfolio manager in the Newport Beach office. He is a senior member of PIMCO’s quantitative strategies portfolio management team and manages multi-strategy alternatives, managed futures, managed volatility and tail risk hedging portfolios. He has conducted research and published extensively on systematic strategies, innovative hedging solutions and alternative risk premia. He began his career at PIMCO in the portfolio analytics group, where he worked on developing the core infrastructure for analyzing multi-asset portfolios and advised institutional clients globally. Prior to joining PIMCO in 2008, he was a consulting strategist with Prime International Trading in Chicago. He has 14 years of investment experience and holds a Ph.D. in economics with an emphasis on macroeconomics and finance from Northwestern University, where he also earned his master’s degree. He holds undergraduate degrees in pure mathematics and management science from the University of California, San Diego.

Sudi Mariappa, Managing Director of PIMCO

Mr. Mariappa is a managing director and generalist portfolio manager in the Newport Beach office. He rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a managing director and head of global portfolio management. He also served as a senior advisor to PIMCO’s portfolio management group from 2009-2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 31 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

Cheryl M. Duckworth, CFA, Senior Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S.

Ms. Duckworth supervises and coordinates a team of global industry analysts that manage the equity portion of the Global Atlantic Wellington Research Managed Risk Portfolio and has served in this capacity for the Portfolio since its inception in 2013. Ms. Duckworth is not involved in the day-to-day management of the Portfolio.  Ms. Duckworth joined Wellington Management as an investment professional in 1994.

Mark D. Mandel, CFA, Senior Managing Director and Director of Global Industry Research of Wellington Management

Mr. Mandel supervises a team of global industry analysts that manage the equity portion of the Global Atlantic Wellington Research Managed Risk Portfolio and has served in this capacity for the Portfolio since its inception in 2013. Mr. Mandel is not involved in the day-to-day management of the Portfolio. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Michael E. Stack, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management

Mr. Stack has served as portfolio manager for the fixed income portion of the Global Atlantic Wellington Research Managed Risk Portfolio since its inception in 2013. Mr. Stack joined Wellington Management as an investment professional in 2000.

Nathan Palmer, CFA, Managing Director of Wilshire

Mr. Palmer joined Wilshire in January 2011, and currently serves as the head of portfolio management for Wilshire Funds Management. Mr. Palmer has more than 19 years of industry experience and is responsible for creating multi-asset class, multi-manager investment solutions for financial intermediary clients.  Mr. Palmer graduated Phi Beta Kappa and cum laude from the University of Washington with a BA in business administration. He holds an MBA with High Distinction from the Stern School of Business, New York University, graduating as an Armando John Garville Memorial Scholar. Mr. Palmer holds the Chartered Financial Analyst designation and is an active member of the CFA Institute and the CFA Society of Los Angeles.

Anthony Wicklund, CFA, CAIA, Vice President of Wilshire

Mr. Wicklund joined Wilshire in January 2013, and currently serves as a portfolio manager with Wilshire Funds Management. From 2005 to 2012, Mr. Wicklund was with Convergent Wealth Advisors, where his duties including portfolio construction, manager research as well as leading the firm’s investment risk management and operational due diligence efforts as the Director of Risk Management. He has more than 15 years of industry experience.  Mr. Wicklund earned his Bachelor of Science in Business Administration from the University of Oregon. He also earned an MBA from the Marshall School of Business at the University of Southern California. Mr. Wicklund holds the Chartered Financial Analyst and Chartered Alternative Investment Analyst designations, and is a member of the CAIA Los Angeles Executive Committee.

The Portfolios’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value (“NAV”) of Portfolio shares are determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio’s shares outstanding, on a per-class basis ((Asset minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the per-class expenses and fees of a Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily. The determination of NAV of a Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio’s securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s holdings may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the Adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the Adviser may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short-term traders.

With respect to any portion of a Portfolio’s assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio’s net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third-party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this Prospectus, shares of each Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company (“FLIC”). You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in a Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolios do not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Orders are Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by FLIC, in good order. All requests received in good order, which typically requires an account number and other identifying information, before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. FLIC is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

Each Portfolio typically expects to pay sale proceeds to redeeming shareholders (i.e., the separate account of the insurance company) within 1 business day following receipt of a shareholder redemption order by way of an electronic funds transfer. However, in unusual circumstances, each Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. Each Portfolio may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Under normal market conditions, each Portfolio expects to meet redemption orders by using a combination of cash and cash equivalents holdings and/or by the sale of portfolio investments, although the Portfolio reserves the right to use borrowings. In unusual or stressed market conditions or as the Adviser determines to be appropriate, each Portfolio may use borrowings (such as a line of credit or through reverse repurchase agreements) to meet redemption requests. Each Portfolio may also utilize its custodian overdraft facility to meet redemptions, if necessary.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by FLIC to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, FLIC may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). If so qualified, a Portfolio generally is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio’s intention to distribute all such income and gains to the separate accounts.

Generally, owners of variable annuity contracts are not taxed currently on income or gains by the separate accounts realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of FLIC. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If a Portfolio does not meet such requirements, income allocable to the contracts may be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer. If a Portfolio does not satisfy the section 817(h) requirements, income on the variable annuity contracts may become currently taxable to the contract holders. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in each Portfolio’s shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable annuity contracts.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing. Frequent trading into and out of a Portfolio can harm contract holders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term contract holders. Each Portfolio that invests in Underlying Funds or ETFs that hold foreign securities is at greater risk of market timing because the Underlying Fund or ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Portfolios’ Board has approved policies that seek to curb these disruptive activities while recognizing that contract holders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolios nor the Adviser, nor Sub-Advisers will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may request that FLIC also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable annuity contract, the Portfolio is not able to identify market timing transactions by individual variable annuity contract. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable annuity contracts or according to the insurance company’s administrative policies. Each Portfolio has entered into an information sharing agreement with the insurance company.  Under this agreement, the insurance company is obligated to (i) furnish each Portfolio, upon its request, with information regarding contract holder trading activities in shares of the Portfolio; and (ii) restrict or prohibit further purchases of a Portfolio’s shares by a contract holder that has been identified by the Portfolio as having engaged in transactions that violate the Portfolio’s policies.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in a Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy owner or any other persons. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that a Portfolio will be able to do so. In addition, the right of an owner of a variable annuity product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound a Portfolio’s difficulty in deterring such market timing activities. Variable annuity contract holders should consult the prospectus for their variable annuity contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC (“Northern Lights”) is the distributor for the shares of the Portfolios. Northern Lights is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Portfolios are offered on a continuous basis.

Distribution Fees: Each Portfolio has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act with respect to the sale and distribution of shares of each Portfolio. Shareholders of a Portfolio pay annual 12b-1 expenses of up to 0.25%. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolios’ distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio’s shares to other than current contract holders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries: The Portfolios’ distributor, its affiliates, and the Portfolios’ Adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to Forethought Life Insurance Company (“FLIC”) for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and FLIC management representatives, inclusion of a Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where FLIC provides shareholder services to Portfolio contract holders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding: To reduce expenses, the Portfolios mail only one copy of the Summary Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-877-881-7735 on days the Portfolios are open for business or contact your financial institution. The Portfolios will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

FLIC, as issuer of your variable contract, will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote shares, including those held directly by the insurance company and its affiliates, on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable annuity contract owners would be able to determine the outcome of a matter. Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently. However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the Portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share outstanding throughout each period indicated.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information for each Portfolio has been derived from the financial statements audited by [-], whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ [December 31, 2017] annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable annuity product level.  If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

[Insert Financial Highlights]

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

• Social Security number and wire transfer instructions
• account transactions and transaction history
• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

What we do :

How does Forethought Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you • open an account or deposit money • direct us to buy securities or direct us to sell your securities • seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes — information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

• Forethought Variable Insurance Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

• Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

• Forethought Variable Insurance Trust does not jointly market.

Adviser	Global Atlantic Investment Advisors, LLC 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	Sub-Adviser	BlackRock Financial Management, Inc. 55 East 52nd Street New York, NY 10055
Sub-Adviser	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403-1906	Sub-Adviser	Franklin Advisory Services, LLC 101 John F. Kennedy Parkway Short Hills, New Jersey 07078
Sub-Adviser	Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282	Sub-Adviser	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
Sub-Adviser	Pacific Investment Management Company LLC 650 Newport Center Drive, Newport Beach, CA 926606	Sub-Adviser	Wellington Management Company LLP 280 Congress Street Boston, MA 02210
Sub-Adviser	Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, Nebraska 68130
Custodian	MUFG Union Bank, N.A. 400 California Street San Francisco, CA 94104	Administrator, Transfer Agent and Fund Accountant	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
Legal Counsel	Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110	Independent Registered Public Accounting Firm	[ ]

Additional information about the Portfolios is included in the Portfolios’ Statement of Additional Information dated [April   , 2018] (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust’s policies and management. Additional information about the Portfolios’ investments will also be available in the Portfolios’ Annual and Semi-Annual Reports to Shareholders. In the Portfolios’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Portfolios by calling the Portfolios (toll-free) at 1-877-881-7735, or by writing to:

Global Atlantic Portfolios

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

Information is also available at www.globalatlantic.com.

You may review and obtain copies of the Portfolios’ information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22865

Statement of Additional Information

April [   ], 2018

Global Atlantic American Funds® Managed Risk Portfolio
Global Atlantic Balanced Managed Risk Portfolio
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio
Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio
Global Atlantic Select Advisor Managed Risk Portfolio
Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a series of the Forethought Variable Insurance Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectus of the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio (individually a “Portfolio,” collectively the “Portfolios”) dated April [          ], 2018. The Prospectus may be obtained without charge by contacting the Portfolios’ Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, or by calling 1-877-881-7735.

Page
THE PORTFOLIOS	[1]
TYPES OF INVESTMENTS	[1]
INVESTMENT RESTRICTIONS	[31]
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	[33]
MANAGEMENT	[36]
CONTROL PERSONS AND PRINCIPAL HOLDERS	[41]
INVESTMENT ADVISER AND SUB-ADVISERS	[42]
DISTRIBUTION AND SHAREHOLDER SERVICING PLAN	[49]
PORTFOLIO MANAGERS	[50]
ALLOCATION OF PORTFOLIO BROKERAGE	[63]
PORTFOLIO TURNOVER	[65]
OTHER SERVICE PROVIDERS	[66]
DESCRIPTION OF SHARES	[68]
ANTI-MONEY LAUNDERING PROGRAM	[68]
PURCHASE, REDEMPTION AND PRICING OF SHARES	[69]
TAX STATUS	[71]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	[73]
LEGAL COUNSEL	[74]
FINANCIAL STATEMENTS	[74]
APPENDIX A - DESCRIPTION OF BOND RATINGS	[A-1]
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES	[B-1]

THE PORTFOLIOS

The Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio comprise ten series of Forethought Variable Insurance Trust, a Delaware statutory trust organized on June 17, 2013 (the “Trust”). Each Portfolio is managed by Global Atlantic Investment Advisors, LLC (the “Adviser”).

The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolios may issue an unlimited number of shares of beneficial interest in one or more classes. All shares of a Portfolio have equal rights and privileges. Each share of a Portfolio is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Portfolio is entitled to participate equally with other shares on a per class basis (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation of its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Portfolios are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolios’ investment objectives, restrictions and policies are more fully described here and in the Portfolios’ Prospectus. The Board may organize other series and offer shares of a new fund under the Trust at any time. Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio is a non-diversified series of the Trust; all other Portfolios named in this SAI are diversified.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the federal securities laws.

The Portfolios’ shares are only offered on a continuous basis to Forethought Life Insurance Company variable annuity insurance contracts (“Contracts”).

For a description of the methods used to determine the share price and value of the Portfolios’ assets, see “How Shares are Priced” in the Portfolios’ Prospectus and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

The Prospectus and this SAI do not purport to create any contractual obligations between the Trust or the Portfolios and their respective beneficial owners. Further, beneficial owners are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Portfolios, including contracts with the Adviser or other parties who provide services to the Portfolios.

TYPES OF INVESTMENTS

The investment objective of each Portfolio and a description of its principal investment strategies are set forth under “Risk/Return Summary” in the Prospectus. Each Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Portfolio.

The following pages contain more detailed information about the types of instruments in which a Portfolio may invest provided the investments are consistent with the Portfolio’s investment objectives and policies. References to a Portfolio’s investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds (“ETFs”), and closed-end funds (collectively referred to as “Underlying Funds”) as applicable.

Equity Securities

General. Equity securities in which a Portfolio may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options, and rights or equity interests in trusts, partnerships, joint ventures or similar enterprises. The Portfolios may also invest in ETFs and other investment companies that hold a portfolio of equity securities.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock. A Portfolio may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Small Capitalization Securities. A Portfolio may invest in equity securities of companies with smaller market capitalizations. Small capitalization securities are often less marketable than securities of larger or more well-established companies because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. In addition, small market capitalization stocks are subject to increased price volatility and may be more vulnerable to adverse business and economic developments.

Convertible Securities. A convertible security is generally a debt obligation, preferred stock or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a traditional fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar non-convertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent non-convertible securities. There is no guarantee that the Portfolio will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

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A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company’s common stock, but may be subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through, the issuing investment bank. However, the common stock received upon conversion is of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

Enhanced convertible securities. In addition to “plain vanilla” convertible securities, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these features include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer’s perspective, enhanced structures are designed to meet balance sheet criteria, maximize interest/dividend payment deductibility and reduce equity dilution. Examples of enhanced convertible securities include mandatory convertible securities, convertible trust preferred securities, exchangeable securities, and zero coupon and deep discount convertible bonds.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for the Portfolio’s financial reporting, credit rating and investment policies and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase the Portfolio’s exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Convertible Security Risks. An investment in a convertible security may involve risks. The Portfolio may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Portfolio’s ability to dispose of a security when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing the Portfolio’s portfolio. Although the Portfolio intends to acquire convertible securities that the investment manager considers to be liquid (i.e., those securities that the investment manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Portfolio. The Portfolio will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Portfolio to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Portfolio. The Portfolios may invest in convertible securities with no minimum credit rating.

Warrants. The Portfolios may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts. Many securities of foreign issuers are represented by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) (collectively,

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depositary receipts). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Portfolio will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts and generally bears the costs of the facility. In unsponsored programs, the issuer may not be directly involved in the creation of the program and holders generally bear the costs of the facility. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. An unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Portfolio’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Portfolio will be exposed to additional credit risk. Many of the risks described below regarding foreign securities apply to investments in depositary receipts.

Foreign Securities

General. The Portfolios may invest directly in foreign securities and in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolios by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent a Portfolio’s currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolios’ assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

In a June 2016 referendum, citizens of the United Kingdom (“UK”) voted to leave the European Union (the “EU”). In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”), by invoking Article 50 of the Treaty on European Union, which

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triggers a two-year period of negotiations on the terms of Brexit. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Brexit may also have a negative impact on the economy and currency of the UK as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio’s investments economically tied to the UK or EU.

Foreign Currency Transactions

A Portfolio that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”). A Portfolio may engage in these transactions in order to attempt to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Portfolio also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a certain amount of specific currency at a future date, which may be three business days or more from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards may be used primarily to adjust the foreign exchange exposure of a Portfolio with a view to protecting the outlook, and a Portfolio may be expected to enter into such contracts under the following circumstances:

Lock In. When a Portfolio seeks to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s portfolio holdings denominated in the currency sold.

Direct Hedge. If a Portfolio wants to eliminate substantially all of the risk of owning a particular currency, and/or if the relevant Sub-Adviser thinks that a Portfolio can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. A relevant Sub-Adviser may choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. If a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore,

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deducted from a Portfolio’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio’s net asset value per share. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Portfolio may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the relevant Sub-Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Portfolio in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Portfolio will have the flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder. Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the Securities and Exchange Commission (“SEC”), many non-deliverable foreign currency forwards are considered swaps for certain purposes, including the determination of whether such instruments need to be exchange-traded and centrally cleared. These changes are expected to reduce counterparty risk as compared to bi-laterally negotiated contracts. Certain Portfolios may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Tax Consequences of Hedging. Under applicable tax law, a Portfolio may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although a Portfolio is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging also may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Portfolio and could affect whether dividends paid by a Portfolio are classified as capital gains or ordinary income.

Emerging Markets Securities. The Portfolios may invest directly in and purchase ETFs and other mutual funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include, but are not limited to: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolios. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

In addition, the United States and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the United States and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The United States or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of portfolio holdings. For example, a Portfolio may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Portfolio to freeze its existing investments in companies located in certain countries, prohibiting the Portfolio from buying, selling or otherwise

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transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.

With respect to the Global Atlantic PIMCO Tactical Allocation Portfolio (the “Tactical Allocation Portfolio”), Pacific Investment Management Company LLC (“PIMCO”) generally considers an instrument to be economically tied to an emerging market country if: (i) the issuer is organized under the laws of an emerging market country; (ii) the currency of settlement of the security is a currency of an emerging market country; (iii) the security is guaranteed by the government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government); (iv) for an asset-backed or other collateralized security, the country in which the collateral backing the security is located is an emerging market country; or (v) the security’s “country of exposure” is an emerging market country, as determined by the criteria set forth below. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries or if an instrument’s “country of exposure” is an emerging market country. A security’s “country of exposure” is determined by PIMCO using certain factors provided by a third-party analytical service provider. The factors are applied in order such that the first factor to result in the assignment of a country determines the “country of exposure.” The factors, listed in the order in which they are applied, are: (i) if an asset-backed or other collateralized security, the country in which the collateral backing the security is located; (ii) the “country of risk” of the issuer; (iii) if the security is guaranteed by the government of a country (or any political subdivision, agency, authority or instrumentality of such government), the country of the government or instrumentality providing the guarantee; (iv) the “country of risk” of the issuer’s ultimate parent; or (v) the country where the issuer is organized or incorporated under the laws thereof. “Country of risk” is a separate four-part test determined by the following factors, listed in order of importance: (i) management location; (ii) country of primary listing; (iii) sales or revenue attributable to the country; and (iv) reporting currency of the issuer. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In exercising such discretion, PIMCO identifies countries as emerging markets consistent with the strategic objectives of the Tactical Allocation Portfolio. For example, the Tactical Allocation Portfolio may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging markets indices. In some cases, this approach may result in PIMCO identifying a particular country as an emerging market with respect to the Tactical Allocation Portfolio but not other investment companies to which it serves as an adviser or sub-adviser.

Subscription Rights. Foreign corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price below the market price of the shares. The failure to exercise such rights would result in dilution of the Portfolio’s interest in the issuing company. Nothing in this Statement of Additional Information shall be deemed to prohibit the Portfolio from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Portfolio by the issuer, except that no such purchase may be made if, as a result, a diversified Portfolio would no longer be a diversified investment company as defined in the 1940 Act.

Investment Companies

General. A Portfolio may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and ETFs. The 1940 Act generally provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”); and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser or relevant Sub-Adviser determines that it is appropriate to dispose of such securities.

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Investment decisions by the investment advisors of the Underlying Funds are made independently of each Portfolio and its Adviser and Sub-Adviser(s). Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by a Portfolio may cause shareholders to indirectly bear fees charged by the Underlying Funds.

Reliance on Section 12(d)(1)(F) of the 1940 Act. In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to a Portfolio pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. Each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions when relying on Section 12(d)(1)(F): when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Further, each Portfolio that relies on Section 12(d)(1)(F) may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. (“FINRA”) for funds of funds.

Pursuant to Section 12(d)(1)(F), each Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that may not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Reliance on Exemptive Relief

The Trust and Adviser received exemptive relief from the SEC that permits each Portfolio to acquire shares of unaffiliated, registered investment companies and unaffiliated unit investment trusts (“UITs”) in excess of the limits imposed by Section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions set forth in the exemptive relief and pursuant to a contractual arrangement between the Portfolios and the Underlying Fund. The relief also permits such investment companies and UITs, their principal underwriters and any registered broker or dealer to sell shares of the investment companies and UITs to the Portfolios in excess of the limitations in Section 12(d)(1)(B) of the 1940 Act. A Portfolio may rely on this exemptive order to invest in an Underlying Fund.

With respect to the Portfolios’ investment in ETFs, many ETFs have obtained exemptive relief from the SEC which permits funds to invest in such ETFs in excess of the limits imposed by Section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions set forth in the exemptive order and pursuant to a contractual arrangement between the ETF and the investing fund. A Portfolio may rely on those exemptive orders to invest in ETFs.

Closed-End Investment Companies. A Portfolio may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed

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for trading on the New York Stock Exchange, NYSE MKT LLC (formerly, the American Stock Exchange), the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolios), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser or relevant Sub-Adviser, as applicable, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange-Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to take long and short positions, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. The Portfolios may use ETFs as part of an overall investment strategy and as part of a hedging strategy. To offset the risk of declining security prices, each Portfolio may invest in inverse ETFs. Inverse ETFs are funds designed to rise in price when stock prices are falling. Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying securities index upon which they are based. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if an inverse ETF’s current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 10%). ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. Although the Portfolios, like most other investors in ETFs, typically purchase and sell ETF shares primarily in the secondary market, the Portfolios may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser or the Sub-

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Adviser believes it is in the Portfolio’s best interest to do so. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that ETFs in which the Portfolios invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolios intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Portfolios believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

Each Portfolio could also purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to a Portfolio. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate holdings at the most optimal time, adversely affecting a Portfolio’s performance.

Debt Securities

The following describes some of the risks associated with fixed income debt securities. The market for fixed-income securities has consistently grown over the past three decades while the growth of capacity for traditional dealers to engage in fixed-income trading has not kept pace and in some cases has declined. As a result, dealer inventories of certain types of fixed-income instruments, and the ability of dealers to “make markets” in such instruments, are at or near historic lows in relation to market size. Because dealers acting as market makers provide stability to a market, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty or market volatility.

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage-related securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative and during such periods a Portfolio may not be able to maintain a positive yield or yields on par with historical levels.

Income Risk. Because a Portfolio can only distribute what it earns, a Portfolio’s distributions to shareholders may decline when prevailing interest rates fall or when the Portfolio experiences defaults on debt securities.

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Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Portfolios are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolios (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolios.

At times, some of the mortgage-backed securities in which the Portfolios may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolios to experience a loss equal to any unamortized premium.

Negative Interest Rates. As of the date of this SAI, certain European countries have recently experienced negative interest rates on deposits and debt instruments have traded at negative yields. Negative interest rates may become more prevalent among foreign (non-U.S.) issuers, and potentially within the U.S. These market conditions may increase a Portfolio’s exposures to the risks associated with rising interest rates. To the extent a Portfolio has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Portfolio would generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield including central bank monetary policies intended to help create self-sustaining growth in the local economy. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including a Portfolio, to seek fixed-income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit a Portfolio’s ability to locate fixed-income instruments containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility and potential illiquidity.

High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than (“BBB- “ by Standard & Poor’s Ratings Services and Fitch, “Baa3” by Moody’s, or “BBBL” by Dominion) or (“BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s)), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity.

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High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy countries and companies or by highly leveraged (indebted) countries and companies, which are generally less able than more financially stable countries and companies to make scheduled payments of interest and principal.

Certificates of Deposit and Bankers’ Acceptances. The Portfolios may invest in certificates of deposit, including floating and variable rate certificates of deposit, and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. The full amount of the Portfolios’ investment in certificates of deposit may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Portfolios may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time and Savings Deposits and Variable Rate Notes. A Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties. Time deposits are non-negotiable deposits that are held in a banking institution for a specified period of time at a stated interest rate. Savings deposits are deposits that do not have a specified maturity and may be withdrawn by the depositor at any time. Bankers’ acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers’ acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The full amount of the Portfolio’s investment in time deposits and savings deposits may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the FDIC.

The commercial paper obligations, which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. Such Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolios will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to each Portfolio’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations. The Portfolios may invest in insured bank obligations. The FDIC insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Portfolios may purchase bank obligations, which are fully insured as to principal by the FDIC.

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Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. The Global Atlantic American Funds® Managed Risk Portfolio, the Global Atlantic Balanced Managed Risk Portfolio, the Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, the Global Atlantic Growth Managed Risk Portfolio, the Global Atlantic Moderate Growth Managed Risk Portfolio, the Global Atlantic PIMCO Tactical Allocation Portfolio, the Global Atlantic Select Advisor Managed Risk Portfolio and the Global Atlantic Wellington Research Managed Risk may also invest in bank notes (discussed below) and unsecured bank obligations. Unlike insured bank obligations, bank notes and unsecured bank obligations are not guaranteed by the FDIC, so the Portfolio will be exposed to the credit risk of the bank or institution. In the event of a liquidation, bank notes and unsecured bank obligations generally rank behind time deposits, savings deposits and certificates of deposit, resulting in greater potential for losses to a Portfolio.

United States Government Obligations. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Portfolios may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The value of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Securities. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). In September 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (the “FHFA”). At the same time the U.S. Treasury Department and the FHFA announced that they would take steps to support the conservatorship and enhance each organization’s ability to meet its financial obligations. There can be no assurance that the U.S. government will continue to support Fannie Mae and Freddie Mac.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional

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residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio’s investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the relevant Sub-Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the relevant Sub-Adviser’s opinion are illiquid if, as a result, more than 15% of the value of the Portfolio’s net assets will be illiquid. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates. Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Portfolio’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

A Portfolio may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Portfolio) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the

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originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Portfolio) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.

Mortgage-related securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the industry concentration restrictions that a Portfolio may be subject to, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”). Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages. The relevant Sub-Adviser may seek to manage the portion of a Portfolio’s assets committed to privately issued mortgage-related securities in a manner consistent with the Portfolio’s investment objective, policies and overall portfolio risk profile. In determining whether and how much to invest in privately issued mortgage-related securities, and how to allocate those assets, the relevant Sub-Adviser will consider a number of factors. These include, but are not limited to: (1) the nature of the borrowers (e.g., residential vs. commercial); (2) the collateral loan type (e.g., for residential: First Lien - Jumbo/Prime, First Lien - Alt-A, First Lien - Subprime, First Lien - Pay-Option or Second Lien; for commercial: Conduit, Large Loan or Single Asset / Single Borrower); and (3) in the case of residential loans, whether they are fixed rate or adjustable mortgages. Each of these criteria can cause privately issued mortgage-related securities to have differing primary economic characteristics and distinguishable risk factors and performance characteristics.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class passthrough certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in

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calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Portfolio’s investment objectives and policies, a relevant Sub-Adviser may invest in various tranches of CMO bonds, including support bonds.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence. There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U. S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is Ginnie Mae. Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the

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related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Portfolio can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Portfolio, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions,

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commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Portfolios may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Portfolios may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Portfolios invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolios invest to be shorter than the maturities stated in the underlying mortgages.

Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. Certain Portfolios may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Certain Portfolios may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Collateralized Bond Obligations, Collateralized Loan Obligations and other Collateralized Debt Obligations. A Portfolio may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a

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diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by a Portfolio as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and a Portfolio’s Prospectus, CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that a Portfolio may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Real Estate Securities and Related Derivatives

A Portfolio may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities. REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Bank Loans

Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. The Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions

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(“Lenders”). The Portfolios may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). The Portfolios consider these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio’s manager to be creditworthy. When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Portfolio may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby the Portfolio would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when-issued securities, see “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” below.

The Portfolios may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Portfolio’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Portfolio’s manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio’s assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Portfolio may not recover its investment or recovery may be delayed.

The Loans in which the Portfolio may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Portfolio’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

In certain circumstances, loans may not be deemed to be securities under certain federal securities laws. Therefore, in the event of fraud or misrepresentation by a borrower or arranger, lenders and purchasers of interests in loans, such as the Portfolios, may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the loan agreement itself and common law fraud protections under applicable state law. In addition, the market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, a Portfolio may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Portfolio’s redemption obligations for a period after the sale of the loans and, as a result, a Portfolio may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Securities Options

The Portfolios may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, securities indices, or ETFs and may or may not be listed on a domestic or foreign securities exchange and

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may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option, in return for a premium, the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index. For example, some securities index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100® Index. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index or the S&P Dow Jones Technology Select Sector Index. Options on securities indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.

A Portfolio’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Portfolio’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received for the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires unexercised on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction and the premium paid is greater than the premium received for such option, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Portfolio is exercised, and the proceeds of the sale are greater than the premium originally received, the Portfolio will realize a loss.

Credit Default Swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive

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a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to the risk that there would be a credit event and the Portfolio would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determination Committees are comprised principally of dealers in the derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred. For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Successful use by the Portfolios of options on securities indices will be subject to the ability to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Portfolio’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on securities indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio. Inasmuch as a Portfolio’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Portfolio bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the securities indices. It is also possible that there may be a negative correlation between the index and a Portfolio’s securities that would result in a loss on both such securities and the options on securities indices acquired by the Portfolio.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of securities index options involves the risk that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Portfolio is unable to close out a call option on securities that it has written before the option is exercised, the Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Portfolio is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that a Portfolio has purchased) may require the Portfolio to deliver securities or make a payment to another party. A Portfolio will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential net obligation under the option not covered as provided in (i) above. The Portfolios will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Portfolios will segregate assets to cover transactions in which the Portfolios write or sell options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Portfolio’s assets to cover or segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts. The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options. The Portfolios may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While a Portfolio might look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

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Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Portfolio may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, the Portfolio may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally wrote the option. While the Portfolios will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolios, there can be no assurance that the Portfolios will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Portfolio may be unable to liquidate a dealer option. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Portfolios may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolios may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Portfolios will treat dealer options as subject to the Portfolios’ limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change its treatment of such instruments accordingly.

Structured Products

A Portfolio may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil. Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Portfolio to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Portfolio.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the

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swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act.

Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator.

Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Portfolio invests in these notes and securities, however, the relevant Sub-Adviser analyzes these notes and securities in its overall assessment of the effective duration of the Portfolio’s holdings in an effort to monitor the Portfolio’s interest rate risk. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Spread Transactions

The Portfolios may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Portfolio the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to the Portfolios, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Portfolios may enter into repurchase agreements. In a repurchase agreement, an investor purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser or relevant Sub-Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price

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may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase. In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolios to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Portfolio could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible declines in the value of the underlying security while the Portfolio is seeking to enforce its rights under a repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Portfolio purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Portfolio’s open positions in futures contracts, the Portfolio would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Each Portfolio expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If a Portfolio sells a futures contract and the offsetting purchase price is less than the original sale price, a Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if a Portfolio purchases a futures contract and the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realized a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

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For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK FTSE 100 Index on a given future date. Settlement of a securities index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the securities index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements. The Portfolios may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolios do not intend to engage in these transactions for speculative purposes but only in furtherance of their respective investment objectives.

The Portfolios will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When a Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. A Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

Each Portfolio may invest up to 15% of its net assets in illiquid securities. If illiquid investments ever exceed 15% of a Portfolio’s net assets, the Portfolio will consider taking means to reduce its holdings of illiquid investments back down to 15% or less. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued such security.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Portfolios might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Portfolios might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the 1933 Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the 1933 Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities,

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and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL market system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by FINRA.

Under guidelines adopted by the Trust’s Board, the Adviser of the Portfolios may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the 1933 Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Portfolio’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, a Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. government securities or cash or cash equivalents (cash, U.S. government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Short Sales

A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return, (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio cover its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be

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deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements

The Portfolios may enter into interest rate, index (including inflation index), currency exchange rate or other types of swap agreements in an attempt to obtain a particular desired return at a lower cost to a Portfolio than if it had invested directly in an instrument that yielded that desired return. Over-the-counter (“OTC”) swap agreements are bilateral contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard OTC swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a hypothetical amount on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). For OTC swaps, any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Portfolio’s portfolio. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the CFTC and SEC have defined as “swaps.” The CFTC has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. For centrally-cleared swaps, the Portfolio will make an initial margin payment and subsequent variation margin payments to its broker similar to the futures trading context described above.  Uncleared swaps are subject to margin requirements that will be implemented on a phased-in basis, which will require the Portfolio to make variation margin payments and may require the Portfolio to make initial margin payments to its broker for such swap agreements similar to the futures trading context described above.

Whether a Portfolio’s use of swap agreements enhances the Portfolio’s total return will depend on the ability of the Adviser or the Sub-Adviser to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because OTC swaps are bilateral contracts and may have terms of greater than seven days, they may be considered to be illiquid. Exchange-trading of swaps is intended to make them more liquid, but there is no guarantee that they can be considered liquid for 1940 Act purposes. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or central clearing counterparty, as applicable. The Portfolios will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolios’ repurchase agreement guidelines. It is possible that developments in the swaps market, including additional government regulation, could adversely affect the Portfolios’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain Investment Techniques and Derivatives Risk

When a Portfolio uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in a Portfolio may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Portfolios, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Portfolios. Derivatives are used to limit risk in the Portfolios or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction

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anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Portfolio worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Portfolio Turnover

The Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity securities, or for other reasons. As a result of active management, it is anticipated that the portfolio turnover rate of the Portfolio may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolio to receive favorable tax treatment. The Portfolio is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. It can change from year to year without notice.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, a Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. The Portfolios may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro-rata portion of such money market funds’ advisory fees and operational fees. A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

From time to time, a Portfolio may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Portfolio, and the acquisition is determined to be beneficial to Portfolio shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under the “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Operational Risks

An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  In particular, these errors or failures as well as other technological issues may adversely affect the Portfolios’ ability to calculate their NAVs in a timely manner, including over an extended period. While the Portfolios seek to minimize such events through controls and oversight, there may still be failures that could causes losses to a Portfolio.  In addition, as the use of technology increases, a Portfolio may be more susceptible to operational risks through breaches in cyber security.  A breach in cyber security refers to both

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intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or operational capacity.  As a result, a Portfolio may incur regulatory penalties, reputational damage, additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Portfolio’s third party service providers or issuers in which a Portfolio invests may also subject a Portfolio to many of the same risks associated with direct cyber security breaches.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third-party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of a Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

Liquidation of Portfolios

The Board may determine to close and liquidate a Portfolio at any time. A beneficial owner of a liquidating Portfolio will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the beneficial owner (such as portfolio expenses), and the liquidating distribution may be less than the original investment. The timing of any liquidation may not be favorable to certain beneficial owners.

Regulation as a Commodity Pool Operator

The Adviser, on behalf of the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio’s operations. Accordingly, the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio will not be subject to registration or regulation as commodity pools under the CEA.  The Adviser is not currently deemed to be a CPO with respect to its service as investment adviser to these Portfolios.  To the extent that these Portfolios are, or become, no longer eligible to claim an exclusion from CFTC regulation, these Portfolios may consider steps necessary to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation.

The remaining Portfolios (Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, and Global Atlantic Select Advisor Managed Risk Portfolio) have claimed temporary exemptions from the definition of CPO under the CEA because the Portfolios operate as funds-of-funds and, therefore, are not currently subject to registration or regulation as commodity pools under the CEA. The Adviser is not currently deemed to be a CPO with respect to its service as investment adviser to these Portfolios. When the temporary exemption expires, these Portfolios may consider taking steps necessary to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. Portfolios operating subject to CFTC regulation, now or in the future, may incur additional expenses.

INVESTMENT RESTRICTIONS

The Portfolios have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the relevant Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio’s assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total

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assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law and any borrowings that exceed the 300% requirement discussed below will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with such requirement.

Unless otherwise indicated, all fundamental and non-fundamental investment restrictions apply on a Portfolio-by-Portfolio basis.

1.                                      Borrowing Money. A Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.

2.                                      Senior Securities. A Portfolio will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.                                      Underwriting. A Portfolio will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolios may be deemed an underwriter under certain federal securities laws.

4.                                      Real Estate. A Portfolio will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.                                      Commodities. A Portfolio will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing or selling options or futures contracts, swaps or other financial instruments, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.                                      Loans. A Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.                                      Concentration. A Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries. A Portfolio will not invest 25% or more of its total assets in any investment company that so concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. This limitation is also not applicable to securities of other investment companies.

With respect to investment restriction 6, a Portfolio is not restricted from holding loans as collateral or otherwise owning loans for investment purposes so long as the Portfolio abides by its investment objectives, investment restrictions and all 1940 Act requirements.

With respect to the final sentence of investment restriction 7, investments in other investment companies shall not be considered an investment in any particular industry.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF EACH PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

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1.                                      Pledging. A Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.                                      Borrowing. A Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3.                                      Margin Purchases. A Portfolio will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Portfolios for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.                                      Illiquid Investments. A Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider taking means to reduce its holdings of illiquid securities back down to 15% or less.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolios’ portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of the Portfolios’ shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, each Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Each Portfolio will post to www.geminifund.com/GlobalAtlanticDocuments, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio’s portfolio holdings will remain available on the website noted above at least until the next monthly update.

Under limited circumstances, as described below, the Portfolios’ holdings may be disclosed to, or known by, certain third parties in advance of their website posting or filing with the SEC on Form N-CSR or Form N-Q. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and is prohibited from entering personal securities transactions based on the information obtained. Neither the Portfolios nor the Adviser receives any compensation or consideration in exchange for the receipt of portfolio holdings information.

•                                          The Adviser or Sub-Advisers. Personnel of the Adviser or Sub-Advisers, including personnel responsible for managing the Portfolios’ investment portfolios, may have full daily access to the Portfolios’ investment holdings since that information is necessary in order for the Adviser or Sub-Advisers to provide management, administrative, and investment services to the Portfolios. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, the Adviser’s or Sub-Advisers’ personnel may

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also release and discuss certain portfolio holdings with various broker-dealers and other trading intermediaries.

•                                          Gemini Fund Services, LLC. is the administrator, fund accountant and transfer agent for each Portfolio; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

•                                          MUFG Union Bank, N.A. MUFG Union Bank, N.A. is the custodian for each Portfolio; therefore, its personnel have full daily access to each Portfolio’s holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

•                                          [      ]. [     ] is the Portfolios’ registered independent public accounting firm; therefore, its personnel have access to the Portfolios’ holdings in connection with auditing of the Portfolios’ financial statements and providing other audit, tax and related services to the Portfolios.

•                                          Dechert LLP. Dechert LLP is counsel to the Portfolios; therefore, its personnel have access to the Portfolios’ holdings in connection with the review of the Portfolios’ annual and semi-annual shareholder reports and SEC filings and in order to provide other agreed-upon services to the Trust.

•                                          Forethought Life Insurance Company. The Portfolios are sold exclusively to insurance company separate accounts of Forethought Life Insurance Company. The insurance company may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge and manage risk and asset class exposure and for other due diligence purposes.

•                                          Rating Agencies. The Portfolios may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg in order to facilitate such rating agencies’ review of the Portfolios.

•                                          Global Atlantic Financial Group Limited. Global Atlantic Financial Group Limited is the ultimate parent company of the Adviser and may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge and manage risk and asset class exposure and for other due diligence purposes.

•                                          Bloomberg L.P.  The Portfolios make portfolio holdings information available to Bloomberg, L.P. to facilitate the receipt of portfolio, trading and risk analytics for each of the Portfolios.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolios from the potential misuse of holdings information by individuals or firms in possession of that information.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. Franklin Advisory Services, LLC (“Franklin Advisory Services”) has ongoing arrangements to disclose non-public portfolio holdings information to the following:

•                                          Barra Aegis System provides risk analysis for Franklin Advisory Services and receives portfolio holdings information on a daily basis.

•                                          FactSet Research Systems Inc. provides attribution and risk analysis for Franklin Advisory Services and receives portfolio holdings information on a daily basis.

•                                          Glass, Lewis & Co. provides proxy services for Franklin Advisory Services and receives aggregate portfolio holdings information for U.S. securities on a weekly basis.

•                                          Institutional Shareholder Services provides proxy services for Franklin Advisory Services and receives portfolio holdings information on a daily basis.

•                                          Investment Technology Group, Inc., in connection with evaluating quality and cost of Portfolio trade execution.

•                                          Bloomberg L.P. in connection with conducting attribution analyses on the Portfolios and certain operational functions.

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In addition, Franklin Advisers, Inc. (“Franklin Advisers”) has ongoing arrangements to disclose non-public portfolio holdings information to the following:

•                                          Factset Research Systems Inc. provides risk analysis for Franklin Advisers and receives portfolio holdings information on a daily basis

•                                          Bloomberg Barclays POINT provides attribution and risk analysis for Franklin Advisers and receives portfolio holdings information on a daily basis.

•                                          Glass, Lewis & Co. provides proxy services for Franklin Advisers and receives aggregate portfolio holdings information for U.S. securities on a weekly basis.

•                                          Institutional Shareholder Services provides proxy services for Franklin Advisers and receives portfolio holdings information on a daily basis.

Global Atlantic PIMCO Tactical Allocation Portfolio. PIMCO has ongoing arrangements to disclose non-public portfolio holdings information to the following:

•                                          Institutional Shareholder Services provides proxy services for PIMCO and receives portfolio holdings information on a daily basis.

•                                          State Street Investment Manager Solutions, LLC has assumed most of PIMCO’s investment operations functions, including trade processing, settlements, collateral and derivative management, accounting, and systems network and application development and receives portfolio holdings information on a daily basis.

Global Atlantic Wellington Research Managed Risk Portfolio. Wellington Management Company LLP (“Wellington Management”) has ongoing arrangements to disclose non-public portfolio holdings information to the following:

•                                          Bloomberg LP provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

•                                          Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

•                                          Moody’s Analytics Knowledge Services (formerly Copal Amba) performs certain investment guideline monitoring and coding activities, in addition to analytical and reporting functions on behalf of Wellington Management and has access to holdings information on a daily basis.

•                                          FactSet Research Systems Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

•                                          Glass, Lewis & Co. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.

•                                          Markit WSO Corporation performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

•                                          MSCI, Inc provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

•                                          State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

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•                                          Syntel Inc. performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

The Administrator shall review initial registration statements and post-effective amendments to ensure that the disclosure referenced above is included in the Portfolios’ prospectus and continues to be accurate. The process shall be subject to review by the Chief Compliance Officer.

MANAGEMENT

Board Leadership Structure

The business of the Trust is managed under the direction of the Board in accordance with the Amended and Restated Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of five individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents, the Trustees shall elect officers including a President, a Secretary, a Treasurer and a Chief Compliance Officer. The Board has delegated day-to-day management of the affairs of the Trust to the Adviser and other service providers, but oversees the Trust’s operations and retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Board meets regularly, generally at least 4 times each year, and will also hold special meetings to address matters arising between regular meetings. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Robert M. Arena, Jr. has served as the Chairman of the Board since the Trust was organized in 2013. Under the Trust’s Governing Documents, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including, generally, (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Mark Garbin serves as the lead independent trustee of the Trust (“Lead Independent Trustee”). The Lead Independent Trustee’s responsibilities include (a) liaising with management and the other Independent Trustees regarding various issues, (b) liaising with management on the meeting agenda prior to each Board meeting, (c) serving as chair of meetings of the Independent Trustees and coordinating any communication or follow up arising therefrom, (d) liaising with counsel on the Independent Trustees’ request for information in connection with the Board’s annual consideration of the renewal of advisory and sub-advisory contracts, (e) reviewing the annual Board self-assessment materials and (f) liaising and communicating with counsel, service providers and others on behalf of the Independent Trustees.

The Board has established three standing committees to facilitate the Board’s oversight of the management of the Trust: the Audit Committee, the Nominating and Governance Committee and the Valuation Committee. Each Committee is chaired by an Independent Trustee. Specifically, Joseph E. Breslin, Mitchell E. Appel and Mark Garbin serve as chair of the Audit Committee, Nominating and Governance Committee and Valuation Committee, respectively. The Board may establish other committees from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. Additional information regarding the Committees is included below.

The Trust believes that the Chairman, Lead Independent Trustee and the independent chairs of each Committee, and, as an entity, the full Board, provides effective leadership that is in the best interests of the Trust, its Portfolios and their shareholders. The Trust’s leadership structure is appropriate because it allows the Trustees to effectively oversee the Trust.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Arena and Kathleen Redgate and three Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance

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reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including their: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Below is a brief description of the individual merits of each Trustee that contributed to the Board’s conclusion that the individual should serve on the Board. No one factor is determinative in assessing a Trustee’s qualifications. For additional information regarding each Trustee, please see the “Trustees and Officers” section.

Independent Trustees

Mitchell E. Appel: Mr. Appel has significant business experience in the financial services industry. He has served in a variety of executive positions with asset management firms and serves as a director to other mutual funds.

Joseph E. Breslin: Mr. Breslin is an investment management consultant with significant experience as a financial services executive. He has served as the chief operating officer or general counsel of several registered investment advisers and serves on other fund boards. The Board has determined that his qualifications and experience make him an “audit committee financial expert.”

Mark Garbin: Mr. Garbin is an investment consultant with significant experience as a capital markets and asset management executive. He has experience in valuation and risk management matters and serves on other mutual fund boards.

Interested Trustees:

Robert M. Arena, Jr.: Mr. Arena serves as Managing Director and Head of Life and Retirement and Life, Global Atlantic Financial Company and has extensive experience in the financial services industry. He has served in senior management positions focused in annuity and asset management businesses.

Kathleen Redgate: Ms. Redgate serves as Chief Administrative Officer of Global Atlantic Financial Group Limited. She has significant business and operational experience in the financial services industry.

Trustees and Officers

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is c/o Global Atlantic Investment Advisors, LLC, 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204.

Independent Trustees [To be updated]

Name, Address and Age	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Year of Birth: 1951	Trustee since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	30	Altegris KKR Commitments Fund (since 2014); Oak Hill Advisors Mortgage Strategies Fund (Offshore) (since 2014); Two Roads Shared

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Name, Address and Age	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
				Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013).
Mitchell E. Appel Year of Birth: 1970	Trustee since 2013	President, Value Line Funds (since 2008); Chief Financial Officer (since 2008), President (since 2009), EULAV Securities LLC; President (since 2009), Treasurer (since 2011), EULAV Asset Management.	30	Value Line Funds (since 2010); EULAV Asset Management (since 2010).
Joseph E. Breslin Year of Birth: 1953	Trustee since 2013	Counsel to White Oak Global Advisors, LLC (asset management firm) (since 2016); Consultant to Investment Managers (since 2009); Counsel to Commonfund (asset management firm) (2014-2016).	30	BlueArc Multi-Strategy Fund (since 2014); Kinetics Mutual Funds, Inc. (since 2000); Kinetics Portfolios Trust (since 2000); Northern Lights Fund Trust IV (since 2015); Hatteras Trust (2004-2016).

Interested Trustees and Officers of the Trust — [To be updated]

Name, Address and Age	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert M. Arena, Jr. Year of Birth: 1968(2)	Trustee and President/Chief Executive Officer since 2013

Managing Director and Head of Life and Retirement and Life, Global Atlantic Financial Company (since 2014 and 2016, respectively); President, Forethought Life Insurance Company (since 2016); President, Forethought Variable Insurance Trust (since 2013); Member, Board of Managers and President, Global Atlantic Distributors, LLC (since 2013); Executive Vice President, Forethought Financial Group, Inc. (2013-2014); President, Forethought Annuity, Forethought Financial Group, Inc.;  Director and Co-President, Hartford Securities Distribution Company, Inc. (2010-2013); Executive Vice President, Global Annuity, The Hartford (2010-2013).

			30	None
Kathleen Redgate Year of Birth 1964(3)	Trustee since 2014	Chief Administrative Officer of Global Atlantic Financial Group Limited, (since 2015); Chief Operating Officer of Global Atlantic Financial Group Limited (2013-2015); Chief Operating Officer, GS Reinsurance Group (2006-	30	Epoch Securities, Inc. (2013-2015); Commonwealth Annuity and Life Insurance Company (since 2015); First

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Name, Address and Age	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
		2013); Vice President and Managing Director of Goldman Sachs (2000-2013).		Allmerica Financial Life Insurance Company (since 2015).
Deborah Schunder Year of Birth: 1967	Vice President since 2014

Vice President, Investment Product Management, Forethought Life Insurance Company and Vice President of Global Atlantic Investment Advisors, LLC (since 2013); Director of Investment Management with Forethought Life Insurance Company (2013—2013). From 2004 to 2012, Ms. Schunder was with The Hartford, where she held roles as Director, Investment Platform Management and Director, Mutual Funds.

			N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer/Chief Financial Officer since 2013	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Sarah M. Patterson Year of Birth: 1976	Secretary/Chief Legal Officer since 2013

Senior Vice President, Associate General Counsel and Assistant Secretary, Global Atlantic Financial Group Limited (since 2014) and Forethought Financial Group, Inc. (since 2013); Assistant Vice President and Assistant General Counsel, The Hartford (2004- 2012).

			N/A	N/A
Mary Cavanaugh Year of Birth: 1951	Chief Compliance Officer since 2013

Managing Director and Chief Compliance Officer, Global Atlantic Financial Group Limited (since 2014); Executive Vice President and General Counsel, Forethought Financial Group, Inc. (2007—2014); Senior Vice President and Chief Legal Officer, AIG Retirement Services (2001-2006); Executive Vice President and General Counsel, American General Retirement Services (1999-2001).

			N/A	N/A

(1) The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

(2) Mr. Arena is an interested person of the Trust because he is an officer of Global Atlantic Financial Company.

(3) Ms. Redgate is an interested person of the Trust because she is an officer of Global Atlantic Financial Group Limited.

Audit Committee. The Board has an Audit Committee that consists solely of Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and

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adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. Joseph E. Breslin is Chairman of the Audit Committee. During the past fiscal year, the Audit Committee held [four] meetings.

Nominating and Governance Committee. The Trust has a Nominating and Governance Committee, which is comprised of the independent members of the Board of Trustees. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating and Governance Committee generally will not consider shareholder nominees. During the past fiscal year, the Nominating and Governance Committee held [  ] meeting.

Valuation Committee. The Trust has a Valuation Committee, which is comprised of the independent members of the Board of Trustees. The Valuation Committee’s responsibilities include: (1) approving and revising, as they deem appropriate, procedures used by delegates to value instruments held by each Portfolio; (2) monitoring the application of such procedures and the valuation of each Portfolio’s instruments; and (3) monitoring and ensuring compliance with the Trust’s and the Board’s obligations with respect to the valuation of the Trust’s assets under the 1940 Act and such procedures. During the past fiscal year, the Valuation Committee held [four] meetings.

Compensation of Trustees. Effective January 1, 2018, the Trust pays each Independent Trustee [$], as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly. The retainer covers up to five in-person Board meetings and one telephonic Board meeting. Furthermore, each Independent Trustee receives an additional [$] for each additional in-person Board meeting and [$] for each additional telephonic Board meeting. The Lead Independent Trustee and each Committee Chairman receives an additional [$]. No “interested persons” who serve as a Trustee of the Trust will receive any compensation for their services as Trustee. None of the executive officers receive compensation from the Trust. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2017. The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

Name of Trustee	Aggregate Compensation From Trust(1)		Total Compensation From Trust and Fund Complex Paid to Trustees
Mark Garbin	$	[ ]	$	[ ]
Mitchell E. Appel	$	[ ]	$	[ ]
Joseph E. Breslin	$	[ ]	$	[ ]
Kathleen Redgate	$	[ ]	$	[ ]
Robert M. Arena	$	[ ]	$	[ ]

(1)Trustees’ fees are allocated ratably to each Portfolio in the Trust.

Trustees’ Ownership of Shares in the Portfolios. As of December 31, 2017, the Trustees beneficially owned the following amounts in each Portfolio:

Name of Trustee	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mark Garbin	[None]	[None]
Mitchell E. Appel	[None]	[None]
Joseph E. Breslin	[None]	[None]
Kathleen Redgate	[None]	[None]
Robert M. Arena	[None]	[None]

Management Ownership

The Trustees and officers, as a group, owned [  ]% of the Portfolios’ outstanding shares as of [     ].

40

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of [   ], the following shareholders were principal shareholders and control persons of the relevant Portfolios.

Name & Address	Shares	Percentage of Portfolio
Global Atlantic American Funds® Managed Risk Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, Indiana 46204
Global Atlantic Balanced Managed Risk Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, Indiana 46204
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, Indiana 46204
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, Indiana 46204
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, IN 46204
Global Atlantic Growth Managed Risk Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, Indiana 46204
Global Atlantic Moderate Growth Managed Risk Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
300 N. Meridian Street
Suite 1800
Indianapolis, Indiana 46204
Global Atlantic PIMCO Tactical Allocation Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, IN 46204
Global Atlantic Select Advisor Managed Risk Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, Indiana 46204
Global Atlantic Wellington Research Managed Risk Portfolio	[ ]	100%
Forethought Life Insurance Co Separate Account A
10 West Market Street
Suite 2300
Indianapolis, Indiana 46204

41

INVESTMENT ADVISER AND SUB-ADVISERS

The Adviser of the Portfolios is Global Atlantic Investment Advisors, LLC (the “Adviser”), located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204. Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Portfolios (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Portfolios, manages the operations of the Portfolios. Global Atlantic Financial Company (“GAFC”), a Delaware corporation, owns 100% of the Adviser. GAFC is an indirect, wholly-owned subsidiary of Global Atlantic Financial Group Limited.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of each Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Portfolios and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolios in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolios, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. Notwithstanding the foregoing, the Advisory Agreement provides that the Adviser may engage one or more sub-advisers to make investment decisions on its behalf for all or a portion of a Portfolio. The Adviser also provides the Portfolios with all necessary office facilities and personnel for servicing the Portfolios’ investments and compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolios or the Adviser performing services relating to research, statistical and investment activities.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Portfolios. These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolios; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolios’ records and the registration of the Portfolios’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolios; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Adviser entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BlackRock”), on behalf of the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio and compensates BlackRock. BlackRock Financial Management, Inc. is a wholly owned subsidiary of BlackRock, Inc.

The Adviser entered into a sub-advisory agreement with each of Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“Franklin Advisory Services”), on behalf of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and compensates each of Franklin Advisers and Franklin Advisory Services. Franklin Advisers and Franklin Advisory Services are each indirect, wholly owned subsidiaries of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

The Adviser also entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”), on behalf of the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and compensates

42

GSAM.  GSAM is a Delaware limited partnership.  GSAM Holdings LLC, a wholly owned subsidiary of The Goldman Sachs Group, Inc. is the general partner and GSAM Holdings II LLC, a wholly owned subsidiary of GSAM Holdings LLC, is the limited partner.  The Goldman Sachs Group, Inc. is a Delaware corporation.  Advisory Services are provided by Goldman Sachs Asset Management, L.P.

The Adviser also entered into a sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”), on behalf of Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio, and compensates Milliman. Milliman is a wholly owned subsidiary of Milliman, Inc., which is entirely owned and managed by its principals.

The Adviser also entered into a sub-advisory agreement with PIMCO, on behalf of the Global Atlantic PIMCO Tactical Allocation Portfolio and compensates PIMCO. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

The Adviser also entered into a sub-advisory agreement with Wellington Management, on behalf of the Global Atlantic Wellington Research Managed Risk Portfolio and compensates Wellington Management. The ultimate parent company of the Wellington Management organization is Wellington Management Group LLP, a Massachusetts private limited liability partnership owned by 160 partners (as of 12/31/17), all fully active in the business of the firm.

The Adviser also entered into a sub-advisory agreement with Wilshire Associates Incorporated (“Wilshire”), on behalf of the Global Atlantic American Funds® Managed Risk Portfolio and the Global Atlantic Select Advisor Managed Risk Portfolio and compensates Wilshire. Wilshire is a privately held Subchapter S corporation that is 100% owned by its active key employees. Wilshire has no other outside owners. As of [    ], key employees with ownership in the firm are comprised of approximately [56] principals, each of whom holds the title of Vice President, Managing Director or President. The founder and Chief Executive Officer of Wilshire, Dennis Tito, is the majority shareholder of the firm, and no single individual other than Mr. Tito owns more than 10% of the shares of the firm.

The Adviser utilizes a “manager of managers” structure in which the Adviser retains sub-advisers to select investments for the Portfolios. The Trust and the Adviser were granted an exemptive order from the SEC (the “Manager of Managers Order”) that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolios’ contract holders will receive information about the new sub-advisory relationship.

The following table sets forth the annual advisory fee rate payable by the Portfolios to the Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Portfolios’ average daily net assets, computed daily and payable monthly:

TOTAL
PORTFOLIOS	ADVISORY FEE
Global Atlantic American Funds® Managed Risk Portfolio	0.900% of the first $500 million
0.875% of the next $500 million
0.850% over $1 billion

Global Atlantic Balanced Managed Risk Portfolio	0.550% of the first $500 million
0.525% of the next $500 million
0.500% over $1 billion

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	0.90%

43

TOTAL
PORTFOLIOS	ADVISORY FEE
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	0.850% of the first $500 million
0.825% of the next $500 million
0.800% over $1 billion

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

Global Atlantic Growth Managed Risk Portfolio	0.550% of the first $500 million
0.525% of the next $500 million
0.500% over $1 billion

Global Atlantic Moderate Growth Managed Risk Portfolio	0.550% of the first $500 million
0.525% of the next $500 million
0.500% over $1 billion

Global Atlantic PIMCO Tactical Allocation Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

Global Atlantic Select Advisor Managed Risk Portfolio	0.900% of the first $500 million
0.875% of the next $500 million
0.850% over $1 billion

Global Atlantic Wellington Research Managed Risk Portfolio	0.850% of the first $500 million
0.825% of the next $500 million
0.800% over $1 billion

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust. Under the terms of the Advisory Agreement, the Portfolios are responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolios and of pricing the Portfolios’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolios, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolios in connection with their securities transactions, (f) all taxes and corporate fees payable by the Portfolios to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Portfolios, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolios and of their shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolios’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Portfolios who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business.

BlackRock, with principal offices located at 55 East 52nd Street, New York, NY 10055, serves as sub-adviser to the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio.  Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, BlackRock selects a portion of the securities for the Portfolios to buy, sell or hold. BlackRock is paid by the Adviser, not the Portfolios.

44

Franklin Advisers, with principal offices located at One Franklin Parkway, San Mateo, California 94403-1906, serves as sub-adviser to the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, Franklin Advisers provides investment research and portfolio management services, and selects a portion of the securities for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio to buy, sell or hold. Franklin Advisers is paid by the Adviser, not the Portfolio.

Franklin Advisory Services, with principal offices located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, serves as sub-adviser to the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, Franklin Advisory Services provides investment research and portfolio management services, and selects a portion of the securities for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio to buy, sell or hold. Franklin Advisory Services is paid by the Adviser, not the Portfolio.

GSAM, with principal offices located at 200 West Street, New York, NY 10282, serves as sub-adviser to the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, GSAM is responsible for managing the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio according to the Portfolio’s investment objective, policies and restrictions. GSAM is paid by the Adviser, not the Portfolios.

Milliman, with principal offices located at 71 S. Wacker Dr., 31st Floor, Chicago, IL 60606, serves as sub-adviser to the Portfolios. Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, Milliman is responsible for conducting each Portfolio’s hedging program according to each Portfolio’s investment objective, policies and restrictions. Milliman is paid by the Adviser, not the Portfolios.

PIMCO, with principal offices located at 650 Newport Center Drive, Newport Beach, CA 92660, serves as sub-adviser to the Global Atlantic PIMCO Tactical Allocation Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, PIMCO is responsible for managing the Global Atlantic PIMCO Tactical Allocation Portfolio according to the Portfolio’s investment objective, policies and restrictions. PIMCO is paid by the Adviser, not the Portfolio.

Wellington Management, with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Global Atlantic Wellington Research Managed Risk Portfolio. Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, Wellington Management is responsible for purchasing securities for the Global Atlantic Wellington Research Managed Risk Portfolio according to the Portfolio’s investment objective, policies and restrictions. Wellington Management is paid by the Adviser, not the Portfolio.

Wilshire, with principal offices located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as sub-adviser to the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio. Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, Wilshire selects a portion of the securities for the Portfolios to buy, sell or hold. Wilshire is paid by the Adviser, not the Portfolios.

The Portfolios incurred the following advisory fees (before and after any reimbursements and/or waivers) for the fiscal year ended December 31, 2015:

Fund Name	Advisory Fees Incurred (dollar value)	Advisory Fees Waived (dollar value)	Reimbursement (dollar value)	Net Advisory Fees Paid (dollar value)	Advisory Fees Paid (percent of average daily net assets)
Global Atlantic American Funds® Managed Risk Portfolio	$1,469,254	$(663,769)	$0	$805,485	0.49%
Global Atlantic Balanced Managed Risk Portfolio	$389,123	$(6,116)	$0	$383,007	0.54%
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	$2,096,335	$(1,620,149)	$0	$476,186	0.20%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$1,160,516	$(181,292)	$0	$979,224	0.72%

45

Fund Name	Advisory Fees Incurred (dollar value)	Advisory Fees Waived (dollar value)	Reimbursement (dollar value)	Net Advisory Fees Paid (dollar value)	Advisory Fees Paid (percent of average daily net assets)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio(1)	$61,344	$(4,593)	$0	$56,751	0.79%
Global Atlantic Growth Managed Risk Portfolio	$2,139,953	$(39,670)	$0	$2,100,283	0.54%
Global Atlantic Moderate Growth Managed Risk Portfolio	$572,417	$(9,244)	$0	$563,173	0.54%
Global Atlantic PIMCO Tactical Allocation Portfolio(1)	$66,130	$(6,514)	$0	$59,616	0.77%
Global Atlantic Select Advisor Managed Risk Portfolio	$798,173	$(563,898)	$0	$234,275	0.26%
Global Atlantic Wellington Research Managed Risk Portfolio	$1,886,228	$(29,627)	$0	$1,856,601	0.83%

(1)The Portfolio commenced operations on April 30, 2015.

The Portfolios incurred the following advisory fees (before and after any reimbursements and/or waivers) for the fiscal year ended December 31, 2016:

Fund Name	Advisory Fees Incurred (dollar value)	Advisory Fees Waived (dollar value)	Reimbursement (dollar value)	Net Advisory Fees Paid (dollar value)	Advisory Fees Paid (percent of average daily net assets)
Global Atlantic American Funds® Managed Risk Portfolio	$1,875,701	$(847,249)	$0	$1,028,452	0.49%
Global Atlantic Balanced Managed Risk Portfolio	$526,418	$(5,053)	$0	$521,365	0.54%
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	$2,498,848	$(1,930,515)	$0	$568,333	0.20%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$1,633,690	$(260,257)	$0	$1,373,433	0.71%
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	$211,056	$(13,249)	$0	$197,807	0.79%
Global Atlantic Growth Managed Risk Portfolio	$2,589,157	$(25,672)	$0	$2,563,485	0.54%
Global Atlantic Moderate Growth Managed Risk Portfolio	$763,768	$(7,442)	$0	$756,326	0.54%
Global Atlantic PIMCO Tactical Allocation Portfolio	$136,406	$(11,766)	$0	$124,640	0.77%
Global Atlantic Select Advisor Managed Risk Portfolio	$1,004,329	$709,260	$0	$295,069	0.26%
Global Atlantic Wellington Research Managed Risk Portfolio	$3,251,926	$55,984	$0	$3,195,942	0.83%

The Portfolios incurred the following advisory fees (before and after any reimbursements and/or waivers) for the fiscal year ended December 31, 2017:

46

Fund Name	Advisory Fees Incurred (dollar value)		Advisory Fees Waived (dollar value)		Reimbursement (dollar value)		Net Advisory Fees Paid (dollar value)		Advisory Fees Paid (percent of average daily net assets)
Global Atlantic American Funds® Managed Risk Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	[ ]	%
Global Atlantic Balanced Managed Risk Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	[ ]	%
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	[ ]	%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	[ ]	%
Global Atlantic Growth Managed Risk Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	[ ]	%
Global Atlantic Moderate Growth Managed Risk Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	[ ]	%
Global Atlantic Select Advisor Managed Risk Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	[ ]	%
Global Atlantic Wellington Research Managed Risk Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	[ ]	%

For the last three fiscal years, the Adviser paid the following sub-advisory fees to the Sub-Advisers of the Portfolios.

	Sub-Advisory Fees Incurred
Portfolios	2015		2016		2017
Global Atlantic American Funds ® Managed Risk Portfolio	$244,876		$345,573	*	$	[ ]
Global Atlantic Balanced Managed Risk Portfolio	$106,124		$156,295	**	$	[ ]
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	$349,389		$416,475		$	[ ]
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$564,727	***	$794,982	***	$	[ ]
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	$30,853		$106,148		$	[ ]
Global Atlantic Growth Managed Risk Portfolio	$583,624		$764,952	**	$	[ ]
Global Atlantic Moderate Growth Managed Risk Portfolio	$156,114		$226,249	**	$	[ ]
Global Atlantic PIMCO Tactical Allocation Portfolio	$33,260		$68,604		$	[ ]
Global Atlantic Select Advisor Managed Risk Portfolio	$133,029		$184,630	*	$	[ ]
Global Atlantic Wellington Research Managed Risk Portfolio	$1,176,118	****	$2,027,671	****	$	[ ]

*                           Effective October 1, 2016, Wilshire became a sub-adviser to Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio and thus, sub-advisory fees from that date forward reflect aggregated amounts paid to Milliman, the Portfolios’ existing sub-adviser, and Wilshire.

**                    Effective October 1, 2016, BlackRock became a sub-adviser to Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio and thus, sub-advisory fees from that date forward reflect aggregated amounts paid to Milliman, the Portfolios’ existing Sub-Adviser, and BlackRock..

***             Includes the sub-advisory fees, in aggregate, paid to the Portfolio’s Sub-Advisers, Franklin Advisers (as applicable), Franklin Advisory Services and Milliman.

****      Includes the sub-advisory fees, in aggregate, paid to the Portfolio’s Sub-Advisers, Milliman and Wellington Management.

47

Additional Compensation to Adviser

The Adviser or its affiliates may receive compensation from managers of Underlying Funds in which certain Portfolios invest for certain administrative, distribution, and/or marketing-related services (“Servicing Payments”). These Servicing Payments may create a conflict of interest for the Adviser in the selection of Underlying Funds for investment by a Portfolio. However, the Adviser will address any such conflict by voluntarily reducing the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of Servicing Payments received from managers of Underlying Funds. The amount of Servicing Payments is generally based on the average net assets of a Portfolio that are allocated to an Underlying Fund. The annual amount of Servicing Payments received from a manager to an Underlying Fund is not expected to exceed 0.25% of the average net assets of a Portfolio allocated to an Underlying Fund.

Codes of Ethics

The Trust and Adviser, Sub-Advisers and distributor each have adopted a code of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Trust and Adviser’s joint code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Portfolios.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Portfolios; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this code to an appropriate person or persons identified in the code; and v) accountability for adherence to the code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser for each Portfolio except (i) Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, where proxy voting responsibility is delegated to GSAM; (ii) Global Atlantic PIMCO Tactical Allocation Portfolio, where proxy voting responsibility is dedicated to PIMCO; (iii) Global Atlantic Wellington Research Managed Risk Portfolio, where proxy voting responsibility is dedicated to Wellington Management; and (iv) Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, where proxy voting responsibility is delegated to Franklin Advisers and Franklin Advisory Services, as applicable. The Policies require that the Adviser or Sub-Adviser vote proxies received in a manner consistent with the best interests of the Portfolios and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted on behalf of the Portfolios, including a report on the resolution of all proxies identified as involving a conflict of interest. Copies of the proxy voting policies of the Adviser and each Sub-Adviser that exercises proxy voting responsibility for a Portfolio are attached hereto as Appendix B.

Notwithstanding the foregoing, when relying on Section 12(d)(1)(F) of the 1940 Act, each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

More information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Portfolios at 1-877-881-7735 and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov and will be sent within three business days of receipt of a request.

48

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Pursuant to a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) , the Portfolios are authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services.  The Plan permits the Portfolios to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.25% of each Portfolio’s average net assets. Such fees are to be paid by the Portfolios monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the relevant Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed. The Plan may provide the following potential benefits to the Portfolios: shareholder servicing, the potential to increase assets and possibly benefit from economies of scale and the potential to avoid a decrease in assets and portfolio liquidations through redemption activity.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or a Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of that Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolios, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolios (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolios at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolios; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Actual 12b-1 Expenditures Incurred

For the fiscal year ended December 31, 2017

Global Atlantic American Funds® Managed Risk Portfolio	$	[ ]
Global Atlantic Balanced Managed Risk Portfolio	$	[ ]
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	$	[ ]
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$	[ ]
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	$	[ ]
Global Atlantic Growth Managed Risk Portfolio	$	[ ]
Global Atlantic Moderate Growth Managed Risk Portfolio	$	[ ]
Global Atlantic PIMCO Tactical Allocation Portfolio	$	[ ]
Global Atlantic Select Advisor Managed Risk Portfolio	$	[ ]
Global Atlantic Wellington Research Managed Risk Portfolio	$	[ ]

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PORTFOLIO MANAGERS

Eric Todd, Cameron Jeffreys and Adam Schenck (with respect to the managed risk portion) are portfolio managers of the Global Atlantic BlackRock Global Allocation Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

Donald G. Taylor and Nicholas P.B. Getaz (with respect to the equity sleeve of the capital appreciation and income component) and Roger Bayston, Kent Burns, Christopher Molumphy and David Yuen (with respect to the fixed income sleeve of the capital appreciation and income component) and Adam Schenck (with respect to the managed risk portion) are portfolio managers of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

Nathan Palmer and Anthony Wicklund (with respect to the capital appreciation and income portion) and Adam Schenck (with respect to the managed risk portion) are the portfolio managers of Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolios.

David Carney and Ye Liang (with respect to the capital appreciation and income portion) and Adam Schenck (with respect to the managed risk portion) are the portfolio managers of the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolios.

Gary Chropuvka and Amna Qaiser are the portfolio managers of the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and are responsible for the day-to-day management of the Portfolio.

Josh Davis and Sudi Mariappa are the portfolio managers of the Global Atlantic PIMCO Tactical Allocation Portfolio and are responsible for the day-to-day management of the Portfolio.

Cheryl Duckworth, Mark Mandel and Michael Stack (with respect to the capital appreciation and income portion) and Adam Schenck (with respect to the managed risk portion) are the portfolio managers of the Global Atlantic Wellington Research Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

As of December 31, 2017 each portfolio manager was responsible for the management of the following types of accounts:

Global Atlantic Investment Advisors

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Eric Todd
Registered Investment Cos.	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Cameron Jeffreys
Registered Investment Cos.	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

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BlackRock

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Ye Liang
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

David Carney
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Franklin Advisers

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Roger Bayston, CFA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Kent Burns, CFA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Christopher Molumphy, CFA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

David Yuen, CFA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

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Franklin Advisory Services

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Donald G. Taylor
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Nicholas P.B. Getaz
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

GSAM

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Gary Chropuvka
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Amna Qaiser
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Milliman

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Adam Schenck
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

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PIMCO

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Josh Davis
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Sudi Mariappa
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Wellington Management

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Cheryl M. Duckworth, CFA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Mark D. Mandel, CFA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Michael E. Stack, CFA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Wilshire

Account Type	Number of Accounts by Account Type	Total Assets By Account Type		Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Nathan Palmer, CFA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Anthony Wicklund, CFA, CAIA
Registered Investment Cos.	[ ]	$	[ ]	[ ]	$	[ ]
Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

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Conflicts of Interest

Global Atlantic Investment Advisors

The Adviser has not identified any material conflicts between the Portfolios and other accounts managed by the Adviser and the portfolio managers. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

BlackRock

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolios.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolios.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolios by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.  It should also be noted a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of this fund are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Franklin Advisers and Franklin Advisory Services

The management of multiple funds, including the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. Franklin Advisers and Franklin Advisory Services each seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios,

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which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. Franklin Advisers and Franklin Advisory Services each seek to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While Franklin Advisers and Franklin Advisory Services have each adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The Adviser, Franklin Advisers, Franklin Advisory Services and the Portfolios have each adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises. GSAM

GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”) a bank holding company.  The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio or limit the Portfolio’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and high-net-worth individuals. As such, it acts as an investment banker, research provider, investment manager, financier, advisor, market maker, prime broker, derivatives dealer, lender, counterparty, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loan and other markets and the securities and issuers in which the Portfolio may directly and indirectly invest. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services.  As Sub-Adviser of the Portfolio, GSAM receives management fees from the Portfolio.  In addition, GSAM’s affiliates may earn fees from relationships with the Portfolio.  Although these fees are generally based on asset levels, the fees are not directly contingent on Portfolio performance, Goldman Sachs may still receive significant compensation from the Portfolio even if shareholders lose money. Goldman Sachs and its affiliates engage in trading and advise accounts and funds which have investment objectives similar to those of the Portfolio and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Portfolio. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolio. The results of the Portfolio’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Portfolio could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Portfolio may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, the Portfolio may take a long position in a security at the same time that Goldman Sachs or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate,

55

adversely impact the Portfolio. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio.  The Portfolio’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Portfolio, and may also perform or seek to perform investment banking and financial services for those issuers.  Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the Portfolio or who engage in transactions with or for the Portfolio.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

Milliman

Milliman has not identified any material conflicts between the Portfolios and other accounts managed by Milliman and the portfolio managers. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

PIMCO

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolio, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Portfolio, track the same index the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Portfolio.  In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a portfolio in a manner beneficial to the investing account but detrimental to the Portfolio.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Portfolio or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Portfolio or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of Portfolio or other accounts managed by PIMCO.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in

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sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. In addition, regulatory issues applicable to PIMCO or the Portfolio or other accounts may result in the Portfolio not receiving securities that may otherwise be appropriate for it. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Portfolio’s investment opportunities may also arise when the Portfolio and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Portfolio owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Portfolio’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Portfolio. Moreover, the Portfolio or other account managed by PIMCO may invest in a transaction in which one or more other Portfolios or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such Portfolios or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Portfolio and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Portfolio.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

Wellington Management

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Global Atlantic Wellington Research Managed Risk Portfolio’s (the “Portfolio” for this section only) managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolio (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolio. The Investment Professionals make investment decisions for each account, including the Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Portfolio.

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An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Portfolio, or make investment decisions that are similar to those made for the Portfolio, both of which have the potential to adversely impact the Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolio. Ms. Duckworth, Mr. Mandel and Mr. Stack also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Wilshire

The portfolio managers’ management of “other accounts” may give rise to potential material conflicts of interest in connection with their management of the Portfolios’ investments, on the one hand, and the investments of the other accounts, on the other. For example, other accounts managed by the portfolio managers may have the same investment objective as the Portfolios. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor other accounts over the Portfolios. Another potential conflict of interest may arise from the portfolio managers’ knowledge about the size, timing, and possible market impact of the Portfolios’ trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Portfolios.

Compensation

The following information is as of December 31, 2017 unless otherwise indicated.

[Global Atlantic Investment Advisors

The compensation package for Mr. Todd and Mr. Jeffreys consists of a fixed salary, cash bonus, retirement plan, and may include equity participation in Global Atlantic Financial Group Limited (“Global Atlantic”), the ultimate parent company of the Adviser.

The cash bonus and equity participation awards are based on a number of quantitative and qualitative measures of performance. Performance of all client accounts is taken into account when determining compensation. There are no differences in the way the portfolio managers are compensated by client type. There are no performance based fees or carried interest fees paid to any portfolio manager.

In addition to the above, Mr. Todd and Mr. Jeffreys also participate in benefit plans and programs available to employees of Global Atlantic. ]

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BlackRock

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the applicable Portfolios and other accounts managed by each portfolio manager.  Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Portfolios and other accounts are: A combination of market-based indices (e.g., MSCI Emerging Markets IMI Net Index, S&P1500, Barclays U.S. Credit Index, among others), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. BlackRock, Inc. restricted stock units, upon vesting, will generally be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards.  From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance.  Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. With the exception of Mr. Liang, the portfolio managers of these Portfolios have unvested long-term incentive awards.

Deferred Compensation Program.  A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans.  BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($265,000 for 2016).  The RSP offers a range of investment options, including registered investment

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companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Franklin Advisers and Franklin Advisory Services

Franklin Advisers and Franklin Advisory Services each seek to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary.

Annual Bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Portfolio’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (“Resources”) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by Franklin Advisers or Franklin Advisory Services, as applicable. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer and/or other officers of Franklin Advisers or Franklin Advisory Services, as applicable, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment Performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•                  Non-Investment Performance. The more qualitative contributions of the portfolio manager to the business of Franklin Advisers or Franklin Advisory Services, as applicable, and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•                  Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the appraisal of Franklin Advisers or Franklin Advisory Services, as applicable.

•                  Additional Long-Term Equity-Based Compensation  Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of Franklin Advisers or Franklin Advisory Services, as applicable.

GSAM

Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is

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primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers may be rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1- 3- and 5-year time horizons.

The discretionary variable compensation for portfolio managers is also significantly influenced by various factors including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (a) general client/shareholder orientation and (b) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401(k) program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Milliman

Mr. Schenck is compensated through a combination of fixed salary, which is set in part by reference to industry standards, and a discretionary bonus, which is based in part on the profitability of Milliman Financial Risk Management LLC.

PIMCO

Portfolio Manager Compensation.

PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and values. Key Principles on Compensation Philosophy include:

•                  PIMCO’s pay practices are designed to attract and retain high performers;

•                  PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;

•                  PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and

•                  PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.

The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of the Portfolio or any other account managed by that portfolio manager:

Base Salary.   Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus .  Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

•                  Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the

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Portfolio) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;

•                  Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;

•                  Contributions to mentoring, coaching and/or supervising members of team;

•                  Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;

•                  With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation — Long Term Incentive Plan (“LTIP”) and/or M Options which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

•                  The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success.

•                  The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

•                  The Carried Interest Compensation Plan awards entitle eligible individuals who provide services to PIMCO’s Alternative Funds a percentage (“points”) of the carried interest otherwise payable to PIMCO in the event that the applicable performance measurements described in the Alternative Fund’s partnership agreements are achieved. The awards are granted before any payments are made in respect of the awards and payout is contingent on long-term performance, and are intended to align the interests of the employees with that of PIMCO and the investors in the Alternative Funds. While subject to forfeiture and vesting terms, payments to participants are generally made if and when the applicable carried interest payments are made to PIMCO.

Eligibility to participate in LTIP, the M Unit program, and the Carried Interest Compensation Plan is contingent upon continued employment at PIMCO and all other applicable eligibility requirements.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Wellington Management

Wellington Management receives a fee based on the assets under management of the Global Atlantic Wellington Research Managed Risk Portfolio’s (the “Portfolio” for this section only) as set forth in the Investment Subadvisory Agreement between Wellington Management and Global Atlantic Investment Advisors, LLC on behalf of the Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Portfolio. The following information relates to the fiscal year ended December 31, 2017.

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Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolio (the “Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (“a Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of the Wellington Management Group LLP. Each Investment Professional, with the exception of Cheryl Duckworth and Mark Mandel, is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio and generally each other account managed by such Investment Professional. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees. The incentive paid to Michael Stack which has no performance-related component, is based on the revenues earned by Wellington Management.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Ms. Duckworth and Messrs. Mandel and Stack are Partners.]

Wilshire

The compensation package for Mr. Palmer and Mr. Wicklund consists of a fixed salary and cash bonus. The salary is set each year and is commensurate with each individual’s expected contribution to his or her team, Wilshire’s clients, and to the overall success of the firm.  The bonus portion of the salary is based upon measurable criteria that seek to tie compensation to client satisfaction and performance relevant benchmarks, among other factors.

Wilshire periodically offers certain employees an opportunity to acquire equity ownership in the firm, enabling them to become shareholders.  Because of Wilshire’s organizational structure and business practice, equity ownership in Wilshire is a meaningful retention tool.  In addition to the above, Mr. Palmer and Mr. Wicklund participate in benefit plans and programs available to employees of Wilshire.

Ownership of Securities

[The portfolio managers do not own shares of the Portfolios they manage as of December 31, 2017.]

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolios are made by the portfolio managers who are employed by the Adviser or a Sub-Adviser. The Adviser and Sub-Advisers are authorized by the Trustees to allocate the orders placed by them on behalf of the Portfolios to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolios, the Adviser or a Sub-Adviser for the Portfolios’ use. Such allocation is to be in such amounts and proportions as the Adviser or a Sub-Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•                                          the best net price available;

•                                          the reliability, integrity and financial condition of the broker or dealer;

•                                          the size of and difficulty in executing the order; and

•                                          the value of the expected contribution of the broker or dealer to the investment performance of the Portfolios on a continuing basis.

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Brokers or dealers executing a portfolio transaction on behalf of the Portfolios may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or a Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolios. In allocating portfolio brokerage, the Adviser or a Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolios transactions may primarily benefit accounts other than the Portfolios’, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolios.

For fiscal years ended December 31, 2015, 2016 and 2017 the Portfolios incurred the following brokerage commissions:

	Total Brokerage Commissions Paid
Portfolio Name	2015	2016	2017
Global Atlantic American Funds® Managed Risk Portfolio	$0	$0	$	[ ]
Global Atlantic Balanced Managed Risk Portfolio	$0	$0	$	[ ]
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	$0	$0	$	[ ]
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$16,843	$10,220	$	[ ]
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	$66	$172	$	[ ]
Global Atlantic Growth Managed Risk Portfolio	$0	$0	$	[ ]
Global Atlantic Moderate Growth Managed Risk Portfolio	$0	$0	$	[ ]
Global Atlantic PIMCO Tactical Allocation Portfolio(1)	$1,358	$346	$	[ ]
Global Atlantic Select Advisor Managed Risk Portfolio	$0	$0	$	[ ]
Global Atlantic Wellington Research Managed Risk Portfolio	$127,127	$153,794	$	[ ]

(1) The Portfolio commenced operations on April 30, 2015.

For the fiscal year ended December 31, 2017, the Portfolios directed the following brokerage commissions to brokers who provided brokerage or research services to the Adviser or relevant Sub-Adviser, as applicable:

Portfolio Name	Commissions Paid to Firms Selected in Recognition of Research Services		Total Amount of Transactions to Firms Selected in Recognition of Research Services
Global Atlantic American Funds® Managed Risk Portfolio	$	[ ]	$	[ ]
Global Atlantic Balanced Managed Risk Portfolio	$	[ ]	$	[ ]
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	$	[ ]	$	[ ]
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$	[ ]	$	[ ]
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	$	[ ]	$	[ ]
Global Atlantic Growth Managed Risk Portfolio	$	[ ]	$	[ ]
Global Atlantic Moderate Growth Managed Risk Portfolio	$	[ ]	$	[ ]
Global Atlantic PIMCO Tactical Allocation Portfolio	$	[ ]	$	[ ]
Global Atlantic Select Advisor Managed Risk Portfolio	$	[ ]	$	[ ]
Global Atlantic Wellington Research Managed Risk Portfolio	$	[ ]	$	[ ]

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For the fiscal year ended December 31, 2017, the Portfolios purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 under the 1940 Act, each of which is one of the Portfolios’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Portfolios. The values of broker-dealer securities held as of December 31, 2017 were as follows:

Portfolio Name	Regular Broker or Dealer (or Affiliates)	Aggregate Value
Global Atlantic American Funds® Managed Risk Portfolio	[ ]	$	[ ]
Global Atlantic Balanced Managed Risk Portfolio	[ ]	$	[ ]
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	[ ]	$	[ ]
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	[ ]	$	[ ]
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	[ ]	$	[ ]
Global Atlantic Growth Managed Risk Portfolio	[ ]	$	[ ]
Global Atlantic Moderate Growth Managed Risk Portfolio	[ ]	$	[ ]
Global Atlantic PIMCO Tactical Allocation Portfolio	[ ]	$	[ ]
Global Atlantic Select Advisor Managed Risk Portfolio	[ ]	$	[ ]
Global Atlantic Wellington Research Managed Risk Portfolio	[ ]	$	[ ]

PORTFOLIO TURNOVER

Each Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of a Portfolio’s portfolio securities were replaced once within a one-year period. The Portfolio turnover rate for each Portfolio was as follows:

Portfolio Name	2016	2017
Global Atlantic American Funds® Managed Risk Portfolio	35%	[ ]	%
Global Atlantic Balanced Managed Risk Portfolio	51%	[ ]	%
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	7%	[ ]	%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	3%	[ ]	%
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio(1)	101%	[ ]	%
Global Atlantic Growth Managed Risk Portfolio	59%	[ ]	%
Global Atlantic Moderate Growth Managed Risk Portfolio	59%	[ ]	%
Global Atlantic PIMCO Tactical Allocation Portfolio(1)	66%	[ ]	%
Global Atlantic Select Advisor Managed Risk Portfolio	45%	[ ]	%
Global Atlantic Wellington Research Managed Risk Portfolio	71%	[ ]	%

(1) The Portfolio commenced operations on April 30, 2015.

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OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC (“GFS”), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the “Agreement”) with the Portfolios and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on September 10, 2013.  The Agreement had an initial term of three years and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or GFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by other service providers; (2) monitoring each Portfolio’s holdings and operations for post-trade compliance with the Portfolio’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attend and participate in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust’s federal, state, and local tax returns as prepared and signed by the Trust’s independent public accountants; (8) preparing and maintaining the Trust’s operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust’s audits and examinations by assisting each Portfolio’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolios; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Portfolios with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios’ custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

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The Portfolios pay GFS, an annual asset based fee, which is calculated and applied monthly, adjusted upward for any Portfolios with less than $5 million in assets, and subject to an annual minimum fee based on the number of Portfolios in the Trust. In consideration of its receipt of the annual fee, GFS pays all operational expenses of the Portfolios with the exception of legal counsel fees, Trustee fees, certain expenses related to Board meetings and costs associated with the preparation and filing of Forms N-PORT and N-CEN. Certain extraordinary expenses such as expenses incurred in connection with any merger, reorganization or litigation would be borne by the Portfolios. During the past three fiscal years, the Portfolios incurred the following in administrative fees:

Portfolio Name	2015(2)	2016(2)	2017(2)
Global Atlantic American Funds® Managed Risk Portfolio	$191,796	$236,673	$	[ ]
Global Atlantic Balanced Managed Risk Portfolio	$84,756	$109,569	$	[ ]
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	$270,570	$316,297	$	[ ]
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$156,302	$221,028	$	[ ]
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio(1)	$8,628	$28,305	$	[ ]
Global Atlantic Growth Managed Risk Portfolio	$472,882	$537,369	$	[ ]
Global Atlantic Moderate Growth Managed Risk Portfolio	$125,208	$158,697	$	[ ]
Global Atlantic PIMCO Tactical Allocation Portfolio(1)	$9,282	$18,205	$	[ ]
Global Atlantic Select Advisor Managed Risk Portfolio	$103,586	$127,331	$	[ ]
Global Atlantic Wellington Research Managed Risk Portfolio	$258,459	$435,966	$	[ ]

(1) The Portfolio commenced operations on April 30, 2015.

(2) Prior to January 1, 2018, the Portfolios paid GFS pursuant to a different fee structure, which covered the cost of certain additional operational expenses that are now borne by the Portfolios.

Custodian

MUFG Union Bank, N.A., located at 400 California Street, San Francisco, CA 94104 (the “Custodian”) serves as the custodian of the Portfolios’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolios. The Custodian’s responsibilities include safeguarding and controlling the Portfolios’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolios’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Portfolios may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Distributor

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Portfolios pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Portfolio’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolios’ shares, will use reasonable efforts to facilitate the sale of the Portfolios’ shares.

The Underwriting Agreement had an initial term of two years and thereafter will continue in effect from year to year, subject to annual approval by a vote of the majority of the outstanding shares or (a) the Board and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Portfolios at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of a Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any

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penalty, on 60 days’ written notice to the Portfolios. The Underwriting Agreement will automatically terminate in the event of its assignment.

[The Distributor did not receive any compensation under the Underwriting Agreement from each Portfolio’s Class II Shares for the fiscal years ended December 31, 2015, December 31, 2016 and [December 31, 2017.]] Pursuant to a letter agreement with the Distributor, GFS, rather than the Portfolios, pays the Distributor’s fees under the Underwriting Agreement. The Distributor also receives 12b-1 fees from the Portfolios as described in “Distribution and Shareholder Servicing Plan” section.

DESCRIPTION OF SHARES

The Portfolios in this SAI have issued Class II shares. Class II shares are offered at NAV, without an initial sales charge or a contingent deferred sales charge, but are subject to an asset based fee assessed pursuant to a Plan adopted pursuant to Rule 12b-1 of up to 0.25%.

Each share of beneficial interest of each Portfolio in this SAI and each other series of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Portfolios’ Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s Chief Compliance Officer (“CCO”) also serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent and the participating insurance company and other intermediaries have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” the net asset value (“NAV”) of each Portfolio’s shares is determined by dividing the total value of a Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of a Portfolio.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last quoted sales prices, or if no sales are reported at the mean between the current bid and ask prices. Securities traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If a security is traded or dealt in on more than one exchange, or on one or more exchange an in the over-the-counter market, quotations from the exchange on which the security is primarily traded are used. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less may be valued at amortized cost, unless the Fair Value Committee believes another valuation is more appropriate or that amortized cost does not represent fair value. Exchange traded options are valued at the last quoted sales prices or at the mean between the current bid and ask prices; exchange traded futures and options on futures are valued at the settlement price determined by the exchange. Shares of Underlying Funds are valued at their respective net asset values on the day of valuation. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or as determined in good faith by the Board of Trustees or persons acting at their discretion. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE closes, usually 4:00 p.m. Eastern time (“NYSE Close”), and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. No member of the fair value team selects or assists in selecting a Portfolio’s investments. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. The Board also approves any third party consultant, including any matrix, formula or other objective method used by the consultant in supplying evaluated prices, prior to such consultant’s retention.

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Fair Value Team and Valuation Process. This team is composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the opinion of the Adviser or Sub-Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value; and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that a Portfolio might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Portfolio’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Level 3 — Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other portfolios managed by the Adviser (or Sub-Adviser) or other portfolios and the method used to price the security in those portfolios; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and review valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the New York Stock Exchange will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolios in good order prior to the NYSE Close on each day that the NYSE is open for trading are priced at the NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the NYSE Close, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV per share.

Redemption of Shares

The Portfolios will redeem all or any portion of a shareholder’s shares of the Portfolios when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)                                 when the NYSE is closed, other than customary weekend and holiday closings;

(b)                                 when trading on that exchange is restricted for any reason;

(c)                                  when an emergency exists as a result of which disposal by the Portfolios of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolios fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)                                 when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in a Portfolio.

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Each Portfolio intends to elect and continue to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, each Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain which is distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolios will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryover of the Portfolios which may be carried forward indefinitely and retains the character of the original loss.

To be treated as a regulated investment company under Subchapter M of the Code, each Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies and net income from certain publicly traded partnerships and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.

Each Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, each Portfolio expects to time its distributions as necessary to avoid liability for this tax. It is possible, however, that this 4% excise tax and the corresponding distribution requirement contained in Section 4982 of the Code will not apply to a Portfolio for any taxable year during which all shareholders of the Portfolio were segregated asset accounts of life insurance companies held in connection with a variable contract, certain tax-exempt entities, or certain other regulated investment companies that similarly restrict their share ownership to such entities.

For a discussion of the tax consequences to holders of variable annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Investors should review the prospectus for their variable contracts and consult with competent tax advisors for a more complete discussion of and more information on possible tax consequences in a particular situation.

Additional Diversification Requirement — In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Portfolios. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified.

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Disqualification of a variable annuity contract as such would result in immediate imposition of federal income tax on variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract. In certain circumstances, a variable contract may be treated as adequately diversified notwithstanding its failure to satisfy this diversification requirement for one or more periods if the issuer or holder of the variable contract demonstrates that the failure was inadvertent and was corrected within a reasonable time after its discovery, and agrees to pay an amount due based on either the income on the contract or the amount by which the contract was not diversified for such periods (subject to an overall limit), in accordance with prescribed procedures.

The Portfolios intend to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement places certain limitations on the assets of each insurance company separate account, and (because section 817(h) and those regulations contain a look-through which is expected to allow the assets of the Portfolios to be treated as assets of the related separate account) of each Portfolio, that may be invested in securities of a single issuer. Specifically, to satisfy the section 817(h) diversification requirement, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements of Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other registered investment companies. Failure of a Portfolio to satisfy the section 817(h) requirements would jeopardize the treatment of the contracts’ variable annuity contracts and could result in current taxation and other consequences to the contract holders other than as described in the applicable contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolios for the purpose of meeting the diversification test if the Portfolios meet certain requirements. The Portfolios are intended to be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolios’ assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolios.

In certain circumstances, pursuant to an “investor control” doctrine, the holder of a variable contract, rather than the insurance company separate account underlying the contract, may be treated as the owner of the assets held by the separate account if the variable contract owner is viewed as having sufficient control over the investments of the insurance company’s separate account. If treated as the owner of the separate account assets, the variable contract owner would be taxable currently on the income produced by those assets. The application of the investor control doctrine to the operations of the Portfolios is a matter of some uncertainty. Future guidance may adversely affect the manner in which the Portfolios operate.

The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding shares of the Portfolios are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolios have selected [       ], located at [       ], as their independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, (2) tax return preparation and review, and (3) other related services for the Portfolios.

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LEGAL COUNSEL

Dechert LLP, located at One International Place, 40th Floor, 100 Oliver Street, Boston, MA 02110 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

Each Portfolio’s audited financial statements for the fiscal period ended [December 31, 2017], together with the notes thereto, and the report of [     ], the Trust’s Independent Registered Public Accounting Firm, are incorporated by reference from the Trust’s Annual Report for the fiscal period ended [December 31, 2017] into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC. You can obtain a copy of the Annual Report without charge by calling the Portfolio at 1-877-881-7735.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group. A Standard & Poor’s corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.                                                    Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.                                                    Nature of and provisions of the obligation.

3.                                                    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly Managed Risk nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA— highest credit quality, with negligible risk factors; AA — high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A— average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators “+” and “-” to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA — highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA — very high credit quality, with very strong ability to pay interest and repay principal; A — high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•                                          SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

•                                          SP-2 Satisfactory capacity to pay principal and interest.

•                                          SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

•                                          MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•                                          MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•                                          MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

•                                          MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.: Commercial paper rated “Prime” carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor’s Ratings Group: “A” is the highest commercial paper rating category utilized by Standard & Poor’s Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its “A” classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ — denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 — very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 — good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

GLOBAL ATLANTIC INVESTMENT ADVISORS, LLC
(the “Company”)

Sub-Advisory Relationships

With respect to sub-advisory relationships, the Company delegates proxy voting decision-making to sub-advisers that execute portfolio transactions on behalf of the Portfolios for which they manage assets. The Company retains proxy voting decision-making with respect to any Portfolio for which the Company executes portfolio transactions on behalf of the Portfolio.

Proxy Voting by the Company

Proxies are assets of the Company’s clients that must be voted with diligence, care, and loyalty. The Company will vote each proxy in accordance with its fiduciary duty to the FVIT. The Company will generally seek to vote proxies in a way that maximizes the value of the FVIT’s assets and will abide by the proxy voting policies and procedures adopted by the FVIT. The President or a designee coordinates the Company’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires the Company to maintain certain books and records associated with its proxy voting policies and procedures. The Company’s recordkeeping obligations are described in the Maintenance of Books and Records section of the Manual. The CCO or designee will ensure that the Company complies with all applicable recordkeeping requirements associated with proxy voting.

To the extent that the Company invests assets of the FVIT in a mutual fund or exchange-traded fund (“ETF”), it will do so either pursuant to Section 12(d)(1)(F) of the 1940 Act, or pursuant to an exemptive order and accompanying participation agreement. The Company will vote the shares held by the FVIT in accordance with the requirements of Section 12(d)(1)(F) or the participation agreement, as applicable.

To the extent that the Company invests assets of the FVIT in securities directly (e.g., common stock) or in any other investments that require the Company to vote proxies on behalf of the FVIT, the Company will vote the FVIT’s proxies in accordance with recommendations of a proxy advisory firm retained by the Company.

Proxy Advisory Firm

For any Portfolio or portion thereof for which the Company has not delegated proxy voting decision-making to a sub-adviser, the Company will retain a proxy advisory firm to provide recommendations on how to vote the Portfolio’s proxies, and the Company will vote the Portfolio’s proxies in accordance with the proxy advisory firm’s recommendations.

Prior to retaining a proxy advisory firm, and periodically thereafter, the Company will ascertain whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues, taking into account (i) the adequacy and quality of the firm’s staffing and personnel; (ii) the robustness of the firm’s policies and procedures to ensure that its proxy voting recommendations are based on current and accurate information; (iii) the firm’s ability to identify and address any conflicts of interest; and (iv) any other considerations that the Company believes would be appropriate in considering the nature and quality of the services provided.

To ensure that a proxy advisory firm retained by the Company is recommending votes that are in the best interests of the Company’s clients, the Company will periodically review the firm’s voting record, and may also review the firm’s voting record on an as-needed basis. If the Company determines at any point that a proxy advisory firm’s recommendation was based on a material factual error or a conflict of interest that causes the Company to question the process by which the proxy advisory firm develops its recommendation, the Company will take reasonable steps to investigate the error/conflict, taking into account, among other things, the nature of the error/conflict and the related recommendation, and seek to determine whether the proxy advisory firm is taking reasonable steps to seek to reduce similar errors/conflicts in the future. In addition, to identify and address potential conflicts of interest, the

Company will initially review, and will periodically review thereafter, the proxy advisory firm’s business. The Company will also require the proxy advisory firm to update the Company on any relevant changes to its business.

Currently, the Company engages International Shareholder Solutions Inc. (ISS) to provide recommendations on how the Company should vote proxies. ISS’s proxy voting policies and procedures are included in Annex II to this Manual.

Prohibited Personnel Activity

Operations personnel will retain the following information in connection with each proxy vote:

•                  The issuer’s name;

•                  The security’s ticker symbol or CUSIP, as applicable;

•                  The shareholder meeting date;

•                  The number of shares that the Company voted;

•                  A brief identification of the matter voted on;

•                  Whether the matter was proposed by the issuer or a security-holder;

•                  Whether the Company cast a vote;

•                  How the Company cast its vote (for the proposal, against the proposal, or abstain); and

•                  Whether the Company cast its vote with or against management.

Any attempt to influence the proxy voting process by issuers or others not identified in these policies and procedures should be promptly reported to the CCO.

Proxies received after a Portfolio terminates its advisory relationship with the Company will not be voted.

Class Actions

To the extent that the Company receives notice of a class action or corporate action in which a Portfolio is entitled to participate, the Company will direct the Portfolio’s participation in accordance with its fiduciary duty. With respect to corporate actions that require investment discretion, Company investment personnel will review a variety of factors and make a determination with respect to the corporate action and write a memorandum for the compliance file.  Certain corporate actions, such as an “out of the money” tender offer may not warrant any action by the Company.

Disclosures to Clients

The Company includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV. The Company will provide a quarterly certification as to its adherence to its proxy voting policies to the FVIT Board.

As a matter of policy, the Company does not disclose how it expects to vote on upcoming proxies.

Form N-PX

In addition, at the time the Company votes proxies on behalf of a Portfolio, it shall complete a Form N-PX Report as included in the Trust’s Compliance Manual. The Company shall keep one copy of each completed Form N-PX Report and deliver a copy to the Fund Administrator.

The Company CCO or designee, along with the Fund Administrator, will review the Form N-PX for each Portfolio prior to filing such report to ensure, on a reasonable basis, the completeness and accuracy of the filing.

B-2

[ISS United States Summary Proxy Voting  Guidelines to be provided by amendment.]

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter the “Investment Manager”) has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted.

The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à. r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.

The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager’s Proxy Voting Policies and Procedures are substantially similar to those of its affiliated investment managers. The Investment Manager may also delegate proxy voting responsibility to a Non-Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged an unaffiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon the Investment Manager’s instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the Investment Manager has a supplemental subscription to Egan-Jones Proxy

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

Services (“Egan-Jones”), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third party to be determinative of the Investment Manager’s ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions (except as discussed below in the section entitled “Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service”). As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. For most proxy proposals, the Investment Manager’s evaluation should result in the same position being taken for all Advisory Clients. In some cases, however, the evaluation may result in an individual Advisory Client voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio and other factors.

Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service

The Franklin LibertyQ exchange traded funds (“ETFs”) of the Franklin Templeton ETF Trust, seek to track a particular securities index.  As a result, each Franklin LibertyQ ETF may hold the securities of hundreds of issuers. Because the primary criteria for determining whether a security should be included (or continued to be included) in a Franklin LibertyQ ETF’s investment portfolio is whether such security is a representative component of the securities index that the Franklin LibertyQ ETF is seeking to track, the ETFs do not require the same level of fundamental security research and analyst coverage that an actively-managed portfolio would require.  Accordingly, in light of the high number of positions held by a Franklin LibertyQ ETF and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review the ISS and Glass Lewis Proxy Voting Guidelines and determine to instruct the Proxy Group to generally vote proxies consistent with the recommendations of ISS or Glass Lewis rather than analyze each individual proxy vote.  Permitting the Investment Manager of the Franklin LibertyQ ETFs to defer its judgment for voting on a proxy to the recommendations of ISS or Glass Lewis may result in a proxy related to the securities of a particular issuer held by a Franklin LibertyQ ETF being voted differently from the same proxy that is voted on by other funds managed by the Investment Manager.

The Investment Manager, however, will retain the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of a Franklin LibertyQ ETF and its shareholders.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.              The issuer is a client(1) of the Investment Manager or its affiliates;

2.              The issuer is a vendor whose products or services are material or significant to the business of the Investment Manager or its affiliates;(2)

3.              The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by the Investment Manager or its affiliates (e.g., a broker, dealer or bank);(3)

(1)  For purposes of this section, a “client” does not include underlying investors in a collective investment trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by the Investment Manager or its affiliates will be considered a “client.”

(2)  The top 50 vendors will be considered to present a potential conflict of interest.

(3)  The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

4.              The issuer is a significant executing broker dealer; (4)

5.              An Access Person(5) of the Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.              A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member(6) of such director or trustee, also serves as an officer or director of the issuer; or

7.              The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any

(4)  The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.

(5)  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

(6)  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

In addition, with respect to an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.

Weight Given Management Recommendations

One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in (i) situations identified as presenting material conflicts of interest and (ii) the section entitled “Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service,” the Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

The Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, the Investment Manager reviews all proposals, even those that may be considered to be routine matters (except as noted above in the section entitled “Circumstances Where Investment Manager May Generally Rely on the Recommendations of a Proxy Service”). Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis. The Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can the Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and the Investment Manager devotes significant time and resources to monitor these changes.

THE INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

The Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of the Investment Manager’s organization, including portfolio management, legal counsel, and the Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.

The following guidelines reflect what the Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. The Investment Manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The Investment Manager supports boards with strong risk management oversight. The Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. The Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of Auditors: The Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, The Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. The Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The Investment Manager believes that executive compensation should be directly linked to the performance of the company. The Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. The Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the Investment Manager will generally oppose “golden parachutes” that are considered excessive. The Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

The Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: The Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, the Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. The Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. The Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. The Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, the Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The Investment Manager usually supports “fair price” provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to Capital Structure: The Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and Social Issues: The Investment Manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the Investment Manager’s approach to consideration of environmental, social and governance issues within the Investment Manager’s processes and ownership practices.

In the Investment Manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the Investment Manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the Investment Manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues. The Investment Manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

The Investment Manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the Investment Manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance Matters: The Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, the Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy Access: In cases where the Investment Manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the Investment Manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global Corporate Governance: The Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to the Investment Manager’s proxy voting decisions for international investments. However, the Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (ix) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

In some non U.S. jurisdictions, even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager’s proxy policy:

1.              The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2.              All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.              The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.              In determining how to vote, the Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.

5.              The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.

6.              After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.              The Proxy Group will make every effort to submit the Investment Manager’s vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.              With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.

9.              The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.       If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.       The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.       The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.       The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.

14.       The Proxy Group is subject to periodic review by Internal Audit, compliance groups, and external auditors.

15.       The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.

16.       The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.

17.       The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on material accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. To the extent enhanced disclosure of conflicts is required of Proxy Services, the Proxy Group will seek to ensure that each Proxy Service complies with such disclosure obligations and review the conflicts disclosed. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.

18.       The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

19.       At least annually, the Proxy Group will verify that:

a.                    A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;

b.                    A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

c.                     Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and

d.                    Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS)

the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

The Proxy Group will monitor such meetings involving fixed income securities for conflicts of interest in accordance with these procedures for fixed income securities. If a fixed income issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients.  The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisory Services, LLC (hereinafter the “Investment Manager”) has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted.

The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à. r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.

The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager’s Proxy Voting Policies and Procedures are substantially similar to those of its affiliated investment managers. The Investment Manager may also delegate proxy voting responsibility to a Non-Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged an unaffiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon the Investment Manager’s instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the Investment Manager has a supplemental subscription to Egan-Jones Proxy Services (“Egan-Jones”), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third party to be determinative of the Investment Manager’s ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. . As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. For most proxy proposals, the Investment Manager’s evaluation should result in the same position being taken for all Advisory Clients. In some cases, however, the evaluation may result in an individual Advisory Client voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.              The issuer is a client(1) of the Investment Manager or its affiliates;

2.              The issuer is a vendor whose products or services are material or significant to the business of the Investment Manager or its affiliates;(2)

3.              The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by the Investment Manager or its affiliates (e.g., a broker, dealer or bank);(3)

4.              The issuer is a significant executing broker dealer; (4)

5.              An Access Person(5) of the Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.              A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member(6) of such director or trustee, also serves as an officer or director of the issuer; or

7.              The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

(1)  For purposes of this section, a “client” does not include underlying investors in a collective investment trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by the Investment Manager or its affiliates will be considered a “client.”

(2)  The top 50 vendors will be considered to present a potential conflict of interest.

(3)  The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

(4)  The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.

(5)  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

(6)  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

In addition, with respect to an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.

Weight Given Management Recommendations

One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

The Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, the Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis. The Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can the Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and the Investment Manager devotes significant time and resources to monitor these changes.

THE INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

The Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of the Investment Manager’s organization, including portfolio management, legal counsel, and the Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.

The following guidelines reflect what the Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. The Investment Manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The Investment Manager supports boards with strong risk management oversight. The Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. The Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of Auditors: The Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, The Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. The Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The Investment Manager believes that executive compensation should be directly linked to the performance of the company. The Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. The Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the Investment Manager will generally oppose “golden parachutes” that are considered excessive. The Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

The Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: The Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, the Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. The Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. The Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. The Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, the Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The Investment Manager usually supports “fair price” provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to Capital Structure: The Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and Social Issues: The Investment Manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the Investment Manager’s approach to consideration of environmental, social and governance issues within the Investment Manager’s processes and ownership practices.

In the Investment Manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the Investment Manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the Investment Manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues. The Investment Manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

The Investment Manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the Investment Manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance Matters: The Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, the Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy Access: In cases where the Investment Manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the Investment Manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global Corporate Governance: The Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to the Investment Manager’s proxy voting decisions for international investments. However, the Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may chose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (ix) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

In some non-U.S. jurisdictions, even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager’s proxy policy:

1.              The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2.              All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.              The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.              In determining how to vote, the Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.

5.              The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.

6.              After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.              The Proxy Group will make every effort to submit the Investment Manager’s vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.              With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.

9.              The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.       If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.       The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.       The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.       The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.

14.       The Proxy Group is subject to periodic review by Internal Audit, compliance groups, and external auditors.

15.       The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.

16.       The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.

17.       The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on material accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. To the extent enhanced disclosure of conflicts is required of Proxy Services, the Proxy Group will seek to ensure that each Proxy Service complies with such disclosure obligations and review the conflicts disclosed. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.

18.       The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

19.       At least annually, the Proxy Group will verify that:

a.                    A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;

b.                    A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

c.                     Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and

d.                    Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

The Proxy Group will monitor such meetings involving fixed income securities for conflicts of interest in accordance with these procedures for fixed income securities. If a fixed income issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.

GSAM Global Proxy Voting Policy, Procedures and Guidelines

2016 Edition

March 2016

Part I: Policy and Procedures

A.	Guiding Principles
B.	The Proxy Voting Process
C.	Implementation
D.	Conflicts of Interest

Part II: GSAM Proxy Voting Guidelines Summary

A.	U.S. Proxy Items
Guidelines

B.	Non-U.S. Proxy Items
Guidelines

Part I

GOLDMAN SACHS ASSET MANAGEMENT

(“GSAM”*)

POLICY ON PROXY VOTING

FOR INVESTMENT ADVISORY CLIENTS

A.      Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf.  Our guiding principles in performing proxy voting are to make decisions that favor proposals that in GSAM’s view maximize a company’s shareholder value and are not influenced by conflicts of interest.  These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

GSAM has adopted the policies and procedures set out below regarding the voting of proxies (the “Policy”).  GSAM periodically reviews this Policy to ensure it continues to be consistent with our guiding principles.

B.      The Proxy Voting Process

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.  They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals.  Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast.  A summary of the GSAM Guidelines is attached as Part II.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions.  GSAM portfolio management teams (each, a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.  In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and

* For purposes of this Policy, “GSAM” refers, collectively, to the following legal entities:

Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; GSAM Stable Value, LLC; Goldman Sachs (Singapore) Pte.; Goldman Sachs Asset Management (Singapore) Pte. Ltd.; Goldman Sachs (Asia) L.L.C.; Goldman Sachs Asset Management Co. Ltd.; Beijing Gao Hua Securities Company Limited; Goldman Sachs (China) L.L.C.; Goldman Sachs (India) Securities Private Limited; Goldman Sachs Asset Management (India) Private Limited; Goldman Sachs Representacoes Ltda.; Goldman Sachs Asset Management Brasil LTDA; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Ltd.; Goldman Sachs Asset Management Company Private Limited; Goldman Sachs Asset Management Australia Pty Ltd.; Goldman Sachs Australia Managed Funds Limited; Goldman Sachs Trustee Company (India) Private Limited; Goldman Sachs Global Advisory Products LLC.

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practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations (as defined below).

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to generally follow the GSAM Guidelines and Recommendations based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines.  The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue.  Those Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and

Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, for example within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies.  AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances.  To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed below unless an override is requested.  Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

C.  Implementation

GSAM has retained a third-party proxy voting service (the “Proxy Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services.  Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues.  GSAM retains the responsibility for proxy voting decisions.

GSAM’s Portfolio Management Teams generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations.  Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following a process which seeks to ensure that override decisions are not influenced by any conflict of interest.  As a result of the override process, different Portfolio Management Teams may vote differently for particular votes for the same company.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular manner for a particular solicitation.  GSAM will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, GSAM’s ability to implement such voting instruction will be dependent on operational matters such as the timing of the request.

From time to time, GSAM’s ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations.  As a result, GSAM, from time to time, may determine that it is not practicable or desirable to vote proxies.

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D. Conflicts of Interest

GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers as well as the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the initial Recommendation based on the GSAM Guidelines.

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Part II

GSAM Proxy Voting Guidelines Summary

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (the “Policy”).  As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

A.	US proxy items:

1.	Operational Items	page 4
2.	Board of Directors	page 5
3.	Executive Compensation	page 7
4.	Director Nominees and Proxy Access	page 10
5.	Shareholder Rights and Defenses	page 10
6.	Mergers and Corporate Restructurings	page 11
7.	State of Incorporation	page 11
8.	Capital Structure	page 12
9.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 12

B.	Non-U.S. proxy items:

1.	Operational Items	page 15
2.	Board of Directors	page 16
3.	Compensation	page 18
4.	Board Structure	page 19
5.	Capital Structure	page 19
6.	Mergers and Corporate Restructurings & Other	page 21
7.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 21

U.S. Proxy Items

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1.                                      Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•                                          An auditor has a financial interest in or association with the company, and is therefore not independent;

•                                          There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•                                          Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•                                          Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

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Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

2.                                      Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities.

When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders. General definitions are as follows:

•                                          Inside Director

•                  Employee of the company or one of its affiliates

•                  Among the five most highly paid individuals (excluding interim CEO)

•                  Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934

•                  Current interim CEO

•                  Beneficial owner of more than 50 % of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•                                          Affiliated Outside Director

•                  Board attestation that an outside director is not independent

•                  Former CEO or other executive of the company within the last 3 years

•                  Former CEO or other executive of an acquired company within the past three years

•                                          Independent Outside Director

•            No material connection to the company other than a board seat

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•                                          Attend less than 75 % of the board and committee meetings without a disclosed valid excuse for each of the last two years;

•                                          Sit on more than six public operating and/or holding company boards;

•                                          Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors above) in the case of operating and/or holding companies when:

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•                                          The Inside Director or Affiliated Outside Director serves on the Audit, Compensation, or Nominating  Committees; and

•                                          The company lacks an Audit, Compensation or Nominating Committee so that the full board functions as such committees and Insider Directors or Affiliated Outside Directors are participating in voting on matters that independent committees should be voting on.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent chairman or lead director in cases of a classified board and members of appropriate committee are not up for reelection). Extreme cases may warrant a vote against the entire board.

•                                          Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•                                          Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•                                          At the previous board election, any director received more than 50 % withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•                                          The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member(s).

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•                                          The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);

•                                          The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied; or

•                                          There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•                                          The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years.  Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•                                          The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or

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reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•                                          The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•                                          If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•                  Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•                  Two-thirds independent board;

•                  All independent “key” committees (audit, compensation and nominating committees); or

•                  Established, disclosed governance guidelines.

Shareholder proposal regarding board declassification

GSAM will generally vote FOR proposals requesting that the board adopt a declassified structure in the case of operating and holding companies.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.

GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting in the case of operating and holding companies unless:

•                  The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

3.                                      Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably.  Compensation practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

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•                                          AGAINST Management Say on Pay (MSOP) Proposals; or

•                                          AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

•                                          If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans.  Evaluation takes into account potential plan cost, plan features and grant practices. While a negative combination of these factors could cause a vote AGAINST, other reasons to vote AGAINST the equity plan could include the following factors:

•                                          The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or

•                                          There is more than one problematic material feature of the plan, which could include one of the following: unfavorable change-in-control features, presence of gross ups and options reload.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST shareholder or management proposals asking for any frequency less than annual.

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general more than one factor will need to be present in order to warrant a vote AGAINST.

Pay-for-Performance Disconnect:

•                                          GSAM will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

Additional Factors Considered Include:

•                                          Boards responsiveness if company received 70% or less shareholder support in the previous year’s MSOP vote;

•                                          Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•                                          Egregious employment contracts;

•                                          Excessive perquisites or excessive severance and/or change in control provisions;

•                                          Repricing or replacing of underwater stock options  without prior shareholder approval;

•                                          Excessive pledging or hedging of stock by executives;

•                                          Egregious pension/SERP (supplemental executive retirement plan) payouts;

•                                          Extraordinary relocation benefits;

•                                          Internal pay disparity;

•                                          Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives; and

•                                          Long-term equity-based compensation is 100% time-based.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

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•                                    Broad-based participation;

•                                    Limits on employee contributions;

•                                    Company matching contributions; and

•                                    Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•                                    Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•                                    Rationale for the re-pricing;

•                                    If it is a value-for-value exchange;

•                                    If surrendered stock options are added back to the plan reserve;

•                                    Option vesting;

•                                    Term of the option—the term should remain the same as that of the replaced option;

•                                    Exercise price—should be set at fair market or a premium to market;

•                                    Participants—executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote FOR annual frequency.

Stock retention holding period

Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:

•                                    Whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

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4.                                            Director Nominees and Proxy Access

Voting for Director Nominees (Management or Shareholder)

Vote CASE-BY-CASE on the election of directors of operating and holding companies in contested elections, considering the following factors:

•                                    Long-term financial performance of the target company relative to its industry;

•                                    Management’s track record;

•                                    Background of the nomination, in cases where there is a shareholder nomination;

•                                    Qualifications of director nominee(s);

•                                    Strategic plan related to the nomination and quality of critique against management; and

•                                    Likelihood that the Board will be productive as a result.

Proxy Access

Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

GSAM may support proxy access as an important right for shareholders of operating and holding companies and as an alternative to costly proxy contests and as a method for GSAM to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following factors will be taken into account when evaluating the shareholder proposals:

•                  The ownership thresholds, percentage and duration proposed (GSAM generally will not support if the ownership threshold is less than 3%);

•                  The maximum proportion of directors that shareholders may nominate each year (GSAM generally will not support if the proportion of directors is greater than 25%); and

•                  Other restricting factors that when taken in combination could serve to materially limit the proxy access provision.

When evaluating companies that adopted proxy access either proactively or in response to a shareholder proposal, GSAM will take into account the factors listed above. A vote against governance committee members could result if provisions exist that materially limit the right to proxy access.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses.  When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

5.                                            Shareholders Rights & Defenses

Shareholder Ability to Act by Written Consent

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•                                    The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•                                    The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

In the case of operating and holding companies, generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

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In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings.  However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, vote AGAINST shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

In the case of operating and holding companies, vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company.  In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

6.                                            Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•                                    Valuation;

•                                    Market reaction;

•                                    Strategic rationale;

•                                    Management’s track record of successful integration of historical acquisitions;

•                                    Presence of conflicts of interest; and

•                                    Governance profile of the combined company.

7.                                            State of Incorporation

Reincorporation Proposals

GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights.  GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive venue for shareholder lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

•                  Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;

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•                  Whether the company has the following good governance features:

•                  Majority independent board;

•                  Independent key committees;

•                  An annually elected board;

•                  A majority vote standard in uncontested director elections;

•                  The absence of a poison pill, unless the pill was approved by shareholder; and/or

•                  Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

8.                                            Capital Structure

Common and Preferred Stock Authorization

Generally vote FOR proposals to increase the number of shares of common stock authorized for issuance.

Generally vote FOR proposals to increase the number of shares of preferred stock, as long as there is a commitment to not use the shares for anti-takeover purposes.

9.                                            Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership.  When evaluating ESG proxy issues, GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include, among others, reports on:

1) employee labor and safety policies;

2) impact on the environment of the company’s production or manufacturing operations;

3) societal impact of products manufactured;

4) risks throughout the supply chain or operations including animal treatment practices within food production and conflict minerals; and

5) board diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

•                                    The company’s current level of publicly-available disclosure, including if the company already discloses similar information through existing reports or policies;

•                                    If the company has implemented or formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard;

•                                    Whether adoption of the proposal is likely to enhance or protect shareholder value;

•                                    Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

•                                    The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•                                    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•                                    What other companies in the relevant industry have done in response to the issue addressed in the proposal;

•                                    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•                                    Whether the subject of the proposal is best left to the discretion of the board;

•                                    Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

•                                    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Sustainability, climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•                                    The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies;

•                                    If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•                                    If the company’s current level of disclosure is comparable to that of its industry peers; and

•                                    If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction

Vote CASE-BY-CASE on proposals that call for the adoption of Greenhouse Gas (“GHG”) reduction goals from products and operations, taking into account:

•                  Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•                  Whether company disclosure lags behind industry peers;

•                  Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•                  The feasibility of reduction of GHGs given the company’s product line and current technology and;

•                  Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

GSAM generally believes that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity.  When evaluating these proposals, GSAM considers the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•                                    There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•                                    The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

•                                    There is no significant potential threat or actual harm to shareholders’ interests;

•                                    There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and

•                                    There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

GSAM generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

Vote AGAINST proposals barring the company from making political contributions.  Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

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Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

•                                    The degree to which existing relevant policies and practices are disclosed;

•                                    Whether or not existing relevant policies are consistent with internationally recognized standards;

•                                    Whether company facilities and those of its suppliers are monitored and how;

•                                    Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•                                    Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•                                    Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•                                    The scope of the request; and

•                                    Deviation from industry sector peer company standards and practices.

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Non-U.S. Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments.  Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.                                            Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•                                    There are concerns about the accounts presented or audit procedures used; or

•                                    The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•                                    There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•                                    There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•                                    Name of the proposed auditor has not been published;

•                                    The auditors are being changed without explanation; non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•                                    There are serious concerns about the statutory reports presented or the audit procedures used;

•                                    Questions exist concerning any of the statutory auditors being appointed; or

•                                    The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•                                    The dividend payout ratio has been consistently low without adequate explanation; or

•                                    The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

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Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 % unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.                                            Board of Directors

Director Elections

Vote FOR management nominees taking into consideration the following:

•                                    Adequate disclosure has not been provided in a timely manner; or

•                                    There are clear concerns over questionable finances or restatements; or

•                                    There have been questionable transactions or conflicts of interest; or

•                                    There are any records of abuses against minority shareholder interests; or

•                                    The board fails to meet minimum corporate governance standards. or

•                                    There are reservations about:

•                                    Director terms

•                                    Bundling of proposals to elect directors

•                                    Board independence

•                                    Disclosure of named nominees

•                                    Combined Chairman/CEO

•                                    Election of former CEO as Chairman of the Board

•                                    Overboarded directors

•                                    Composition of committees

•                                    Director independence

•                                    Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•                                    Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or

•                                    Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•                                    Company performance relative to its peers;

•                                    Strategy of the incumbents versus the dissidents;

•                                    Independence of board candidates;

•                                    Experience and skills of board candidates;

•                                    Governance profile of the company;

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•                                    Evidence of management entrenchment;

•                                    Responsiveness to shareholders;

•                                    Whether a takeover offer has been rebuffed;

•                                    Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Executive Director

•                                    Employee or executive of the company;

•                                    Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•                                    Any director who is attested by the board to be a non-independent NED;

•                                    Any director specifically designated as a representative of a significant shareholder of the company;

•                                    Any director who is also an employee or executive of a significant shareholder of the company;

•                                    Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•                                    Government representative;

•                                    Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•                                    Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•                                    Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•                                    Relative of a current employee of the company or its affiliates;

•                                    Relative of a former executive of the company or its affiliates;

•                                    A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•                                    Founder/co-founder/member of founding family but not currently an employee;

•                                    Former executive (5 year cooling off period);

•                                    Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•                                    Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•                                    No material connection, either directly or indirectly, to the company other than a board seat.

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Employee Representative

•                              Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•                              A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•                              Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•                              Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•                              Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.                                            Compensation

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably.  Compensation practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

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4.                                      Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•                                          Two-thirds independent board, or majority in countries where employee representation is common practice;

•                                          A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•                                          Fully independent key committees; and/or

•                                          Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.                                      Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 % over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 % of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 % over the current authorization unless the increase would leave the company with less than 30 % of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•                                          The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•                                          The increase would leave the company with less than 30 % of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

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Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 % of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•                                          The share repurchase program can be used as a takeover defense;

•                                          There is clear evidence of historical abuse;

•                                          There is no safeguard in the share repurchase program against selective buybacks;

•                                          Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

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6.                                      Mergers and Corporate Restructuring & Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•                                          Valuation;

•                                          Market reaction;

•                                          Strategic rationale;

•                                          Management’s track record of successful integration of historical acquisitions;

•                                          Presence of conflicts of interest; and

•                                          Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•                                          The parties on either side of the transaction;

•                                          The nature of the asset to be transferred/service to be provided;

•                                          The pricing of the transaction (and any associated professional valuation);

•                                          The views of independent directors (where provided);

•                                          The views of an independent financial adviser (where appointed);

•                                          Whether any entities party to the transaction (including advisers) is conflicted; and

•                                          The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7.                                      Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Please refer to page 12 for our current approach to these important topics.

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Your Global Investment Authority

Policy

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law.  These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.

Effective Date:	August 2003

Revised Date:	May 2007
May 2010
October 2012
June 2014

Proxy Voting Policy & Procedures

June 2014

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law.  These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.(1)

PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies.  PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

A.            General Statements of Policy

These Policies and Procedures are designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention. If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

(1)  Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.

B.            Conflicts of Interest

1.              Identification of Material Conflicts of Interest

a)             In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in the best interests of the client. Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard. Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a credit analyst assigned to recommend how to vote a fixed income proxy or a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

b)             Equity Securities.(2) PIMCO has retained an Industry Service Provider (“ISP”)(3) to provide recommendations on how to vote proxies with respect to Equity Securities. PIMCO will follow the recommendations of the ISP unless: (i) the ISP is unable to vote a proxy (such as if the ISP has a disabling conflict of interest); or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described below, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the ISP or PIMCO).  If no potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

If a potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee (“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

(2)  The term “equity securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.

(3)  The ISP for Equity Securities proxy voting is Institutional Shareholder Services (“ISS”), Inc., One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.

PROXY VOTING POLICY & PROCEDURES |  JUNE 2014

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c)              Fixed Income Securities. PIMCO’s Credit Research Group is responsible for issuing recommendations on how to vote proxies and consents (collectively referred to herein as proxies) with respect to fixed income securities. Each member of the Credit Research Group assigned to issue a voting recommendation has a duty to disclose to the Legal and Compliance department any such potential, actual or apparent material conflict of interest known to such person relating to that voting recommendation. If no such potential, actual or apparent material conflict of interest is disclosed to the Legal and Compliance department, the Credit Research Group may issue a recommendation as to how to vote the proxy. If such a potential, actual or apparent material conflict is disclosed to the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

Where the Credit Research Group issues a recommendation, PIMCO will follow the recommendation, unless a PM decides to override the Credit Research Group’s voting recommendation. If a PM decides to override the recommendation, the Legal and Compliance department may review the proxy to determine whether a material conflict of interest, or the appearance of one, exists with respect to the PM’s voting of the proxy. Each PM has a duty to disclose to the Legal and Compliance department, any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote. If no such potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. If such a potential, actual or apparent material conflict is identified by, or disclosed to, the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department.  See Section B.2 below.

2.              Resolution of Identified Conflicts of Interest

a)             Equity Securities Voted by ISP. The ISP, an independent research and voting service, makes voting recommendations for proxies relating to equity securities in accordance with ISP’s guidelines which have been adopted by PIMCO (“ISP Guidelines”). PIMCO has determined to follow the ISP Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

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b)             Fixed Income Securities. By following the recommendations of the Credit Research Group, PIMCO intends to eliminate any conflict of interest that might arise if a PM voted a fixed income proxy for a client account.

If a material conflict of interest (or the appearance of one) with respect to the Credit Research analyst issuing a voting recommendation is disclosed to the Legal and Compliance department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance department. The Legal and Compliance department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

c)              PIMCO-Affiliated Fund Shares Voted by ISP.  The ISP may make voting recommendations for proxies relating to PIMCO-affiliated fund shares in accordance with the ISP guidelines.  Pursuant to Section B.2.f, PIMCO may determine to resolve a conflict of interest with respect to a PIMCO-managed separate account, fund or other collective investment vehicle holding such PIMCO-affiliated fund shares by following the recommendation of the ISP.

d)             All Securities Not Voted Pursuant to a recommendation of the ISP or Credit Research Group. The following applies to: (i) proxies received in relation to securities for which the ISP or the Credit Research Group (as applicable) is unable to provide recommendations on how to vote; and (ii) proxies for which, as described below, a PM determines to override the ISP’s or Credit Research Group’s (as applicable) voting recommendation.  In each case, such proxy will be reviewed by the Legal and Compliance department to determine whether a material conflict of interest, or the appearance of one, exists with respect to the voting of such proxy by the responsible PM. If no such material conflict of interest (or appearance of one) is identified by, or disclosed to, the Legal and Compliance department, the proxy will be voted by the responsible PM in good faith and in the best interest of the client.

If such a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance department. The Legal and Compliance department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

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e)              Methods for Resolving Identified Conflicts of Interest.

1)             Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM or another PM may vote the proxy as follows:

•                  If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

•                  If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance department and the head of the PM’s desk (or such PM’s manager, if different). The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.

2)             Direct Resolution by the Conflicts Committee. When a conflict is brought to the Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:

•                  Permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

•                  Voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

•                  Having the client direct the vote (and, if deemed appropriate by the Conflicts Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).

In considering the manner in which to mitigate a material conflict of interest, the Conflicts Committee may consider various factors, including:

•                  The extent and nature of the actual or apparent conflict of interest;

•                  If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

•                  The nature of the relationship of the issuer with PIMCO (if any);

•                  Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and

•                  Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.

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3)             The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2.  Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and Compliance department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.

f)               Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts (including wrap program accounts advised or managed in whole or in part by PIMCO and other wrap program accounts for which PIMCO has proxy voting authority), funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents or any applicable contract for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds, by voting in accordance with the ISP recommendation, or by applying other conflicts resolution procedures set forth in Section B.2.

g)              Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

C.            Proxy Voting Process

PIMCO’s process for voting proxies with respect to equity and other securities is described below.

1.              Proxy Voting Process: Equity Securities

a)             The Role of the ISP. PIMCO has selected the ISP to assist it in researching and voting proxies. The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the ISP Guidelines. Except for newly established accounts that have not yet migrated to the ISP’s

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systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations, subject to any override of such recommendation by the PM. For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

b)             Overrides of ISP’s Recommendations.

1)             Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client.  If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance department deem relevant:

•                  Name and ticker symbol of issuer;

•                  Percentage of the outstanding shares of the issuer held;

•                  The name(s) of the fund(s) or account(s) holding the securities;

•                  A summary of the proposal;

•                  The date of the shareholder meeting and the response deadline;

•                  Whether the proposal is being made by management or a shareholder;

•                  Management’s recommendation with respect to the proposal;

•                  The ISP recommendation with respect to the proposal;

•                  The reasoning behind the PM’s decision to recommend the override;

•                  Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

•                  Whether the PM has been contacted by an outside party regarding the vote.

2)             Compliance Review. The Legal and Compliance department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote.  If the Legal and Compliance department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance department determines that such a conflict of interest exists, the conflict will be resolved in

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accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

3)             Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group, will inform the ISP of the voting decision for implementation by the ISP.

c)              When the ISP Does Not Provide a Recommendation. In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.3.

2.              Proxy Voting Process: Fixed Income Securities

a)             The Role of the Credit Research Group. The Credit Research Group is responsible for researching and issuing proxy voting recommendations with respect to fixed income securities. The Credit Research Group researches the financial implications of proxy proposals and makes voting recommendations specific for each account that holds the related fixed income security.

The Credit Research Group will provide a recommendation, for each account, as to how to vote on each proposal based on the needs of the account and the Credit Research Group’s research of the individual facts and circumstances of each proposal. PIMCO Operations will manually cast votes in accordance with the Credit Research Group’s recommendations, subject to any override of such recommendations by the PM.

b)             Overrides of the Credit Research Group’s Recommendations.

1)             Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to fixed income securities and determining whether to accept or reject the recommendation of the Credit Research Group, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the Credit Research Group would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of an Override Report containing the information set forth below and any other information the PM and the Legal and Compliance department deem relevant:

•                  Name and ticker symbol of issuer;

•                  Percentages of the outstanding securities (equity and fixed income) of the issuer held;

•                  The name(s) of the fund(s) or account(s) holding the securities;

•                  A summary of the proposal;

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•                  The date of the security holder meeting and the response deadline;

•                  Whether the proposal is being made by management or a security holder;

•                  Management’s recommendation with respect to the proposal;

•                  The Credit Research Group recommendation with respect to the proposal;

•                  The reasoning behind the PM’s decision to recommend the override;

•                  Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

•                  Whether the PM has been contacted by an outside party regarding the vote.

2)             Compliance Review. The Legal and Compliance department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

3)             Override. If the result of this process is a decision to vote differently than proposed by the Credit Research Group, the Operations Group will manually cast such vote.

c)              When the Credit Research Group Does Not Provide a Recommendation. In certain circumstances, the Credit Research Group, as a result of conflicts or other reasons, may be unable to provide a recommendation with respect to a client proxy. Where the Credit Research Group is unable to provide a recommendation for a fixed income security proxy, PIMCO shall vote such proxy in accordance with Section C.3.

3. Proxy Voting Process: All Other Securities (including those not covered by the ISP or the Credit Research Group)

The ISP covers the majority of equity securities and the Credit Research Group covers fixed income securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP or when the Credit Research Group has a conflict, a proxy will not be covered by the ISP or the Credit Research Group. Proxies not covered by the ISP or the Credit Research Group (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street Investment Management Solutions (“IMS West”). Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance department, and the PM(s) as appropriate, to vote such OS Proxies

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manually in accordance with the procedures set forth below.

a)             Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1, PIMCO’s Legal and Compliance department will review each OS Proxy to determine whether PIMCO may have an actual or apparent material conflict of interest in voting. If no such conflict is identified, the Legal and Compliance department will forward each OS Proxy to PIMCO Operations, which will coordinate consideration of such proxy by the appropriate PM(s). However, if such a conflict is identified, the Legal and Compliance department will, in accordance with Section B.2 above, resolve such conflict: (i) by applying the policies and procedures set forth herein; (ii) pursuant to a protocol previously established by the Conflicts Committee; (iii) if no such protocol is applicable to the conflict at hand, elevate such conflict to the Conflicts Committee for direct resolution; or (iv) by applying such other procedure(s) approved by the Legal and Compliance department.

b)             Vote. (i) Where no material conflict of interest is identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest is identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

c)              Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

d)             Transmittal to Third Parties. PIMCO Operations will document the decision for each OS Proxy received in a format designated by the ballot collection agency or other third party service provider.  PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

e)              Recordkeeping. PIMCO Operations will log the proxy voting results into the ISP application for all manual ballots.

4.              Abstentions

If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in

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the related security; or (3) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

For example, these factors may result in PIMCO not voting proxies relating to non-U.S. issuers in some situations. This is because, in the case of such proxies, PIMCO may, for example, receive meeting notices after the cut-off time for voting or without enough time to fully consider the proxy, or PIMCO may be required in some jurisdictions to provide local agents with power of attorney prior to implementing PIMCO’s voting instructions.

5.              Proxies Relating to Securities on Loan

Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy. In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan.  The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3) the significance of the holding; and (4) whether the security is considered a long-term holding.

D.    U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy.  In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO.  The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

For each U.S. registered investment company (“fund”) that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each fund states in its Statement of Additional Information (“SAI”) (or, with respect to Private Account Portfolio Series of PIMCO Funds (“PAPS Portfolios”), the Offering Memorandum Supplement) and its annual and semiannual report to shareholders that information concerning how

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the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30 is available without charge through the fund’s website and on the SEC’s website, as required by Form N-1A (for open-end funds) or Form N-2 (for closed-end funds). PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure. PIMCO will ensure that proper disclosure is made in each fund’s SAI (or, with respect to the PAPS Portfolios, the Offering Memorandum Supplement) and annual and semiannual reports describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A (for open-end funds) and Form N-2 (for closed-end funds).

E.    PIMCO Record Keeping

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules. The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest. Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

F.    Review and Oversight

PIMCO’s Legal and Compliance department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures. Such review process will include a review of PM overrides of the ISP’s voting recommendations.

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WELLINGTON MANAGEMENT

GLOBAL PROXY POLICY AND PROCEDURES

INTRODUCTION

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies.  In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted.  The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

STATEMENT OF POLICY

Wellington Management:

1)             Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2)             Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3)             Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

RESPONSIBILITY AND OVERSIGHT

The Investment Research Group (“Investment Research”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Corporate Governance Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed.  Day-to-day administration of the proxy voting process is the responsibility of Investment Research.  The Corporate Governance Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

PROCEDURES

Use of Third-Party Voting Agent

Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting.  The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

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Receipt of Proxy

If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation

Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•                  Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by Investment Research and voted in accordance with the Guidelines.

•                  Issues identified as “case-by-case” in the Guidelines are further reviewed by Investment Research.  In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•                  Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.

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OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy.  The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

ADDITIONAL INFORMATION

Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: 1  November 2016

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PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)         Registrant’s Amended and Restated Agreement and Declaration of Trust previously filed on February 11, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(ii)        Registrant’s Certificate of Trust previously filed on July 9, 2013 in the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

(b) By-Laws. Registrant’s By-Laws previously filed on February 11, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Amended and Restated Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)                                           Amended and Restated Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant previously filed on  June 23, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(ii)        Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisory Services, LLC for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio is filed herewith.

(1)                                                         Amendment No. 1 to Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisory Services, LLC for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio is filed herewith.

(iii)            Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisers, Inc. for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio is filed herewith.

(iv)                                    Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio and Global

Atlantic Select Advisor Managed Risk Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(1)                                                         Amendment No. 1 to Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio is filed herewith.

(v)                                       Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio and Global Atlantic Dynamic Trends Allocation Portfolio is filed herewith.

(1)                                                         Amendment No. 1 to Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio and Global Atlantic Dynamic Trends Allocation Portfolio is filed herewith.

(vi)                                   Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Pacific Investment Management Company LLC for the Global Atlantic PIMCO Tactical Allocation Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(vii)                                 Advisory Fee Waiver Agreement, as amended, between the Registrant and Global Atlantic Investment Advisors, LLC for the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio previously filed on April 28, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 30, and hereby incorporated by reference.

(viii)                              Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for the Global Atlantic Wellington Research Managed Risk Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(ix)                                    Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for the Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio is filed herewith.

(1)                                                         Amendment No. 1 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for the Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio is filed herewith.

(x)                                       Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wilshire Associates Incorporated for the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(1)                                                         Amendment No. 1 to Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wilshire Associates Incorporated for the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio is filed herewith.

(xi)                                    Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Motif Capital Management, Inc. for the Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio previously filed on April 15, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 19, and hereby incorporated by reference.

(xii)                                 Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Financial Management, Inc. for the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio previously filed on February 15, 2017 in the

Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(1)                                                         Amendment No. 1 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Financial Management, Inc. for the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio is filed herewith.

(2)                                                         Amendment No. 2 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Financial Management, Inc. for the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio is filed herewith.

(e) Underwriting Contracts. Underwriting Agreement previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreement. Custodian Agreement previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(h) Other Material Contracts.

(i)                                           Fund Services Agreement previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(1)                                                         Amendment No. 1 to Fund Services Agreement is filed herewith.

(ii)                                        Amended and Restated Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio, Global Atlantic Motif Technological Innovations Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio is filed herewith.

(iii)                                     Amended and Restated Operating Expenses Limitation Agreement between the Registrant and Forethought Investment Advisors, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock

Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio is filed herewith.

(i) Legal Opinion and Consent to be filed by subsequent amendment.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm to be filed by subsequent amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Form of Subscription Agreement between the Registrant and the Initial Investor previously filed on April 23, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 9, and hereby incorporated by reference.

(m) Rule 12b-1 Plans.

(i)                            Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1, as amended, previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(n) Rule 18f-3 Plan, as amended, previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i)                            Code of Ethics for the Registrant and Global Atlantic Investment Advisors previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(ii)                         Code of Ethics for Wellington Management Company LLP is filed herewith.

(iii)                      Code of Ethics for Milliman Financial Risk Management LLC is filed herewith.

(iv)                     Code of Ethics for Northern Lights Distributors, LLC previously filed on October 17, 2013 in the Registrant’s Registration Statement on Form N-1A/A, and hereby incorporated by reference.

(v)                        Code of Ethics for Franklin Advisory Services, LLC and Franklin Advisers, Inc. previously filed on April 28, 2014 in the Registrant’s Registration Statement in Post-Effective Amendment No. 4, and hereby incorporated by reference.

(vi)           Code of Ethics for Goldman Sachs Asset Management, L.P. previously filed on February 11, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(vii)        Code of Ethics for Pacific Investment Management Company LLC is filed herewith.

(viii)     Code of Ethics for BlackRock Inc. previously filed on November 16, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(ix)           Code of Ethics for Wilshire Associates Incorporated previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(x)              Code of Ethics for Motif Capital Management, Inc. previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(q) Powers of Attorney.

(i)                  Power of Attorney for the Registrant, and a certificate with respect thereto, and each trustee and principal executive and financial officer is filed herewith.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust, Section 8 of the Underwriting Agreement and Sections 4 and 5 of the Investment Advisory Agreement.  The various Sub-Advisory Agreements, on behalf of certain series of the Registrant (as specified therein), also contain indemnification provisions. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor and Sub-Advisor.

Besides serving as investment adviser to the Registrant and other client accounts, Global Atlantic Investment Advisors, LLC (“Global Atlantic Investment Advisors”), located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204 is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature. Information regarding the business, profession, vocation, or employment of a substantial nature of Forethought Variable Insurance Trust’s trustees and officers is hereby incorporated by reference to the information contained in the SAI and Part 1 of Global Atlantic Investment Advisors’ Form ADV, file number 801-78132, as filed with the SEC.

Item 32. Principal Underwriter.

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Registrant, also acts as principal underwriter for the following investment companies: AdvisorOne Funds, Arrow ETF Trust, Arrow Investments Trust, Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Hays Series Trust, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Chief Executive Officer and Secretary	None
William Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Advisers, Principal Underwriter, Administrator and Custodian at the addresses stated in the SAI.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Simsbury, State of Connecticut on the 7th day of February, 2018.

Forethought Variable Insurance Trust

By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr., President

Name	Title	Date

/s/ Robert M. Arena, Jr.	Trustee and President (Principal Executive Officer)	February 7, 2018
Robert M. Arena, Jr.

/s/ Laura Szalyga	Treasurer (Principal Financial Officer)	February 7, 2018
Laura Szalyga

Joseph Breslin*	Trustee	February 7, 2018
Joseph Breslin

Mark Garbin*	Trustee	February 7, 2018
Mark Garbin

Mitchell E. Appel*	Trustee	February 7, 2018
Mitchell E. Appel

Kathleen Redgate*	Trustee	February 7, 2018
Kathleen Redgate

By:	/s/ Robert M. Arena, Jr.	Date:	February 7, 2018
Robert M. Arena, Jr., President

*Attorney-in-Fact — Pursuant to Powers of Attorney filed herewith.

Exhibit Index

Amended and Restated Sub-Advisory Agreement with Franklin Advisory Services, LLC	EX 99.28(d)(ii)
Amendment No. 1 to Amended and Restated Sub-Advisory Agreement with Franklin Advisory Services, LLC	EX 99.28(d)(ii)(1)
Sub-Advisory Agreement with Franklin Advisers, Inc.	EX 99.28(d)(iii)
Amendment No. 1 to Amended and Restated Sub-Advisory Agreement with Milliman Financial Risk Management LLC	EX 99.28(d)(iv)(1)
Amended and Restated Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P.	EX 99.28(d)(v)
Amendment No. 1 to Amended and Restated Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P.	EX 99.28(d)(v)(1)
Sub-Advisory Agreement with BlackRock Investment Management, LLC	EX 99.28(d)(ix)
Amendment No 1. to Sub-Advisory Agreement with BlackRock Investment Management, LLC	EX 99.28(d)(ix)(1)
Amendment No. 1 to Amended and Restated Sub-Advisory Agreement with Wilshire Associates Incorporated	EX 99.28(d)(x)(1)
Amendment No. 1 to Sub-Advisory Agreement with BlackRock Financial Management, Inc.	EX 99.28(d)(xii)(1)
Amendment No. 2 to Sub-Advisory Agreement with BlackRock Financial Management, Inc.	EX 99.28(d)(xii)(2)
Amendment No. 1 to Fund Services Agreement	EX 99.28(h)(i)(1)
Amended and Restated Operating Expenses Limitation Agreement	EX 99.28(h)(ii)
Amended and Restated Operating Expenses Limitation Agreement	EX 99.28(h)(iii)
Code of Ethics for Wellington Management Company LLP	EX 99.28(p)(ii)
Code of Ethics for Milliman Financial Risk Management LLC	EX 99.28(p)(iii)
Code of Ethics for Pacific Investment Management Company LLC	EX 99.28(p)(vii)
Power of Attorney for the Registrant	EX 99.28(q)(i)